UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	4/30/2022

Item 1 – Reports to Stockholders

PGIM GLOBAL TOTAL RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Total Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return Fund

June 15, 2022

PGIM Global Total Return Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-16.97	-20.22	-0.46	1.09	—

Class C	-17.31	-18.99	-0.52	0.69	—

Class Z	-16.91	-17.37	0.46	1.69	—

Class R2	-17.11	-17.62	N/A	N/A	-1.45 (12/27/2017)

Class R4	-16.86	-17.38	N/A	N/A	-1.17 (12/27/2017)

Class R6	-16.75	-17.16	0.55	1.85	—

Bloomberg Global Aggregate Index

	-11.69	-12.64	0.33	0.35	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)

					Class R2, Class R4 (12/27/2017)

Bloomberg Global Aggregate Index					-0.60

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	0.25%	None	None

Shareholder service fees	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg Global Aggregate Index—The Bloomberg Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency, and corporate securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Global Total Return Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.12	4.87	4.80

Class C	0.10	4.24	4.14

Class Z	0.13	5.28	5.21

Class R2	0.12	4.83	4.55

Class R4	0.13	5.09	5.06

Class R6	0.14	5.41	5.41

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	14.2

AA	8.5

A	16.6

BBB	32.6

BB	14.0

B	5.3

CCC	1.7

Not Rated	4.8

Cash/Cash Equivalents	2.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Total Return Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 830.30	0.88%	$3.99

	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Class C	Actual	$1,000.00	$ 826.90	1.63%	$7.38

	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

Class Z	Actual	$1,000.00	$ 830.90	0.63%	$2.86

	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Class R2	Actual	$1,000.00	$ 828.90	1.08%	$4.90

	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class R4	Actual	$1,000.00	$ 831.40	0.83%	$3.77

	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Class R6	Actual	$1,000.00	$ 832.50	0.52%	$2.36

	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.5%

ASSET-BACKED SECURITIES 9.1%

Canada 0.0%

Fairstone Financial Issuance Trust,
Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,107,337
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	295,828
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	372,565

					1,775,730

Cayman Islands 2.5%

Battalion CLO Ltd.,
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.114(c)	07/18/30		5,500	5,471,014
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.316(c)	04/30/31		15,000	14,871,681
Carlyle US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.083(c)	04/20/31		12,500	12,393,027
Elevation CLO Ltd.,
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.324(c)	07/15/29		479	478,100
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.164(c)	07/19/28		2,231	2,226,814
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.130(c)	02/20/31		2,000	1,961,641
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.213(c)	07/20/31		2,000	1,986,911
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.824(c)	07/15/31		5,750	5,616,962
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.294(c)	10/15/34		15,000	14,860,617
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	2.794(c)	04/17/31		2,000	1,963,366
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	2.113(c)	04/20/31		5,000	4,953,995
Race Point CLO Ltd.,
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.520(c)	02/20/30		8,540	8,503,486

See Notes to Financial Statements.

PGIM Global Total Return Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.415%(c)	05/07/31		5,000	$4,964,534
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.015(c)	05/07/31		6,500	6,344,818
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.613(c)	04/20/29		10,000	9,809,876
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.303(c)	07/20/30		444	442,542
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.154(c)	04/25/31		4,500	4,448,019
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.194(c)	01/17/31		2,500	2,484,581
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	3.234(c)	07/15/31		8,500	8,435,358
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.334(c)	04/15/30		733	731,125

					112,948,467

Ireland 4.4%

Anchorage Capital Europe CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	04/25/34	EUR	4,000	4,165,277
Ares European CLO DAC,
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	8,000	8,275,963
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,576,782
BNPP AM Euro CLO DAC,
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	10,000	10,416,739
Bosphorus CLO DAC,
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	20,000	20,850,669
Capital Four CLO DAC,
Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	23,000	24,107,445

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)

Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300%(c)	08/15/30	EUR	9,500		$9,860,611
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	20,000		20,855,589
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	15,000		15,737,935
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500		11,979,150
European Residential Loan Securitisation,
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.403(c)	11/25/60	EUR	1,429		1,487,870
Hayfin Emerald CLO,
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	11/17/32	EUR	18,500		19,511,916
Henley CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	04/25/34	EUR	5,000		5,226,914
Invesco Euro CLO DAC,
Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000		31,451,143
OAK Hill European Credit Partners DAC,
Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	2,986		3,133,399
Providus CLO DAC,
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	07/15/31	EUR	7,500		7,821,373
Rathlin Residential DAC,
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.500(c)	09/27/75	EUR	1,374		1,419,971

						197,878,746

Spain 0.1%

TFS,
Series 2018-03, Class A1^	0.000	04/16/40	EUR	—(r	)	4,394
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	3,969		4,186,613

						4,191,007

United Kingdom 0.3%

Newday Funding Master Issuer PLC,
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	1.598(c)	03/15/29	GBP	3,700		4,641,152

See Notes to Financial Statements.

PGIM Global Total Return Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United Kingdom (cont’d.)

Newday Funding Master Issuer PLC, (cont’d.)
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	1.320	%(c)	03/15/29		3,500	$3,507,747
Newday Partnership Funding PLC,
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	2.028	(c)	11/15/28	GBP	6,205	7,839,078

						15,987,977

United States 1.8%

Ameriquest Mortgage Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)	3.323	(c)	08/25/32		284	284,240
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518	(c)	08/25/32		139	137,447
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	1.268	(c)	05/25/33		496	482,713
CHEC Loan Trust,
Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.668	(c)	07/25/34		452	441,712
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 144A	1.980		08/25/50		2,335	2,267,036
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)	1.148	(c)	01/25/34		501	473,956
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D	1.730		07/15/26		700	685,292
Series 2022-01A, Class E, 144A	5.020		10/15/29		5,600	5,321,779
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740		04/15/33		1,300	1,191,801
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class C	1.870		09/15/27		2,100	1,942,181
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784		01/25/28		1,209	1,482,565
Series 2020-02, Class E, 144A	3.072		02/25/28		1,588	1,573,161
Series 2020-02, Class R, 144A	31.355		02/25/28		566	675,026
Series 2021-01, Class E, 144A	2.365		09/25/28		356	348,375
Series 2021-01, Class F, 144A	4.280		09/25/28		600	572,249
Series 2021-01, Class R, 144A	28.348		09/25/28		1,936	2,325,436
Series 2021-02, Class F, 144A	4.393		12/26/28		600	569,960

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

JPMorgan Chase Bank, NA, (cont’d.)
Series 2021-03, Class F, 144A	3.694%	02/26/29	600	$559,180
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	998,736
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	989	970,186
Series 2019-A, Class R, 144A	0.000	10/25/48	2,505	549,137
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,006,101
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28	2,300	2,276,273
Series 2021-01A, Class D, 144A	5.050	11/20/31	1,900	1,669,027
Long Beach Mortgage Loan Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	1.523(c)	07/25/34	110	106,695
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,730,573
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.568(c)	04/25/34	1,033	998,624
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.868(c)	08/25/35	26	25,045
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	09/25/33	78	77,141
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.648(c)	02/25/33	122	120,479
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69	2,000	1,854,364
Series 2021-A, Class B, 144A	2.240	05/15/69	1,850	1,570,426
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,284,871
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	4,158	4,095,274
Series 2019-A, Class D, 144A	6.220	08/08/25	3,400	3,401,456
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28	1,200	1,162,682
Series 2021-A, Class D, 144A	5.400	03/08/28	500	484,192
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	3.018(c)	04/25/23	4,290	4,237,557

See Notes to Financial Statements.

PGIM Global Total Return Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Santander Bank Auto Credit-Linked Notes,
Series 2021-01A, Class D, 144A	5.004%	12/15/31		1,300	$1,236,801
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27		850	789,709
Series 2021-AA, Class R, 144A	0.000	08/15/28		6	699,371
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		4,060	4,017,397
Series 2019-D, Class 1PT, 144A	3.026(cc)	01/16/46		4,097	4,042,291
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		5,397	5,262,389
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX, 144A	3.050	11/16/48		2,100	1,990,000
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.918(c)	11/29/24		849	847,643
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.918(c)	11/29/24		2,236	2,236,362
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.468(c)	06/25/24		9,330	9,153,833

					80,228,744

TOTAL ASSET-BACKED SECURITIES (cost $446,928,809)					413,010,671

BANK LOANS 1.4%

Germany 0.1%

Speedster Bidco GmbH,
Second Lien Term Loan, 3 Month EURIBOR + 6.000%	6.000(c)	03/31/28	EUR	3,265	3,421,809

United Kingdom 1.2%

CD&R Firefly Bidco Ltd.,
Initial Term Loan, SONIA + 8.356%^	8.551(c)	06/19/26	GBP	16,075	20,213,509
Constellation Automotive Group Ltd., Facility B2 Loan, SONIA + 4.750%	4.946(c)	07/28/28	GBP	8,850	10,860,660
EG Group Ltd.,
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	7.000(c)	04/30/27	EUR	23,880	24,803,818

					55,877,987

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

United States 0.1%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021%(c)	11/01/25		1,199	$1,279,933
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	3.656(c)	08/24/26		2,297	753,087
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26		249	253,839

					2,286,859

TOTAL BANK LOANS (cost $69,477,001)					61,586,655

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.1%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	2,107	1,551,402

Ireland 0.6%

Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	3.208(c)	05/17/31	GBP	546	673,085
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	2.108(c)	08/17/31	GBP	5,134	6,453,207
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	2.358(c)	08/17/31	GBP	8,427	10,521,851
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	2.708(c)	08/17/31	GBP	7,016	8,775,196

					26,423,339

United Kingdom 0.0%

Salus European Loan Conduit DAC,
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.713(c)	01/23/29	GBP	500	628,685

United States 7.5%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35		1,000	925,333
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35		1,000	915,918
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,600	3,554,421

See Notes to Financial Statements.

PGIM Global Total Return Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

BANK, (cont’d.)
Series 2017-BNK06, Class A3	3.125%	07/15/60	4,400	$4,356,202
Series 2019-BN21, Class A3	2.458	10/17/52	6,293	5,924,048
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	5,000	4,984,982
Series 2018-B03, Class A3	3.746	04/10/51	7,200	7,174,371
Series 2020-B17, Class A4	2.042	03/15/53	6,200	5,396,810
Series 2020-B20, Class A3	1.945	10/15/53	11,000	9,760,147
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.554(c)	10/15/36	2,805	2,748,725
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.854(c)	10/15/36	7,416	7,248,861
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.204(c)	10/15/36	22,142	21,613,505
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3	2.647	11/15/52	16,531	15,776,624
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	9,381	9,040,154
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.603(cc)	05/10/47	27,500	234,699
Series 2016-GC37, Class XB, IO	0.856(cc)	04/10/49	33,868	821,804
Series 2016-P04, Class XB, IO	1.472(cc)	07/10/49	9,100	454,571
Series 2017-P08, Class A2	3.109	09/15/50	2,000	1,942,913
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	3.320(c)	11/15/37	4,399	4,350,901
Commercial Mortgage Trust,
Series 2014-UBS04, Class XB, IO, 144A	0.297(cc)	08/10/47	50,000	231,455
Series 2015-CR24, Class A4	3.432	08/10/48	3,691	3,633,933
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.704(c)	05/15/36	14,125	13,849,948
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,265,232
Series 2019-C17, Class A3	2.769	09/15/52	12,444	11,896,775
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	3,000	2,628,077
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A3	2.362	08/10/49	1,500	1,466,924
Series 2017-C06, Class A3	3.269	06/10/50	4,400	4,354,362
Series 2020-C09, Class A3	1.882	08/15/53	20,000	18,353,924

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673%(cc)	09/10/35	500	$476,490
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)	3.222(c)	11/15/38	23,600	22,713,718
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO	0.901(cc)	10/25/22	16,534	41,053
Series K037, Class X1, IO	1.082(cc)	01/25/24	9,886	129,557
Series K043, Class X1, IO	0.643(cc)	12/25/24	11,725	144,686
Series K049, Class X1, IO	0.700(cc)	07/25/25	38,299	605,074
Series K052, Class X1, IO	0.777(cc)	11/25/25	11,708	225,569
Series K053, Class X1, IO	1.018(cc)	12/25/25	44,342	1,195,994
Series K054, Class X1, IO	1.299(cc)	01/25/26	29,898	1,086,650
Series K058, Class X1, IO	1.047(cc)	08/25/26	40,285	1,347,121
Series K090, Class X1, IO	0.852(cc)	02/25/29	22,937	973,482
Series K111, Class X1, IO	1.681(cc)	05/25/30	29,345	2,983,643
Series K113, Class X1, IO	1.490(cc)	06/25/30	119,109	10,726,094
Series K114, Class X1, IO	1.212(cc)	06/25/30	75,384	5,553,019
Series K116, Class X1, IO	1.530(cc)	07/25/30	49,126	4,520,863
Series K121, Class X1, IO	1.120(cc)	10/25/30	126,918	8,636,439
Series KG03, Class X1, IO	1.483(cc)	06/25/30	101,850	9,054,689
Series Q001, Class XA, IO	2.138(cc)	02/25/32	6,047	565,728
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	2.425(c)	08/01/23	17,250	17,205,719
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	2.175(c)	11/21/35	7,700	7,579,487
Series 2021-RENT, Class D, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.475(c)	11/21/35	4,454	4,384,025
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.632(cc)	04/10/47	30,000	247,575
Series 2014-GC22, Class XB, IO	0.452(cc)	06/10/47	35,000	247,425
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	33,779
Series 2014-GC26, Class XB, IO	0.461(cc)	11/10/47	56,483	458,134
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A3	3.515	03/17/49	966	959,233
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3	3.109	07/15/50	4,136	4,083,911
Series 2017-JP07, Class A3	3.379	09/15/50	5,100	5,004,631

See Notes to Financial Statements.

PGIM Global Total Return Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915%	05/13/53	10,000	$8,643,636
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	5,564	5,445,042
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40	3,775	2,736,733
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A3	2.731	11/15/49	298	290,002
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,430,763
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	1,700	1,536,576
Series 2020-HR08, Class XB, IO	1.004(cc)	07/15/53	54,413	3,407,081
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.754(c)	01/15/36	8,475	8,336,610
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.304(c)	01/15/36	2,975	2,924,508
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	6,500	6,189,092
Series 2017-C06, Class A3	3.581	12/15/50	5,000	4,904,183
Series 2017-C07, Class A3	3.418	12/15/50	4,400	4,264,545
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class XA, IO, 144A	1.378(cc)	05/10/63	1,623	717
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.085(cc)	07/15/48	24,000	802,430
Series 2016-LC24, Class XB, IO	1.129(cc)	10/15/49	20,910	796,000
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.404(c)	05/15/31	1,800	1,770,833
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.954(c)	05/15/31	1,700	1,669,780
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	4.054(c)	05/15/31	2,200	2,154,038

				337,391,976

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $384,332,428)				365,995,402

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS 43.7%

Australia 0.1%

Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, EMTN	3.700%	03/18/24	CNH	2,000	$300,646
Westpac Banking Corp.,
Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,184,519

					3,485,165

Belgium 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	4.900	02/01/46		7,380	7,278,209
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	5.550	01/23/49		3,800	4,049,243

					11,327,452

Brazil 0.8%

Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	9,821	11,830,866
Gtd. Notes	6.625	01/16/34	GBP	8,080	10,124,912
Gtd. Notes, EMTN	6.250	12/14/26	GBP	8,444	10,985,792
Suzano Austria GmbH,
Gtd. Notes	6.000	01/15/29		200	202,322
Swiss Insured Brazil Power Finance Sarl,
Sr. Sec’d. Notes	9.850	07/16/32	BRL	19,385	3,548,526

					36,692,418

Bulgaria 0.3%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	14,580	12,379,383

Canada 0.9%

Barrick Gold Corp.,
Sr. Unsec’d. Notes	5.250	04/01/42		35	36,660
Barrick North America Finance LLC,
Gtd. Notes	5.700	05/30/41		45	49,255
Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950	10/15/39		50	56,089
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		3,900	3,613,335
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		3,242	3,236,554
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,535	2,362,135

See Notes to Financial Statements.

PGIM Global Total Return Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

Brookfield Residential Properties, Inc./Brookfield
Residential US LLC,
Gtd. Notes, 144A	4.875%	02/15/30		2,320	$1,935,661
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,039,695
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,480,026
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		1,340	1,142,983
Sr. Unsec’d. Notes	3.750	02/15/52		955	765,036
Sr. Unsec’d. Notes	4.250	04/15/27		3,500	3,500,889
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		600	781,171
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		1,000	1,400,810
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		800	1,144,174
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		1,225	1,243,981
Methanex Corp.,
Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,476,929
Ontario Electricity Financial Corp.,
Local Gov’t. Gtd. Notes, Series 40	1.848(s)	04/11/31	CAD	10,000	5,552,475
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,539,582
Rogers Communications, Inc.,
Gtd. Notes	3.250	05/01/29	CAD	700	498,202
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,395,921
Sr. Unsec’d. Notes	6.000	08/15/40		4,360	4,617,823
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes	2.050	07/10/24	AUD	2,470	1,684,045

					41,553,431

China 0.9%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.400	11/06/24	CNH	72,790	11,068,432
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,550,718
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,997	1,926,934
Sr. Sec’d. Notes, Series C	3.955	03/29/23		4,129	4,117,489
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	4,070,498
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	4,700	728,386
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,395,519

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China (cont’d.)

China Development Bank, (cont’d.)
Unsec’d. Notes	4.200%		01/19/27		CNH	16,000	$2,528,805
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A	3.150		05/01/27			575	543,718
Gtd. Notes, 144A	3.400		05/01/30			725	660,388
State Grid Overseas Investment BVI Ltd.,
Gtd. Notes, EMTN	0.797		08/05/26		EUR	3,830	3,779,677

							39,370,564

Denmark 0.3%

Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171	(ff)	12/08/23			9,300	9,167,967
Sr. Unsec’d. Notes, 144A	1.621	(ff)	09/11/26			4,645	4,205,016
Sr. Unsec’d. Notes, 144A	3.244	(ff)	12/20/25			1,095	1,063,142

							14,436,125

France 2.9%

Altice France SA,
Sr. Sec’d. Notes	3.375		01/15/28		EUR	8,475	7,635,925
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, Series 19	0.999		10/15/25		JPY	200,000	1,568,854
Sr. Unsec’d. Notes, Series 21	0.300		10/13/23		JPY	300,000	2,309,798
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	1.323	(ff)	01/13/27			3,400	3,021,182
Sr. Unsec’d. Notes, 144A	1.904	(ff)	09/30/28			12,100	10,434,340
Sr. Unsec’d. Notes, 144A	2.159	(ff)	09/15/29			6,310	5,380,032
Sr. Unsec’d. Notes, 144A	2.591	(ff)	01/20/28			9,230	8,409,338
Sr. Unsec’d. Notes, 144A	2.871	(ff)	04/19/32			5,220	4,430,952
Sr. Unsec’d. Notes, EMTN	6.420		09/11/23		MXN	250	11,567
Sub. Notes, EMTN	4.625		03/09/27		AUD	370	253,740
BPCE SA,
Sr. Unsec’d. Notes, 144A	2.277	(ff)	01/20/32			7,422	6,035,260
Sr. Unsec’d. Notes, EMTN	0.562		06/24/24		JPY	100,000	770,127
Sr. Unsec’d. Notes, Series 03	0.989		07/12/28		JPY	300,000	2,316,478
Sr. Unsec’d. Notes, Series 05	0.530	(ff)	12/10/26		JPY	500,000	3,810,601
Sub. Notes, Series 01	2.047		01/30/25		JPY	100,000	786,507
Credit Agricole Assurances SA,
Sub. Notes	4.250	(ff)	01/13/25	(oo)	EUR	2,000	2,146,374
Credit Agricole Corporate & Investment Bank SA,
Sr. Unsec’d. Notes, EMTN	2.670		02/20/24		NZD	1,400	881,638

See Notes to Financial Statements.

PGIM Global Total Return Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)

Credit Agricole SA,
Sr. Unsec’d. Notes, 144A	1.247	%(ff)	01/26/27		2,545	$2,259,551
Sr. Unsec’d. Notes, EMTN	4.400		07/06/27	AUD	1,200	822,250
Sr. Unsec’d. Notes, Series 04	0.959		06/08/28	JPY	400,000	3,053,007
Sr. Unsec’d. Notes, Series 07	1.248	(ff)	06/04/26	JPY	600,000	4,649,129
Sub. Notes, EMTN	4.200	(ff)	05/29/34	AUD	400	261,028
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A(a)	5.125		10/15/26	EUR	6,850	6,994,488
Loxam SAS,
Sr. Sec’d. Notes	2.875		04/15/26	EUR	5,200	5,101,738
Sr. Sub. Notes	4.500		04/15/27	EUR	3,800	3,643,098
Sr. Sub. Notes(a)	5.750		07/15/27	EUR	4,800	4,772,594
Sr. Sub. Notes, 144A	4.500		04/15/27	EUR	900	862,839
SNCF Reseau,
Sr. Unsec’d. Notes	4.700		06/01/35	CAD	6,400	5,288,164
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	3.337	(ff)	01/21/33		6,600	5,591,340
Sr. Unsec’d. Notes, 144A, MTN	2.625		01/22/25		20,885	19,946,829
Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24		3,130	3,117,399
Sub. Notes, EMTN	4.875		10/13/26	AUD	2,364	1,622,505
Sub. Notes, EMTN	5.000		05/19/27	AUD	220	153,161
Sub. Notes, EMTN	5.000	(ff)	07/20/28	AUD	1,006	710,727

						129,052,560

Germany 0.7%

Daimler International Finance BV,
Gtd. Notes, EMTN	3.450		09/27/22	CNH	1,000	150,284
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987		07/08/30	AUD	1,000	588,259
Gtd. Notes, MTN	3.800		09/27/27	AUD	900	625,352
Deutsche Bank AG,
Sr. Unsec’d. Notes	2.129	(ff)	11/24/26		3,760	3,412,858
Sub. Notes, EMTN	3.662	(ff)	04/10/25	CNH	89,000	12,972,760
Unsec’d. Notes	4.550	(s)	11/07/22		1,814	1,784,975
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes	4.700		06/02/37	CAD	424	363,749
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375		07/15/27	EUR	2,400	2,346,004
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%
(Cap N/A, Floor 4.750%)	4.750	(c)	07/15/27	EUR	2,000	2,087,929
Sr. Sec’d. Notes, 144A	4.375		07/15/27	EUR	4,300	4,203,257

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)

Volkswagen International Finance NV,
Gtd. Notes	2.700%(ff)	12/14/22(oo)	EUR	1,000	$1,055,159

					29,590,586

Hong Kong 0.2%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	9,200	9,149,337
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	561,974
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	428,195
Gtd. Notes, EMTN	3.380	01/18/29	HKD	1,000	122,411
Swire Pacific MTN Financing Ltd.,
Gtd. Notes, EMTN	3.900	11/05/30	HKD	5,000	627,951

					10,889,868

Hungary 0.1%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	4,270	4,414,093

Iceland 0.1%
Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	0.000(c)	07/24/26	EUR	5,000	5,196,052

India 0.4%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	13,640	14,012,521
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,100	2,958,945

					16,971,466

Indonesia 0.3%

Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27		600	596,269
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,890	1,818,938
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	503,704
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,400	2,557,335

See Notes to Financial Statements.

PGIM Global Total Return Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Indonesia (cont’d.)

Perusahaan Listrik Negara PT, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.875%	11/05/31	EUR	6,900	$6,111,324
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	959,000

					12,546,570

Israel 0.5%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.500	03/30/24		654	638,244
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes(a)	6.875	06/21/23		3,000	3,114,401
Sr. Sec’d. Notes	7.875	12/15/26		5,500	6,215,030
Sr. Sec’d. Notes, 144A, GMTN(a)	4.250	08/14/28		1,550	1,536,732
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,764,007
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		9,750	11,197,324

					24,465,738

Italy 0.3%

Assicurazioni Generali SpA,
Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	2,075	2,318,341
Intesa Sanpaolo SpA,
Sub. Notes, 144A(a)	4.198(ff)	06/01/32		1,430	1,185,804
Rossini Sarl,
Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	1,980	2,120,133
UniCredit SpA,
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		8,485	7,484,753

					13,109,031

Jamaica 0.2%

Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		1,100	984,343
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		1,071	1,050,521
Sr. Sec’d. Notes, 144A	8.750	05/25/24		750	737,129
Sr. Sec’d. Notes, 144A	8.750	05/25/24		7,250	7,142,058

					9,914,051

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Japan 0.4%

Central Nippon Expressway Co. Ltd.,
Sr. Unsec’d. Notes, EMTN	1.873%	09/26/24	AUD	3,000	$2,018,809
East Japan Railway Co.,
Sr. Unsec’d. Notes, EMTN	5.250	04/22/33	GBP	1,500	2,270,069
Mizuho Bank Ltd.,
Certificate of Deposit	1.700	08/07/24	AUD	600	406,172
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes	3.752	07/19/23	AUD	1,042	740,924
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608	07/14/31		2,070	1,740,859
Sr. Unsec’d. Notes(a)	2.999	01/22/32		12,775	11,022,189

					18,199,022

Kazakhstan 0.3%

Kazakhstan Temir Zholy Finance BV,
Gtd. Notes	6.950	07/10/42		1,800	1,824,970
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	8,300	7,081,150
Gtd. Notes	3.638	06/20/22	CHF	5,550	5,508,815

					14,414,935

Luxembourg 0.2%

ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	4,625	4,036,980
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	7,342	6,407,905
Codere New Holdco SA,
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%^	7.500	11/30/27(d)	EUR	441	400,197

					10,845,082

Malaysia 0.0%

Petronas Energy Canada Ltd.,
Gtd. Notes, EMTN	2.112	03/23/28		939	854,023

Malta 0.1%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,602,759

See Notes to Financial Statements.

PGIM Global Total Return Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico 1.2%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000%	09/29/36		11,850	$11,558,711
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	8,175	8,183,481
Gtd. Notes	6.500	01/23/29		500	458,274
Gtd. Notes	9.500	09/15/27		2,000	2,183,704
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,900	3,033,473
Gtd. Notes, EMTN	3.750	11/16/25	GBP	290	333,627
Gtd. Notes, EMTN(a)	3.750	04/16/26	EUR	5,457	5,348,849
Gtd. Notes, EMTN	4.875	02/21/28	EUR	20,500	19,740,251
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	666,343
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	0.936(c)	02/15/24		1,500	1,500,002

					53,006,715

Netherlands 0.9%

ABN AMRO Bank NV,
Sub. Notes, 144A	4.750	07/28/25		500	503,878
BNG Bank NV,
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	629,613
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,861,628
Sr. Unsec’d. Notes, MTN	1.765(s)	04/05/28	CAD	2,600	1,641,155
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, EMTN	2.750	03/04/24	NZD	376	237,084
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,882	1,933,285
Sr. Unsec’d. Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	160,060
Sub. Notes, Series 01	1.429	12/19/24	JPY	300,000	2,333,030
ING Groep NV,
Sr. Unsec’d. Notes	4.017(ff)	03/28/28		1,850	1,796,618
OCI NV,
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	8,370	9,023,887
United Group BV,
Sr. Sec’d. Notes	4.875	07/01/24	EUR	300	306,933
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	3,565,683
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	11,575	10,692,802
WP/AP Telecom Holdings IV BV,
Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,195,879
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	5,269,475

					42,151,010

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Norway 0.1%

Equinor ASA,
Gtd. Notes	6.800%	01/15/28		2,265	$2,570,670

Peru 0.0%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875	07/05/34		97	99,570
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	2.077(s)	06/02/25		966	914,565

					1,014,135

Philippines 0.1%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	4,223,784

Poland 0.1%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375	06/01/25	EUR	500	524,257
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	613,017
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	4,939,767

					6,077,041

Portugal 0.8%

CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	26,900	34,957,721

Qatar 0.0%

QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,076,211
Gtd. Notes, MTN	4.900	02/01/28	AUD	970	691,460

					1,767,671

Russia 0.5%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	11,325	3,492,676
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	2,000	925,212
Sr. Unsec’d. Notes	2.250	11/22/24	EUR	1,000	290,111
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	3,500	1,015,389
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	15,927	6,008,222
Sr. Unsec’d. Notes	4.950	07/19/22		8,000	4,600,000

See Notes to Financial Statements.

PGIM Global Total Return Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia (cont’d.)

Gazprom PJSC Via Gaz Capital SA, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.364%	03/21/25	EUR	4,000	$1,160,445
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27		1,410	387,750
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	1,542,020
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25(d)	CHF	9,450	485,736
Sr. Unsec’d. Notes	2.200	05/23/27(d)	EUR	621	32,756
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	8,121	510,588

					20,450,905

Singapore 0.1%

BOC Aviation USA Corp.,
Gtd. Notes, 144A, MTN	1.625	04/29/24		1,670	1,602,536
Clifford Capital Pte Ltd.,
Gov’t. Gtd. Notes, EMTN	3.110	08/18/32		5,000	4,671,522
Singapore Telecommunications Ltd.,
Sr. Unsec’d. Notes, 144A	7.375	12/01/31		100	129,195

					6,403,253

South Africa 0.3%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,330,981
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,830,940
Sasol Financing International Ltd.,
Gtd. Notes	4.500	11/14/22		800	797,801

					13,959,722

South Korea 0.6%

Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	7,290,670
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	1,015,571
Korea Expressway Corp.,
Sr. Unsec’d. Notes, EMTN	3.100	06/08/26		600	589,426
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	7,786,346
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,431,587

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Korea (cont’d.)

Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, EMTN	3.350%	03/13/28	HKD	2,000	$245,695
KT Corp.,
Sr. Unsec’d. Notes, Series 09	0.220	07/19/22	JPY	700,000	5,393,735

					27,753,030

Spain 0.8%

Banco Santander SA,
Sr. Unsec’d. Notes	3.306	06/27/29		1,600	1,477,197
Sr. Unsec’d. Notes	3.800	02/23/28		12,600	11,990,156
Sub. Notes	2.749	12/03/30		600	495,281
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	9,859,793
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,109	1,240,134
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		407	377,083
Lorca Telecom Bondco SA,
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,300	9,948,588

					35,388,232

Supranational Bank 1.2%

African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	899,813
Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,267,529
African Export-Import Bank (The),
Sr. Unsec’d. Notes	3.798	05/17/31		300	273,536
Asian Infrastructure Investment Bank (The),
Sr. Unsec’d. Notes, EMTN	0.375	09/09/25	THB	72,000	2,059,936
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,193,599
Sr. Unsec’d. Notes, GMTN	7.264(s)	08/24/31	RUB	300,000	514,018
Unsec’d. Notes, GMTN	1.250	07/10/23	PEN	4,500	1,120,397
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	2,601	2,192,976
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	4,200	4,014,556
Sr. Unsec’d. Notes, 144A, MTN	2.047(s)	05/28/37	CAD	20,500	8,805,134
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	667,930
Sr. Unsec’d. Notes, EMTN	1.250	11/12/29	SEK	10,000	942,282

See Notes to Financial Statements.

PGIM Global Total Return Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)

European Investment Bank, (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.375%	05/12/28	SEK	280	$27,104
Sr. Unsec’d. Notes, EMTN	1.500	11/21/26		500	457,249
Sr. Unsec’d. Notes, EMTN	2.106(s)	05/28/37	CAD	9,350	4,017,518
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	1,150	969,597
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	687,732
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	7.875	03/14/23	IDR	137,000,000	9,605,032
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	27,763
International Bank for Reconstruction & Development,
Notes, MTN	0.887(s)	03/01/26		1,350	1,185,276
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,127,187
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	0.127(c)	08/11/26		72	66,135
Sr. Unsec’d. Notes, EMTN	0.500	07/29/22	AUD	350	246,980
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,376,991
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap 2.330%, Floor 0.000%)	0.135(c)	05/31/26		4	3,691
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	263,384
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	974,455
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	1,889,699
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	944,914
North American Development Bank,
Sr. Unsec’d. Notes	2.400	10/26/22		198	198,308

					54,020,721

Switzerland 0.8%

Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	5,637,923
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,325,582
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32		4,630	3,884,697
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	2,856,788
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	2,859,662
Sr. Unsec’d. Notes, EMTN	3.500(ff)	03/08/24	AUD	750	531,011
UBS AG,
Sr. Unsec’d. Notes	1.200	07/30/25	AUD	1,855	1,199,861
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	11,662,909

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Switzerland (cont’d.)

UBS Group AG, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.125%	09/24/25		2,500	$2,501,161
Sr. Unsec’d. Notes, 144A, MTN	2.095(ff)	02/11/32		5,530	4,505,991

					36,965,585

Ukraine 0.0%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/24	EUR	1,100	324,925

United Arab Emirates 1.1%

Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	13,800	14,926,308
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	3.750	10/25/22	AUD	1,130	805,045
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,370	1,667,424
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	3,212	3,377,143
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	6,825	8,770,634
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,364,537
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes	3.050	02/26/30	AUD	600	376,772
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	7,730	5,480,092
Sr. Unsec’d. Notes, MTN	4.850	10/12/27	AUD	4,090	2,897,679
Emirates Telecommunications Group Co. PJSC,
Sr. Unsec’d. Notes, GMTN	2.750	06/18/26	EUR	4,000	4,369,733
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,983	2,308,138
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	320,724

					47,664,229

United Kingdom 3.6%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,530,563
Barclays PLC,
Sr. Unsec’d. Notes	2.279(ff)	11/24/27		2,714	2,443,313
Sr. Unsec’d. Notes	4.375	01/12/26		800	797,819
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,220,005
Sr. Unsec’d. Notes, MTN	4.000	06/26/29	AUD	2,000	1,276,877
Sr. Unsec’d. Notes, MTN	4.327	06/15/23	AUD	1,750	1,252,635
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29		2,806	2,818,432
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	704,515

See Notes to Financial Statements.

PGIM Global Total Return Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Barclays PLC, (cont’d.)
Sr. Unsec’d. Notes, Series 01	1.232%(ff)	09/25/24	JPY	100,000	$776,737
Sub. Notes(a)	4.836	05/09/28		3,780	3,726,657
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	21,100	23,267,430
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	7,019,139
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	14,213,911
Co-operative Group Holdings 2011 Ltd.,
Gtd. Notes(a)	7.500	07/08/26	GBP	7,495	9,212,589
Co-operative Group Ltd.,
Sr. Unsec’d. Notes	5.125	05/17/24	GBP	3,400	4,143,956
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	132,866
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	10,653	10,986,630
Experian Finance PLC,
Gtd. Notes, 144A	2.750	03/08/30		3,625	3,282,168
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,327,959
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	0.132(c)	09/28/24		11,320	10,879,767
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,704,916
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,271,033
Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	1,870	1,326,174
Sr. Unsec’d. Notes, Series 02	0.842	09/26/23	JPY	700,000	5,413,477
Sr. Unsec’d. Notes, Series 04	0.575(ff)	09/13/24	JPY	100,000	768,878
Kane Bidco Ltd.,
Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	8,325	9,708,625
Ladbrokes Group Finance PLC,
Sr. Sec’d. Notes	5.125	09/08/23	GBP	1,210	1,528,299
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		1,200	777,799
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes, MTN	4.250	11/22/27	AUD	160	110,347
Sub. Notes	4.582	12/10/25		2,250	2,252,347
Market Bidco Finco PLC,
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	9,800	10,967,479
NatWest Group PLC,
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,613,791

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A	3.250%	09/30/25	GBP	1,700	$2,050,566
Tesco Corporate Treasury Services PLC,
Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	805,893
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,443,853
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	7,256,689
William Hill Ltd.,
Gtd. Notes, MTN	4.750	05/01/26	GBP	3,315	4,215,818

					164,229,952

United States 21.2%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,226,260
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	732,970
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	725,569
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	621,592
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	4,676,337
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s
LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	02/15/23		5,000	4,992,965
Gtd. Notes, 144A	3.500	03/15/29		2,975	2,504,313
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	2,953,645
Gtd. Notes	3.400	02/04/41		3,135	2,296,115
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		903	755,715
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,174,486
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,800	3,740,849
Sr. Unsec’d. Notes	5.625	05/20/24		3,050	3,066,375
Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26		3,550	3,712,325
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26		1,170	1,261,506

See Notes to Financial Statements.

PGIM Global Total Return Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000%	11/01/26		575	$579,242
Gtd. Notes, 144A	9.000	11/01/27		629	875,220
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,899,196
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	6,398,764
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	80,369
Sr. Unsec’d. Notes	3.500	09/15/53		1,511	1,184,726
Sr. Unsec’d. Notes	3.650	09/15/59		5,787	4,451,183
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	2,280	1,605,473
Sr. Unsec’d. Notes	4.850	05/25/47	CAD	150	106,176
Sr. Unsec’d. Notes	5.100	11/25/48	CAD	4,575	3,344,387
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,653,325
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		24,396	22,356,260
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		8,150	6,884,926
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		18,820	16,186,502
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,277,178
Sr. Unsec’d. Notes, EMTN	5.145(cc)	06/27/22	EUR	500	530,870
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		25,850	22,505,372
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		2,755	2,368,508
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	4,342,170
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	4,698,389
Sub. Notes	6.800	03/15/28		377	423,107
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	757,666
Bausch Health Americas, Inc.,
Gtd. Notes, 144A(a)	8.500	01/31/27		1,550	1,467,470
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	1,913,648
Gtd. Notes, 144A	5.000	02/15/29		175	123,122
Gtd. Notes, 144A	5.250	01/30/30		5,500	3,816,589
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,389,716
Gtd. Notes, 144A	6.125	04/15/25		1,224	1,227,237
Gtd. Notes, 144A	6.250	02/15/29		400	291,590
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,300	1,193,920
Gtd. Notes	6.750	03/15/25		2,075	2,072,055
Gtd. Notes	7.250	10/15/29		1,675	1,596,712
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	12,406,425

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Berkshire Hathaway, Inc., (cont’d.)
Sr. Unsec’d. Notes	0.787%	09/13/34	JPY	100,000	$736,960
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,150,561
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50		4,030	4,032,317
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	4,895,902
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,551,097
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	2,776,761
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	2,934,159
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		4,626	3,708,233
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,818,282
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,690,022
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		575	496,436
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		2,615	2,411,502
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,421,211
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	1,859,770
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	4,542,021
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	1.150	04/21/23	JPY	200,000	1,549,223
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		9,500	8,018,561
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		2,675	2,192,195
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		550	521,991
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		500	501,250
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		7,675	7,057,627
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31		675	579,120
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,230	1,188,791
Gtd. Notes	5.375	03/15/44		3,560	3,597,224
Gtd. Notes, 144A	4.500	12/01/26		6,451	6,561,357
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	3,015,909
Sr. Sec’d. Notes	3.900	06/01/52		3,365	2,446,992

See Notes to Financial Statements.

PGIM Global Total Return Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	4.800%	03/01/50		5,250	$4,355,387
Sr. Sec’d. Notes	6.384	10/23/35		2,357	2,467,897
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		650	644,843
Gtd. Notes, 144A	5.875	02/01/29		600	594,635
CitiFinancial Credit Co.,
Sr. Unsec’d. Notes	7.875	02/01/25		662	724,996
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.500(cc)	06/12/24		8,398	8,511,099
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	753,074
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	17,509,110
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,385,738
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,577,510
Sr. Unsec’d. Notes	2.800	06/25/27	JPY	770,000	6,407,799
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	10,544
Sr. Unsec’d. Notes, GMTN	0.620	09/21/27	JPY	100,000	755,785
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	27,000	3,442,829
Sr. Unsec’d. Notes, GMTN	2.600	12/07/22	HKD	5,000	640,034
Sr. Unsec’d. Notes, Series 18BR	2.360	09/16/25	JPY	300,000	2,438,074
Corning, Inc.,
Sr. Unsec’d. Notes	0.698	08/09/24	JPY	100,000	762,595
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28		477	479,076
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,025	3,330,825
Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,483,810
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,075	875,862
Gtd. Notes, 144A	4.625	06/01/30		1,175	1,024,355
DH Europe Finance II Sarl,
Gtd. Notes	0.450	03/18/28	EUR	2,200	2,126,839
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		3,740	782,614
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,445,950
Gtd. Notes	5.300	05/15/49		2,480	2,324,744
DISH DBS Corp.,
Gtd. Notes(a)	7.750	07/01/26		4,950	4,726,064

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Diversified Healthcare Trust,
Gtd. Notes	9.750%	06/15/25		2,750	$2,881,851
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400	05/15/39		88	131,001
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,363,494
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	4,803,734
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,022,571
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000	10/15/37		190	231,651
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,408,924
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,737,704
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	4,026,612
Sr. Unsec’d. Notes	5.291	12/08/46		3,000	2,579,007
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28		1,000	857,702
Sr. Unsec’d. Notes	4.134	08/04/25		200	193,655
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	1,975,286
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	341,038
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,454,346
General Motors Co.,
Sr. Unsec’d. Notes(a)	5.000	04/01/35		2,200	2,087,497
Sr. Unsec’d. Notes	5.400	04/01/48		2,050	1,920,424
Sr. Unsec’d. Notes	6.250	10/02/43		2,705	2,794,396
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28		2,900	2,747,253
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,026,275
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	9,881,298
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	1,980,422
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,466,133
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,179,025
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	144,384
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	205,019
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	3,216	3,285,370
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	0.127(c)	06/30/25	EUR	2,227	2,339,841

See Notes to Financial Statements.

PGIM Global Total Return Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	0.508%(c)	11/30/24		40	$38,758
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	779,127
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,454,501
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	76,091
Sr. Unsec’d. Notes, EMTN	2.500	11/26/22		1,500	1,495,434
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24		9,338	9,380,796
Sr. Unsec’d. Notes, EMTN^	5.220(ff)	08/24/30	EUR	5,000	5,972,599
Goldman Sachs International,
Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	3,861,452
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	2.824(c)	05/31/25		19,100	19,100,000
HCA, Inc.,
Gtd. Notes	5.625	09/01/28		700	723,484
Gtd. Notes	7.500	11/06/33		2,000	2,350,328
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,435,970
Sr. Sec’d. Notes	5.250	06/15/49		1,500	1,423,958
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,767,096
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24		5,000	4,987,540
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	1.166(c)	09/15/30		800	792,838
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	5,317,437
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		5,450	5,121,673
International Paper Co.,
Sr. Unsec’d. Notes	7.300	11/15/39		75	91,268
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	1,707,745
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.750	02/15/28		2,741	2,848,351
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		1,150	1,189,697
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		2,600	2,571,442
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,584,150

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626%	01/15/42		3,896	$4,040,180
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	21,804,564
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.709(c)	07/30/22(oo)		219	216,330
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	4.287(c)	07/01/22(oo)		1,000	985,950
Sr. Unsec’d. Notes	1.953(ff)	02/04/32		13,490	11,016,816
Sr. Unsec’d. Notes(a)	2.525(ff)	11/19/41		6,200	4,603,483
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		8,945	7,590,331
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		7,590	6,531,908
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,048,396
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,509,768
JPMorgan Chase Bank, NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	15,390	3,918,632
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,711,976
Kimco Realty Corp.,
Sr. Unsec’d. Notes	2.250	12/01/31		4,160	3,485,684
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		15	13,957
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		1,725	1,548,713
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	3,660,521
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,081,724
Gtd. Notes, 144A	3.951	10/15/50		90	75,728
LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	5.375	01/15/29		3,000	2,565,013
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		4,355	3,969,739
Gtd. Notes, 144A	5.141	03/15/52		7,895	7,062,954
Gtd. Notes, 144A	5.391	03/15/62		2,130	1,896,479
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	6.500	03/01/41		9,050	10,208,945
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25		875	917,436
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	7,818,788
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.450	09/08/26	AUD	1,220	836,017
Sr. Unsec’d. Notes, MTN	3.800	03/08/29	AUD	5,090	3,419,279

See Notes to Financial Statements.

PGIM Global Total Return Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Medtronic Global Holdings SCA,
Gtd. Notes	1.500%	07/02/39	EUR	500	$431,978
Gtd. Notes	1.625	03/07/31	EUR	2,500	2,536,378
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,696,875
Gtd. Notes	2.250	03/07/39	EUR	1,910	1,858,196
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	4,522,538
Metropolitan Life Global Funding I,
Sec’d. Notes, MTN	4.000	07/13/27	AUD	300	207,185
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	1,175	1,089,690
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	9,705,611
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		17,400	11,051,532
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	129,638
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	258,752
Sr. Unsec’d. Notes, EMTN	3.240	12/14/22	EUR	2,200	2,352,245
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	102,260
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	762,245
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,409,878
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,250,641
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,027,935
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,098,201
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		4,320	3,638,264
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33		2,950	2,574,408
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,450	4,764,963
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		550	478,439
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	499,674
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	1,981,825
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.325	03/24/25	EUR	1,700	1,802,175
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		2,490	2,274,346
Gtd. Notes, 144A	6.000	01/15/27		735	713,640
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.450	04/01/26		1,300	1,285,640
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,535,353
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		35	37,953

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

OneMain Finance Corp.,
Gtd. Notes(a)	4.000%	09/15/30		1,800	$1,473,103
ONEOK Partners LP,
Gtd. Notes	4.900	03/15/25		2,000	2,041,375
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30		7,350	6,510,037
Gtd. Notes	4.450	09/01/49		2,000	1,707,701
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		1,575	1,463,040
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		2,100	1,899,307
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		1,367	1,190,902
Paramount Global,
Sr. Unsec’d. Notes	4.375	03/15/43		1,089	904,553
Sr. Unsec’d. Notes	5.850	09/01/43		3,769	3,796,671
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		4,550	4,135,296
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29		2,055	1,880,958
Sr. Unsec’d. Notes	4.900	02/15/45		2,350	2,018,996
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		2,500	2,084,997
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,437,398
Gtd. Notes	0.972	09/25/28	JPY	700,000	5,405,769
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	11,317,521
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,508,397
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		480	429,224
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.625	06/01/25		9,000	9,149,510
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		4,525	4,536,987
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		1,955	1,898,819
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,331,312
Silgan Holdings, Inc.,
Gtd. Notes	2.250	06/01/28	EUR	7,711	7,085,925
Southaven Combined Cycle Generation LLC,
Sec’d. Notes	3.846	08/15/33		8	7,843

See Notes to Financial Statements.

PGIM Global Total Return Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Spectrum Brands, Inc.,
Gtd. Notes, 144A	4.000%	10/01/26	EUR	675	$702,158
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		1,985	2,522,907
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		2,000	2,103,976
Gtd. Notes	7.625	02/15/25		300	319,435
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	3,802,401
Stellantis Finance US, Inc.,
Gtd. Notes, 144A(a)	2.691	09/15/31		3,645	3,009,597
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	2,469,422
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,450,381
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,564,278
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,096,306
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,673,118
Gtd. Notes, 144A	6.625	07/15/27		2,330	2,342,583
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		375	343,125
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		2,900	2,782,271
Sec’d. Notes, 144A	6.250	02/01/27		500	496,368
Sr. Sec’d. Notes, 144A	5.125	11/01/27		2,905	2,833,709
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	5.506(c)	09/30/24		15,020	14,687,242
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	468,419
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,518,968
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	4.375	04/15/40		2,500	2,301,579
Sr. Sec’d. Notes	4.500	04/15/50		3,110	2,833,877
Tote Shipholdings LLC,
U.S. Gov’t. Gtd. Notes	3.400	10/16/40		96	94,271
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25		3,158	3,139,432
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	15,655,429

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

UGI International LLC,
Gtd. Notes, 144A	2.500%	12/01/29	EUR	8,625	$7,427,679
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates	6.636	01/02/24		36	35,544
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,613,497
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	872,845
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	217,740
Gtd. Notes	3.875	02/15/31		315	278,818
Gtd. Notes	4.875	01/15/28		3,115	3,031,799
Gtd. Notes	5.250	01/15/30		2,340	2,297,024
Gtd. Notes	5.500	05/15/27		150	153,357
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		8,600	8,782,543
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,355,202
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,180,714
Ventas Realty LP,
Gtd. Notes	2.500	09/01/31		7,995	6,797,755
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		495	451,998
Sr. Sec’d. Notes, 144A	4.125	08/15/31		495	451,561
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,634,424
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	944,844
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	593,152
Sr. Unsec’d. Notes, MTN	4.050	02/17/25	AUD	4,950	3,502,704
Sr. Unsec’d. Notes, MTN	4.500	08/17/27	AUD	730	511,392
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	2,069,269
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,437,809
Gtd. Notes	4.000	06/22/50		4,425	3,269,068
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,000	3,800,101
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,579,318
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,709,553
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,377,842

See Notes to Financial Statements.

PGIM Global Total Return Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.550%	07/15/24		14,300	$14,083,528
Warner Media LLC,
Gtd. Notes	4.050	12/15/23		11,250	11,260,982
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,866,377
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	990,922
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		6,350	5,771,636
Welltower, Inc.,
Sr. Unsec’d. Notes	2.050	01/15/29		3,100	2,695,026
Sr. Unsec’d. Notes	2.800	06/01/31		10,300	9,108,927
Sr. Unsec’d. Notes	3.100	01/15/30		5,600	5,150,056
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25		861	856,492
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	9,950	8,687,718
Xerox Corp.,
Sr. Unsec’d. Notes	4.625	03/15/23		460	460,001

					960,777,604

TOTAL CORPORATE BONDS (cost $2,295,135,949)					1,977,017,279

MUNICIPAL BOND 0.1%

Puerto Rico
Commonwealth of Puerto Rico, Revenue Bonds, Series C (cost $6,140,290)	0.000(cc)	11/01/43		11,150	5,822,041

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.8%

Bermuda 1.3%

Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.518(c)	10/25/28		431	429,622
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.118(c)	04/25/29		532	531,966
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.268(c)	07/25/29		1,275	1,273,933
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.668(c)	10/25/29		1,983	1,982,768

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bermuda (cont’d.)

Bellemeade Re Ltd., (cont’d.)
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	2.039%(c)	03/25/31	4,880	$4,873,667
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.239(c)	03/25/31	1,750	1,740,888
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	1.689(c)	09/25/31	1,200	1,167,201
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.468(c)	04/25/29	620	615,749
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.439(c)	10/25/33	2,710	2,704,127
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.989(c)	10/25/33	4,200	4,219,476
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.739(c)	04/25/34	3,500	3,329,759
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.318(c)	05/25/29	378	377,749
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.218(c)	07/25/33	9,211	9,153,780
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.889(c)	01/25/34	2,855	2,805,648
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.089(c)	01/25/34	4,790	4,555,509
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.218(c)	07/25/28	186	185,650
Oaktown Re III Ltd.,
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	2.068(c)	07/25/29	30	30,244

See Notes to Financial Statements.

PGIM Global Total Return Fund    45

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bermuda (cont’d.)

Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.939%(c)	10/25/33		2,418	$2,414,306
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	2.339(c)	10/25/33		1,865	1,856,298
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.889(c)	04/25/34		2,200	2,182,418
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	3.189(c)	04/25/34		700	670,332
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.068(c)	03/25/28		59	58,893
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.618(c)	01/25/30		600	595,717
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.118(c)	01/25/30		1,800	1,754,501
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.939(c)	12/27/33		4,351	4,328,159
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.989(c)	11/25/31		5,100	4,949,968

					58,788,328

Ireland 0.2%

Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555(c)	07/30/75	EUR	6,608	6,942,019

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United Kingdom 0.3%

Jupiter Mortgage PLC,
Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.861%(c)	07/20/60	GBP	4,200	$5,264,236
Residential Mortgage Securities PLC,
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)	1.547(c)	06/20/70	GBP	4,956	6,281,185

					11,545,421

United States 4.0%

APS Resecuritization Trust,
Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.605(c)	07/27/57		542	537,174
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	2.890(c)	09/26/45		31	30,723
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.251(c)	09/12/26		8,515	8,515,160
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.448(c)	08/29/22		18,180	18,055,446
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.768(c)	10/25/39		180	179,843
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.718(c)	01/25/40		614	614,473
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	3.389(c)	10/25/41		1,350	1,264,701
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	1.839(c)	10/25/41		240	232,149
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59		2,326	2,263,314
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.818(c)	10/25/30		391	393,933
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	3.589(c)	11/25/41		2,060	1,918,495
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.289(c)	11/25/41		1,440	1,369,650

See Notes to Financial Statements.

PGIM Global Total Return Fund    47

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Fannie Mae REMICS,
Series 2012-107, Class GI, IO	3.500%	09/25/27	2,676	$152,021
FHLMC REMICS,
Series 4166, Class IO, IO	3.500	02/15/43	5,067	903,926
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.289(c)	11/25/50	595	577,992
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.889(c)	11/25/50	2,170	2,175,740
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	3.939(c)	11/25/41	2,060	1,920,586
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	2.518(c)	02/25/50	2,236	2,233,357
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.768(c)	06/25/50	703	731,780
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.768(c)	03/25/50	165	165,225
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.918(c)	09/25/50	1,310	1,341,370
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.818(c)	09/25/50	135	134,681
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.939(c)	01/25/51	1,835	1,651,581
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	2.089(c)	01/25/51	12,595	12,333,539
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.339(c)	01/25/34	3,330	3,146,586
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.939(c)	01/25/34	1,740	1,726,187
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.689(c)	10/25/41	1,830	1,716,574

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.289%(c)	08/25/33	12,300	$10,947,379
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.539(c)	08/25/33	17,900	17,565,001
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.439(c)	12/25/33	2,000	1,800,075
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.639(c)	09/25/41	1,570	1,419,511
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.389(c)	09/25/41	3,020	2,875,958
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	4.039(c)	12/25/41	1,230	1,116,251
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	2.639(c)	12/25/41	1,800	1,698,646
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	14,955	14,358,214
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	5,773	5,744,032
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.301(c)	06/30/23	22,700	22,592,452
MRA Issuance Trust,
Series 2020-07, Class A2X, 144A, 1 Month LIBOR + 1.300%	1.755(c)	09/15/22	12,465	12,460,859
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.955(c)	02/22/23	10,090	10,063,592
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.418(c)	01/25/48	767	758,529
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.513(c)	12/25/22	9,587	9,562,194

See Notes to Financial Statements.

PGIM Global Total Return Fund    49

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518%(c)	02/25/23		1,020	$1,015,985
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318(c)	08/25/25		2,300	2,278,604

					182,543,488

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $266,657,498)					259,819,256

SOVEREIGN BONDS 29.6%

Albania 0.1%

Albania Government International Bond,
Sr. Unsec’d. Notes	3.500	10/09/25	EUR	1,000	1,034,676
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,034,676

					2,069,352

Andorra 0.0%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	376,938

Argentina 0.1%

Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	1,000,222
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	952,628	1,567,559
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	55,495	91,332

					2,659,113

Australia 0.0%

Australia Government Bond,
Sr. Unsec’d. Notes, Series 162	1.750	06/21/51	AUD	200	95,094
Treasury Corp. of Victoria,
Local Gov’t. Gtd. Notes, MTN	2.250	11/20/41	AUD	2,000	1,065,547

					1,160,641

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Austria 0.0%

Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A	0.750%	03/20/51	EUR	100	$84,216
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,143	1,908,284

					1,992,500

Belgium 0.0%

Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 93, 144A	0.650	06/22/71	EUR	100	59,632

Brazil 1.0%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		12,225	12,308,904
Gov’t. Gtd. Notes, 144A	5.477	07/24/23		1,338	1,347,326
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		30,419	30,855,452
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		423	429,072
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,711
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		200	224,117

					45,170,582

Bulgaria 0.3%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes	0.375	09/23/30	EUR	3,167	2,748,620
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	8,633,137

					11,381,757

Canada 0.3%

Canadian Government Bond,
Bonds(k)	4.000	06/01/41	CAD	650	586,151
City of Ottawa Ontario,
Unsec’d. Notes	5.050	08/13/30	CAD	2,570	2,204,598
City of Quebec,
Unsec’d. Notes	2.100	07/06/31	CAD	3,000	2,015,984
Unsec’d. Notes	2.250	11/28/29	CAD	2,500	1,768,505
Unsec’d. Notes	2.650	12/20/27	CAD	1,000	745,093
City of Toronto,
Unsec’d. Notes	3.250	06/24/46	CAD	1,000	677,338

See Notes to Financial Statements.

PGIM Global Total Return Fund    51

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Canada (cont’d.)

Province of Alberta,
Sr. Unsec’d. Notes, EMTN	1.403%	02/20/29	SEK	2,000	$185,496
Province of Quebec Residual Strips,
Bonds	2.283(s)	04/01/35	CAD	10,000	4,689,200

					12,872,365

Chile 0.1%

Bonos de la Tesoreria de la Republica en pesos,
Bonds	2.500	03/01/25	CLP	900,000	928,256
Bonds	5.000	03/01/35	CLP	505,000	515,071
Chile Government International Bond,
Sr. Unsec’d. Notes	0.830	07/02/31	EUR	1,000	902,028
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,863,731
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	252,070

					4,461,156

China 1.7%

China Government Bond,
Bonds, Series INBK	2.850	06/04/27	CNH	6,000	910,094
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	755,943
Sr. Unsec’d. Notes	3.300	07/04/23	CNH	2,000	302,874
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	610,311
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	76,044
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,500	381,192
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	307,425
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	10,500	1,624,145
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,882,749
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,566,805
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	40,000	6,451,699
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	12,520,615
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	9,913,617
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,759,775
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	10,500	1,698,578
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	8,336,206
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,078,355
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	30,000	4,866,582
China Government International Bond,
Sr. Unsec’d. Notes	0.500	11/12/31	EUR	1,800	1,640,796
Sr. Unsec’d. Notes	1.000	11/12/39	EUR	3,500	3,069,377
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	621,160

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China (cont’d.)

Export-Import Bank of China (The), (cont’d.)
Sr. Unsec’d. Notes	4.400%	05/14/24	CNH	20,000	$3,093,337
Unsec’d. Notes, Series 2010	3.230	03/23/30	CNH	30,000	4,542,567

					78,010,246

Colombia 1.4%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,400	1,120,138
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	984,571
Sr. Unsec’d. Notes	8.375	02/15/27		2,745	3,100,540
Sr. Unsec’d. Notes	9.850	06/28/27	COP	15,013,000	3,808,661
Sr. Unsec’d. Notes	10.375	01/28/33		1,401	1,847,880
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,418,348
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	50,869,274

					63,149,412

Croatia 0.3%

Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	187,304
Sr. Unsec’d. Notes	1.500	06/17/31	EUR	5,600	5,182,810
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	3,000	3,122,987
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	4,918,789

					13,411,890

Cyprus 1.0%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	6,319,577
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,834,814
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,700	5,082,146
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	10,813,283
Sr. Unsec’d. Notes, EMTN(a)	2.750	05/03/49	EUR	3,000	3,060,547
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	16,514	19,170,001

					46,280,368

Denmark 0.1%

Denmark Government Bond,
Bonds(k)	1.750	11/15/25	DKK	3,520	515,754
Bonds(k)	4.500	11/15/39	DKK	1,800	380,073
Bonds, Series 10 YR(k)	0.500	11/15/27	DKK	12,110	1,673,093

See Notes to Financial Statements.

PGIM Global Total Return Fund    53

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Denmark (cont’d.)

Denmark Government Bond, (cont’d.)
Bonds, Series 10 YR(k)	0.500%	11/15/29	DKK	4,300	$583,463
Bonds, Series 30 YR(k)	0.250	11/15/52	DKK	5,000	517,748

					3,670,131

Egypt 0.1%

Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,809,313
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	619,793

					2,429,106

Estonia 0.0%

Estonia Government International Bond,
Sr. Unsec’d. Notes	0.125	06/10/30	EUR	100	93,177

Finland 0.0%

Finland Government Bond,
Sr. Unsec’d. Notes, 144A	0.125	04/15/52	EUR	100	69,401
Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,367,314

					1,436,715

France 0.5%

Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	23,622,567
French Republic Government Bond OAT,
Bonds, 144A(k)	0.500	05/25/72	EUR	100	56,030

					23,678,597

Germany 0.0%

State of North Rhine-Westphalia,
Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	21,911

Greece 2.2%

Hellenic Republic Government Bond,
Bonds(a)	3.900	01/30/33	EUR	100	112,125
Bonds(a)	4.000	01/30/37	EUR	100	122,610
Bonds	4.200	01/30/42	EUR	100	130,565
Bonds	4.300	02/24/25	EUR	1	1,147

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)

Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/29	EUR	1	$1,142
Bonds	4.300	02/24/30	EUR	2	2,312
Bonds	4.300	02/24/31	EUR	34	38,902
Bonds	4.300	02/24/32	EUR	60	68,267
Bonds	4.300	02/24/36	EUR	2	2,337
Bonds	4.300	02/24/39	EUR	1	1,109
Bonds, 144A(a)	0.750	06/18/31	EUR	7,308	6,239,263
Bonds, 144A	1.500	06/18/30	EUR	4,000	3,747,933
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	75,646	67,524,261
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,304,353
Sr. Unsec’d. Notes, 144A	3.875	03/12/29	EUR	150	167,705
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,719	11,524,444
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	6,440,861

					101,429,336

Guernsey 0.2%

States of Guernsey Bond,
Sr. Unsec’d. Notes	3.375	12/12/46	GBP	5,800	8,031,520

Hong Kong 0.0%

Airport Authority,
Sr. Unsec’d. Notes, 144A	2.500	01/12/32		610	542,349
Sr. Unsec’d. Notes, EMTN	1.950	11/20/30	HKD	3,000	333,489

					875,838

Hungary 0.3%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,065,065
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	3,769,620
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,102,870
Sr. Unsec’d. Notes, Series 02	1.290	09/18/30	JPY	700,000	5,339,109
Sr. Unsec’d. Notes, Series 08	0.740	09/18/25	JPY	100,000	769,457

					13,046,121

Iceland 0.1%

Iceland Government International Bond,
Sr. Unsec’d. Notes	0.100	06/20/24	EUR	2,634	2,704,740

See Notes to Financial Statements.

PGIM Global Total Return Fund    55

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Iceland (cont’d.)

Iceland Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.875%	05/11/22		2,560	$2,562,504
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	528,268

					5,795,512

India 0.4%

Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	2.250	01/13/31		4,400	3,571,659
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		2,910	2,611,830
Sr. Unsec’d. Notes, EMTN	3.250	01/15/30		363	325,806
Sr. Unsec’d. Notes, Series 03	0.590	09/05/22	JPY	1,700,000	13,093,190

					19,602,485

Indonesia 1.5%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	7,700	7,532,650
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,868,608
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	3,415	2,928,975
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	8,723,804
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	3,400	3,451,891
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,723,062
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	1,505	1,647,081
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	5,195	5,529,144
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	5,700	6,110,930
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	15,496,244
Sr. Unsec’d. Notes, Series 05	0.920	05/31/23	JPY	100,000	775,969
Sr. Unsec’d. Notes, Series 09	0.830	05/22/24	JPY	200,000	1,552,624
Sr. Unsec’d. Notes, Series 14	1.130	07/07/23	JPY	400,000	3,111,257

					67,452,239

Ireland 0.0%

Ireland Government Bond,
Sr. Unsec’d. Notes	0.550	04/22/41	EUR	100	83,581

Israel 0.2%

Israel Government International Bond,
Sr. Unsec’d. Notes	4.500	04/03/2120		1,240	1,215,236
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	6,011,863

					7,227,099

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy 4.1%

Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160%	06/17/26	EUR	1,393	$1,415,070
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	2,100	1,967,998
Sr. Unsec’d. Notes, 144A	1.700	09/01/51	EUR	800	614,895
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,593	6,775,262
Region of Umbria,
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	0.000(c)	03/26/31	EUR	981	952,103
Repubic of Italy Government International Bond
Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	4,269,465
Sr. Unsec’d. Notes	3.486(s)	03/27/23		775	760,984
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		500	487,483
Sr. Unsec’d. Notes(a)	2.875	10/17/29		3,300	3,010,027
Sr. Unsec’d. Notes	4.000	10/17/49		500	443,340
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	383	410,611
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.800% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	9,165,737
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,667,899
Sr. Unsec’d. Notes, EMTN(a)	5.200	07/31/34	EUR	7,098	9,091,904
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	24,966,610
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,904,623
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	69,287	100,509,915
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		11,108	11,980,472
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR
ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor 0.000%)	0.117(c)	05/11/26	EUR	3,000	3,154,596

					184,548,994

Japan 0.6%

Agriculture Forestry & Fisheries Finance Corp.,
Sr. Sec’d. Notes, Series 12	2.240	03/19/27	JPY	100,000	851,112
Honshu-Shikoku Bridge,
Sr. Sec’d. Notes, Series 05	2.230	12/20/24	JPY	200,000	1,627,378
Japan Government Ten Year Bond,
Bonds, Series 360(k)	0.100	09/20/30	JPY	100,000	765,151
Japan Government Thirty Year Bond,
Bonds, Series 66(k)	0.400	03/20/50	JPY	450,000	3,017,183
Bonds, Series 69(k)	0.700	12/20/50	JPY	400,000	2,892,503

See Notes to Financial Statements.

PGIM Global Total Return Fund    57

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Japan (cont’d.)

Japan Government Twenty Year Bond,
Bonds, Series 149(k)	1.500%	06/20/34	JPY	50,000	$437,057
Bonds, Series 150(k)	1.400	09/20/34	JPY	145,000	1,255,933
Bonds, Series 157(k)	0.200	06/20/36	JPY	224,100	1,665,291
Bonds, Series 159(k)	0.600	12/20/36	JPY	665,000	5,208,302
Bonds, Series 165(k)	0.500	06/20/38	JPY	407,000	3,103,728
Bonds, Series 171(k)	0.300	12/20/39	JPY	300,000	2,177,835
Japan Housing Finance Agency,
Sr. Sec’d. Notes, Series 102	1.441	03/19/27	JPY	100,000	818,025
Japanese Government CPI Linked Bond,
Bonds, Series 22	0.100	03/10/27	JPY	222,718	1,843,181

					25,662,679

Kazakhstan 0.4%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	2,000	1,878,188
Sr. Unsec’d. Notes, EMTN	1.500	09/30/34	EUR	5,700	4,663,683
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	12,615	12,243,539

					18,785,410

Latvia 0.0%

Latvia Government International Bond,
Unsec’d. Notes, GMTN	0.000	03/17/31	EUR	100	89,654

Lithuania 0.0%

Lithuania Government Bond,
Bonds, Series 07 YR	0.600	06/29/23	EUR	200	211,526
Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.750	05/06/30	EUR	100	98,182

					309,708

Luxembourg 0.0%

State of the Grand-Duchy of Luxembourg,
Sr. Unsec’d. Notes	0.000	09/14/32	EUR	100	89,437

Macedonia 0.0%

North Macedonia Government International Bond,
Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,081,262

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Malaysia 0.1%

1MDB Global Investments Ltd.,
Sr. Unsec’d. Notes	4.400%	03/09/23		2,000	$1,949,022
Malaysia Government Bond,
Bonds, Series 0220	2.632	04/15/31	MYR	10,000	1,974,716

					3,923,738

Mexico 1.1%

Mexican Bonos,
Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	10,000	483,803
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	8,882,491
Sr. Unsec’d. Notes	1.350	09/18/27	EUR	500	489,476
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	3,888,793
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	204,454
Sr. Unsec’d. Notes(a)	2.875	04/08/39	EUR	5,000	4,278,916
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	811,784
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	773,124
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	407,042
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	13,633	18,085,587
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	700,000	5,406,707
Sr. Unsec’d. Notes, Series 26	0.850	04/18/25	JPY	500,000	3,841,333
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	2,070,947
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	1,067,577

					50,692,034

Montenegro 0.0%

Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	743,440

Netherlands 0.0%

Netherlands Government Bond,
Bonds, 144A	0.000	01/15/52	EUR	100	72,815

New Zealand 0.1%

Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	651,312
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,373,660
New Zealand Government Bond,
Bonds	1.750	05/15/41	NZD	2,000	936,394

See Notes to Financial Statements.

PGIM Global Total Return Fund    59

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

New Zealand (cont’d.)

New Zealand Local Government Funding Agency
Bond,
Local Gov’t. Gtd. Notes	2.000%	04/15/37	NZD	2,100	$975,674
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	2,900	1,714,938

					5,651,978

Norway 0.0%

Norway Government Bond,
Sr. Unsec’d. Notes, Series 481, 144A	1.750	09/06/29	NOK	10,000	997,353

Panama 0.4%

Panama Government International Bond,
Sr. Unsec’d. Notes	8.125	04/28/34		10,732	14,992,891
Sr. Unsec’d. Notes	9.375	01/16/23		3,806	3,994,573
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,018,091

					20,005,555

Peru 1.3%

Peru Government Bond,
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	22,000	4,193,517
Peruvian Government International Bond,
Sr. Unsec’d. Notes(a)	1.250	03/11/33	EUR	1,200	1,015,924
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	36,018	38,535,966
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	10,459,894
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	9,000	2,210,575

					56,415,876

Philippines 1.4%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.000	02/03/23	EUR	2,000	2,101,209
Sr. Unsec’d. Notes	0.250	04/28/25	EUR	690	692,948
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,028,758
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,203,434
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	889,945
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	7,000	6,923,109
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	1,100,000	8,445,448
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	12,638,761
Unsec’d. Notes	3.580	05/20/22	CNH	165,000	24,843,313

					62,766,925

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Poland 0.0%

Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.220%	08/04/34	JPY	100,000	$953,493

Portugal 1.4%

Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.603	07/21/26	EUR	1,000	1,013,733
Metropolitano de Lisboa EPE,
Gov’t. Gtd. Notes	4.799	12/07/27	EUR	5,800	7,154,635
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	70,800	10,665,475
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	24,295	33,528,243
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	4,000	2,852,249
Regiao Autonoma Madeira,
Gov’t. Gtd. Notes	0.943	05/29/32	EUR	8,750	8,110,285

					63,324,620

Romania 0.4%

Romania Government Bond,
Bonds, Series 05 YR	3.650	07/28/25	RON	1,000	195,757
Bonds, Series 15 YR	3.650	09/24/31	RON	2,000	326,083
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,790,201
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,669,892
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	999,529
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,737,549
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	872,965
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	891,993
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,633,641
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	694,824
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,005,806
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,091,866

					17,910,106

Russia 0.3%

Russian Federal Bond - OFZ,
Bonds, Series 6224	6.900	05/23/29	RUB	61,000	52,365
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	5,200	1,097,148
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	23,100	6,092,336
Sr. Unsec’d. Notes	4.250	06/23/27		2,000	500,000

See Notes to Financial Statements.

PGIM Global Total Return Fund    61

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Russia (cont’d.)

Russian Foreign Bond - Eurobond, (cont’d.)
Sr. Unsec’d. Notes	4.375%	03/21/29		2,400	$480,000
Sr. Unsec’d. Notes	5.100	03/28/35		6,000	1,200,000
Sr. Unsec’d. Notes	5.250	06/23/47		1,000	250,000
Sr. Unsec’d. Notes	5.625	04/04/42		1,200	366,000
Sr. Unsec’d. Notes, 144A	4.875	09/16/23		3,400	1,360,000

					11,397,849

San Marino 0.0%

San Marino Government Bond,
Sr. Unsec’d. Notes	3.250	02/24/24	EUR	469	499,690

Saudi Arabia 0.3%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	7,811	7,109,716
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	5,411,249
Sr. Unsec’d. Notes, EMTN	0.625	03/03/30	EUR	600	558,028

					13,078,993

Serbia 0.8%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	4,856,040
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	20,595	19,520,116
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		13,215	9,865,815

					34,241,971

Singapore 0.0%

Housing & Development Board,
Sr. Unsec’d. Notes, MTN	2.320	01/24/28	SGD	500	353,151

Slovakia 0.0%

Slovakia Government Bond,
Sr. Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	100	83,003

Slovenia 0.0%

Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	90,019

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Africa 0.1%

Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2035	8.875%	02/28/35	ZAR	10,000	$552,128
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	5,415	5,692,724

					6,244,852

South Korea 0.1%

Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700	12/02/24	IDR	40,000	2,766
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	484,167
Sr. Unsec’d. Notes, EMTN	3.130	04/26/23	HKD	4,000	514,632
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	755,243
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	703,145
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,395,541
Sr. Unsec’d. Notes, GMTN	2.600	11/08/23	AUD	919	641,341

					4,496,835

Spain 2.8%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	579	716,336
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,265,268
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	4,280,119
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	3,185,260
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	32,000	3,260,834
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	8,120	10,523,756
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	10,600	7,814,137
Sr. Unsec’d. Notes, 144A(k)	1.200	10/31/40	EUR	2,500	2,184,384
Sr. Unsec’d. Notes, 144A	1.250	10/31/30	EUR	4,000	4,061,426
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	6,760,879
Sr. Unsec’d. Notes, 144A	1.400	07/30/28	EUR	895	942,405
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	21,225	21,629,879
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,398,521
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	5,100,069
Spain Government Bond Coupon Strips,
Bonds	0.246(s)	01/31/32	EUR	3,900	3,394,953
Bonds	0.320(s)	01/31/33	EUR	2,100	1,778,494

See Notes to Financial Statements.

PGIM Global Total Return Fund    63

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Spain Government Bond Coupon Strips, (cont’d.)
Bonds	0.449%(s)	07/30/29	EUR	438	$410,642
Bonds	0.958(s)	01/31/35	EUR	168	133,780
Bonds	1.027(s)	01/31/36	EUR	168	130,149
Bonds	1.078(s)	01/31/37	EUR	168	126,750
Bonds	1.296(s)	07/30/41	EUR	436	289,246
Bonds, Series CAC	0.579(s)	07/30/29	EUR	3,600	3,366,453
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	655,555
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	636,362
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	618,150
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	192,389
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	183,032
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	181,686
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	178,566
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	171,176
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	168,762
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	163,376
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	158,383
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	150,807
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	148,694
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	138,846
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	134,472
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	129,977
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	124,463
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	119,185
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	114,183
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	109,152
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	104,149
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	99,320
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	95,424
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	89,536
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	85,441
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	81,405
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	77,432
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	73,654
Spain Government Bond Principal Strips,
Bonds	0.794(s)	07/30/41	EUR	1,700	1,136,220
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		10,500	13,162,564
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,090	23,436,241

					125,672,342

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Sweden 0.0%

Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904%(s)	06/25/27	ZAR	1,400	$56,887
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	62,367
Sweden Government Bond,
Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,268,135

					1,387,389

Thailand 0.0%

Thailand Government Bond,
Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,404,226

Tunisia 0.0%

Tunisian Republic,
Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	364,654

Turkey 0.1%

Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	5,000	5,239,461
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	978,305

					6,217,766

Ukraine 0.4%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	3,736	1,221,801
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	31,299	10,566,042
Sr. Unsec’d. Notes	7.375	09/25/32		3,600	1,116,000
Sr. Unsec’d. Notes	7.750	09/01/24		1,875	632,812
Sr. Unsec’d. Notes	7.750	09/01/25		400	130,325
Sr. Unsec’d. Notes	7.750	09/01/26		500	163,750
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	9,705	3,173,870
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		1,560	483,600

					17,488,200

United Arab Emirates 0.4%

Dubai DOF Sukuk Ltd.,
Sr. Unsec’d. Notes	5.000	04/30/29		5,000	5,326,813
Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,423,000

See Notes to Financial Statements.

PGIM Global Total Return Fund    65

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Arab Emirates (cont’d.)

Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854%	04/03/26		4,000	$3,997,937
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,192,707

					16,940,457

United Kingdom 1.0%

HM Treasury UK Sovereign Sukuk PLC,
Unsec’d. Notes	0.333	07/22/26	GBP	500	593,293
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	10,311	16,530,610
Unsec’d. Notes	5.625	03/29/30	GBP	5,041	7,743,101
Jersey International Bond,
Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	1,228,056
Transport for London,
Sr. Unsec’d. Notes, EMTN	4.000	09/12/33	GBP	1,000	1,323,390
Sr. Unsec’d. Notes, EMTN	4.000	04/07/64	GBP	800	1,087,749
Sr. Unsec’d. Notes, EMTN(a)	4.500	03/31/31	GBP	4,237	5,704,316
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	3,464	4,939,497
United Kingdom Gilt,
Bonds	0.500	10/22/61	GBP	100	77,825
Bonds(k)	1.250	10/22/41	GBP	100	108,519
Bonds(k)	1.250	07/31/51	GBP	100	104,070
Bonds(k)	1.500	07/22/47	GBP	100	111,772
Bonds	1.625	10/22/54	GBP	100	115,006
Bonds(k)	1.625	10/22/71	GBP	100	118,771
Bonds	1.750	09/07/37	GBP	100	120,005
Bonds(k)	1.750	01/22/49	GBP	100	118,049
Bonds(k)	1.750	07/22/57	GBP	100	119,557
Bonds(k)	2.500	07/22/65	GBP	100	149,641
Bonds(k)	3.250	01/22/44	GBP	100	150,674
Bonds(k)	3.500	07/22/68	GBP	100	189,747
Bonds(k)	3.750	07/22/52	GBP	100	174,782
Bonds(k)	4.000	01/22/60	GBP	100	196,422
Bonds(k)	4.250	03/07/36	GBP	300	476,519
Bonds(k)	4.250	09/07/39	GBP	180	297,525
Bonds(k)	4.250	12/07/40	GBP	100	167,231
Bonds(k)	4.250	12/07/46	GBP	1,920	3,411,541
Bonds(k)	4.250	12/07/49	GBP	100	183,628
Bonds(k)	4.250	12/07/55	GBP	100	195,955
Bonds(k)	4.500	12/07/42	GBP	100	176,119
Bonds(k)	4.750	12/07/38	GBP	100	173,082

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Kingdom (cont’d.)

United Kingdom Gilt, (cont’d.)
Unsec’d. Notes(k)	0.875%	01/31/46	GBP	100	$97,281
Unsec’d. Notes(k)	1.125	01/31/39	GBP	100	108,319

					46,292,052

Uruguay 0.1%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	6.875	09/28/25		2,202	2,404,098

TOTAL SOVEREIGN BONDS (cost $1,650,073,331)					1,340,611,944

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.1%

Federal National Mortgage Assoc.(k)	5.375	12/07/28	GBP	19,307	28,853,892
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	12,971	20,687,201

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $58,026,440)					49,541,093

U.S. TREASURY OBLIGATIONS(h) 0.2%

U.S. Treasury Bonds	1.125	08/15/40		3,800	2,722,937
U.S. Treasury Bonds	2.250	05/15/41		545	472,021
U.S. Treasury Notes	1.375	02/15/23		1,825	1,817,729
U.S. Treasury Notes	1.500	11/30/28		55	50,170
U.S. Treasury Notes	1.750	03/15/25		640	620,000
U.S. Treasury Notes	1.875	02/15/32		2,385	2,177,803
U.S. Treasury Strips Coupon	1.872(s)	05/15/31		400	305,250
U.S. Treasury Strips Coupon	1.888(s)	08/15/29		345	277,860
U.S. Treasury Strips Coupon	2.089(s)	11/15/35		800	529,125
U.S. Treasury Strips Coupon	2.251(s)	08/15/40		800	446,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,552,228)					9,419,395

			Shares

COMMON STOCKS 0.4%

Spain 0.0%

Codere New Topco SA^				16,439	—

See Notes to Financial Statements.

PGIM Global Total Return Fund    67

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

United States 0.4%
Chesapeake Energy Corp.	210,759	$17,286,453
Chesapeake Energy Corp. Backstop Commitment	1,212	99,408
Ferrellgas Partners LP (Class B Stock)	2,731	587,165

		17,973,026

TOTAL COMMON STOCKS
(cost $4,328,508)		17,973,026

PREFERRED STOCK 0.0%

United States
Citigroup Capital XIII, 7.705%(c), 3 Month LIBOR + 6.370%,
Maturing 10/30/40
(cost $100,000)	4,000	108,440

TOTAL LONG-TERM INVESTMENTS
(cost $5,191,752,482)		4,500,905,202

SHORT-TERM INVESTMENTS 2.0%

AFFILIATED MUTUAL FUND 2.0%
PGIM Institutional Money Market Fund (cost $89,110,671; includes $89,082,911 of cash collateral for securities on loan)(b)(wa)	89,198,846	89,127,486

OPTIONS PURCHASED*~ 0.0%
(cost $1,021,778)		3,028,948

TOTAL SHORT-TERM INVESTMENTS
(cost $90,132,449)		92,156,434

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.5%
(cost $5,281,884,931)		4,593,061,636

OPTIONS WRITTEN*~ (0.1)%
(premiums received $1,283,236)		(3,560,724)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.4%
(cost $5,280,601,695)		4,589,500,912
Liabilities in excess of other assets(z) (1.4)%		(64,493,752)

NET ASSETS 100.0%		$4,525,007,160

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

See Notes to Financial Statements.

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

AID—Agency for International Development

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BTP—Buoni del Tesoro Poliennali

BUBOR—Budapest Interbank Offered Rate

CAC—French Stock Market Index

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

See Notes to Financial Statements.

PGIM Global Total Return Fund    69

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

HICP—Harmonised Index of Consumer Prices

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MPLE—Maple Bonds

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SARON—Swiss Average Rate Overnight

SIBOR—Singapore Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

THBFIX—Thai Baht Interest Rate Fixing

TONAR—Tokyo Overnight Average Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $54,209,983 and 1.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,112,107; cash collateral of $89,082,911 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.

See Notes to Financial Statements.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	304,125	$16,967
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	304,125	3,011,981

Total Options Purchased (cost $1,021,778)									$3,028,948

Options Written: OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	81,100	$(78,682)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	81,100	(3,410,806)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	36,100	(1,274)
GS_21-PJA†† ^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	69,580	(2,314)

See Notes to Financial Statements.

PGIM Global Total Return Fund    71

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR 5,000	$(40,395)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR 5,000	(27,253)

Total Options Written (premiums received $1,283,236)								$(3,560,724)

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
786	2 Year U.S.Treasury Notes	Jun. 2022	$165,698,625	$(545,820)
613	5 Year U.S. Treasury Notes	Jun. 2022	69,067,862	(510,575)
593	10 Year U.S. Treasury Notes	Jun. 2022	70,659,656	(561,825)
1,057	20 Year U.S. Treasury Bonds	Jun. 2022	148,706,687	(13,716,856)
1,116	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	179,048,250	(22,804,605)
451	Euro-BTP Italian Government Bond	Jun. 2022	62,013,485	(5,953,568)
411	Euro-OAT	Jun. 2022	63,233,956	(4,110,710)
2,207	Japanese Yen Currency	Jun. 2022	213,389,312	(25,539,355)

				(73,743,314)

Short Positions:
152	3 Month CME SOFR	Jun. 2022	37,801,450	212,209
510	3 Month CME SOFR	Sep. 2022	125,383,500	2,078,317
1,541	5 Year Euro-Bobl	Jun. 2022	206,753,722	7,593,471
107	10 Year Canadian Government Bonds	Jun. 2022	10,524,672	215,100
2,050	10 Year Euro-Bund	Jun. 2022	332,161,030	9,269,531
1,077	10 Year U.K. Gilt	Jun. 2022	160,400,171	4,320,393
1,013	10 Year U.S. Ultra Treasury Notes	Jun. 2022	130,677,000	10,773,660
75	30 Year Euro Buxl	Jun. 2022	13,528,151	1,710,183
473	Euro Currency	Jun. 2022	62,607,463	1,951,776
4,917	Euro Schatz Index	Jun. 2022	571,342,949	8,716,552

				46,841,192

				$(26,902,122)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	23,520	$17,516,082	$16,641,586	$—	$(874,496)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,437,954	58,455	—
Brazilian Real,
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	95,385	19,672,016	19,268,939	—	(403,077)
Expiring 06/02/22	Citibank, N.A.	BRL	69,438	14,639,113	13,888,320	—	(750,793)
Expiring 06/02/22	HSBC Bank PLC	BRL	14,598	2,973,349	2,919,695	—	(53,654)
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	54,566	43,227,352	42,462,054	—	(765,298)
Expiring 07/19/22	Standard Chartered Bank	CAD	951	741,899	740,146	—	(1,753)
Expiring 07/19/22	The Toronto-Dominion Bank	CAD	7,056	5,614,196	5,490,435	—	(123,761)
Chilean Peso,
Expiring 06/15/22	Barclays Bank PLC	CLP	3,539,738	4,417,770	4,111,016	—	(306,754)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	4,591,770	5,646,197	5,332,834	—	(313,363)
Chinese Renminbi,
Expiring 05/23/22	Citibank, N.A.	CNH	1,124,973	176,101,679	169,014,887	—	(7,086,792)
Expiring 05/23/22	Goldman Sachs International	CNH	76,873	12,021,202	11,549,388	—	(471,814)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	353,761	55,240,656	53,148,757	—	(2,091,899)
Expiring 05/23/22	The Toronto-Dominion Bank	CNH	9,784	1,535,342	1,469,900	—	(65,442)
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	36,781,606	9,561,114	9,218,951	—	(342,163)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	38,621,962	10,063,306	9,680,218	—	(383,088)
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	150,109	6,591,435	6,375,971	—	(215,464)
Danish Krone,
Expiring 07/19/22	Barclays Bank PLC	DKK	55,300	8,134,078	7,875,735	—	(258,343)
Euro,
Expiring 07/19/22	HSBC Bank PLC	EUR	7,836	8,266,394	8,301,597	35,203	—
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	282	298,723	298,427	—	(296)
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	6,127,558	17,360,980	16,901,045	—	(459,935)
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	24,938	7,721,889	7,487,819	—	(234,070)

See Notes to Financial Statements.

PGIM Global Total Return Fund    73

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/15/22	HSBC Bank PLC	ILS	10,070	$3,162,118	$3,023,702	$—	$(138,416)
Japanese Yen,
Expiring 05/31/22	Citibank, N.A.	JPY	451,400	4,141,710	3,482,067	—	(659,643)
Expiring 05/31/22	Deutsche Bank AG	JPY	3,195,124	29,579,000	24,646,933	—	(4,932,067)
Expiring 07/19/22	HSBC Bank PLC	JPY	25,039,132	200,598,707	193,627,135	—	(6,971,572)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	4,244,065	—	(1,267,935)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	3,281,528	—	(914,472)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	4,128,118	—	(1,225,882)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	10,137,718	—	(2,743,282)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	1,637,975	15,824,364	13,231,380	—	(2,592,984)
Malaysian Ringgit,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MYR	61,814	14,740,478	14,224,748	—	(515,730)
Mexican Peso,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	74,427	3,528,415	3,613,462	85,047	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	5,055,144	477,719	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	16,105,957	1,246,957	—
New Zealand Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	11,537	7,872,469	7,443,459	—	(429,010)
Norwegian Krone,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	98,694	11,203,653	10,527,225	—	(676,428)
Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	49,909	11,569,589	11,138,807	—	(430,782)
Expiring 07/19/22	HSBC Bank PLC	PLN	42,174	9,723,546	9,412,498	—	(311,048)
Romanian Leu,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	RON	11,029	2,399,514	2,324,874	—	(74,640)
Singapore Dollar,
Expiring 06/15/22	BNP Paribas S.A.	SGD	11,708	8,605,697	8,465,194	—	(140,503)
South African Rand,
Expiring 06/15/22	HSBC Bank PLC	ZAR	74,468	4,995,699	4,690,482	—	(305,217)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	11,405	749,821	718,339	—	(31,482)
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	79,541,344	64,737,234	62,973,439	—	(1,763,795)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/19/22	Barclays Bank PLC	CHF	3,073	$3,307,999	$3,174,059	$—	$(133,940)
Thai Baht,
Expiring 06/15/22	Citibank, N.A.	THB	489,117	14,761,778	14,291,718	—	(470,060)

				$889,605,487	$849,577,725	1,903,381	(41,931,143)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	6,023	$4,547,606	$4,258,076	$289,530	$—
Expiring 07/19/22	Barclays Bank PLC	AUD	4,823	3,431,887	3,412,785	19,102	—
Brazilian Real,
Expiring 05/03/22	Citibank, N.A.	BRL	69,438	14,777,124	14,027,313	749,811	—
Expiring 05/03/22	Citibank, N.A.	BRL	25,947	5,416,906	5,241,625	175,281	—
British Pound,
Expiring 07/19/22	HSBC Bank PLC	GBP	2,584	3,244,709	3,250,173	—	(5,464)
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	240,840	314,199,150	302,950,864	11,248,286	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	6,952	5,438,137	5,410,136	28,001	—
Chilean Peso,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	5,891,392	7,475,190	6,842,202	632,988	—
Chinese Renminbi,
Expiring 05/23/22	Goldman Sachs International	CNH	41,984	6,605,277	6,307,570	297,707	—
Expiring 05/23/22	Goldman Sachs International	CNH	36,197	5,676,464	5,438,189	238,275	—
Expiring 05/23/22	HSBC Bank PLC	CNH	26,133	4,104,764	3,926,232	178,532	—
Expiring 05/23/22	HSBC Bank PLC	CNH	24,133	3,629,059	3,625,683	3,376	—
Expiring 05/23/22	HSBC Bank PLC	CNH	20,263	3,193,564	3,044,299	149,265	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	38,879	5,885,177	5,841,153	44,024	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	37,231	5,857,437	5,593,525	263,912	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	32,538	5,087,977	4,888,462	199,515	—

See Notes to Financial Statements.

PGIM Global Total Return Fund    75

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone,
Expiring 07/19/22	HSBC Bank PLC	DKK	18,889	$2,689,084	$2,690,092	$—	$(1,008)
Euro,
Expiring 07/19/22	BNP Paribas S.A.	EUR	60,502	65,777,904	64,098,958	1,678,946	—
Expiring 07/19/22	Deutsche Bank AG	EUR	78,347	85,522,903	83,004,430	2,518,473	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	14,457	15,541,968	15,316,270	225,698	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	13,398	14,522,549	14,194,778	327,771	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	3,859	4,217,050	4,088,826	128,224	—
Expiring 07/19/22	Standard Chartered Bank	EUR	79,388	86,971,431	84,106,726	2,864,705	—
Hong Kong Dollar,
Expiring 05/23/22	BNP Paribas S.A.	HKD	49,113	6,298,167	6,262,313	35,854	—
Indonesian Rupiah,
Expiring 06/15/22	Goldman Sachs International	IDR	24,529,047	1,711,249	1,678,295	32,954	—
Japanese Yen,
Expiring 05/31/22	Citibank, N.A.	JPY	1,428,721	13,839,506	11,021,045	2,818,461	—
Expiring 05/31/22	Deutsche Bank AG	JPY	1,686,190	16,037,000	13,007,134	3,029,866	—
Expiring 07/19/22	Bank of America, N.A.	JPY	928,508	7,228,397	7,180,136	48,261	—
Expiring 07/19/22	HSBC Bank PLC	JPY	959,909	7,571,683	7,422,960	148,723	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	JPY	927,500	7,429,899	7,172,339	257,560	—
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	5,080,049	1,446,005	—
Expiring 10/31/23	Citibank, N.A.	JPY	115,153	1,102,894	930,195	172,699	—
Expiring 10/31/23	Goldman Sachs International	JPY	1,532,531	13,803,651	12,379,617	1,424,034	—
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	2,309,705	20,805,025	18,657,545	2,147,480	—
Mexican Peso,
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	21,161,102	—	(1,049,179)
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	61,356	16,188,585	15,894,021	294,564	—
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	75,018	4,945,022	4,725,153	219,869	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	62,943	4,069,647	3,964,575	105,072	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	41,850	2,705,892	2,636,030	69,862	—
Expiring 06/15/22	Citibank, N.A.	ZAR	75,018	4,930,527	4,725,153	205,374	—
South Korean Won,
Expiring 06/15/22	Barclays Bank PLC	KRW	4,065,462	3,343,803	3,218,655	125,148	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/19/22	Bank of America, N.A.	SEK	19,018	$2,016,945	$1,941,563	$75,382	$—
Thai Baht,
Expiring 06/15/22	HSBC Bank PLC	THB	89,528	2,611,396	2,615,944	—	(4,548)

				$837,090,582	$803,232,191	34,918,590	(1,060,199)

						$36,821,971	$(42,991,342)

Cross currency exchange contracts outstanding at April 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
05/31/22	Buy	AUD	23,459	JPY	1,788,749	$2,786,524	$—	Deutsche Bank AG
05/31/22	Buy	JPY	1,257,136	AUD	17,436	—	(2,629,270)	Goldman Sachs International
07/19/22	Buy	CAD	3,814	EUR	2,771	31,994	—	Bank of America, N.A.
10/31/23	Buy	AUD	8,947	JPY	599,449	1,477,702	—	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(568,789)	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(1,521,086)	Morgan Stanley & Co. International PLC

						$4,296,220	$(4,719,145)

Credit default swap agreements outstanding at April 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	1,200	$304,467	$994	$303,473	Goldman Sachs International
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	1,200	(24,752)	994	(25,746)	Goldman Sachs International
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	1,800	(10,121)	1,491	(11,612)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund    77

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	7,200	$399,535	$5,965	$393,570	Goldman Sachs International
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	1,200	(23,838)	994	(24,832)	Goldman Sachs International
People’s Republic of China (D01)	06/20/27	1.000%(Q)	7,200	(92,031)	5,965	(97,996)	Goldman Sachs International
Republic of Argentina (D01)	06/20/27	1.000%(Q)	1,200	777,109	994	776,115	Goldman Sachs International
Republic of Chile (D01)	06/20/27	1.000%(Q)	1,800	1,694	1,491	203	Goldman Sachs International
Republic of Colombia (D01)	06/20/27	1.000%(Q)	3,600	219,683	2,983	216,700	Goldman Sachs International
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	5,400	37,001	4,474	32,527	Goldman Sachs International
Republic of Panama (D01)	06/20/27	1.000%(Q)	1,200	10,614	994	9,620	Goldman Sachs International
Republic of Peru (D01)	06/20/27	1.000%(Q)	1,800	8,541	1,491	7,050	Goldman Sachs International
Republic of Philippines (D01)	06/20/27	1.000%(Q)	1,200	4,173	994	3,179	Goldman Sachs International
Republic of South Africa (D01)	06/20/27	1.000%(Q)	7,200	481,780	5,965	475,815	Goldman Sachs International
Republic of Turkey (D01)	06/20/27	1.000%(Q)	7,200	1,470,476	5,965	1,464,511	Goldman Sachs International
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	1,200	826,170	994	825,176	Goldman Sachs International
State of Qatar (D01)	06/20/27	1.000%(Q)	1,200	(23,723)	994	(24,717)	Goldman Sachs International
United Mexican States (D01)	06/20/27	1.000%(Q)	7,200	124,841	5,965	118,876	Goldman Sachs International
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	1,500	380,584	1,243	379,341	Goldman Sachs International
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	1,500	(30,939)	1,243	(32,182)	Goldman Sachs International
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	2,250	(12,651)	1,864	(14,515)	Goldman Sachs International
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	9,000	499,418	7,456	491,962	Goldman Sachs International
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	1,500	(29,796)	1,243	(31,039)	Goldman Sachs International
People’s Republic of China (D02)	06/20/27	1.000%(Q)	9,000	(115,039)	7,456	(122,495)	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D02)	06/20/27	1.000%(Q)	1,500	$971,387	$1,243	$970,144	Goldman Sachs International
Republic of Chile (D02)	06/20/27	1.000%(Q)	2,250	2,118	1,864	254	Goldman Sachs International
Republic of Colombia (D02)	06/20/27	1.000%(Q)	4,500	274,603	3,728	270,875	Goldman Sachs International
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	6,750	46,251	5,592	40,659	Goldman Sachs International
Republic of Panama (D02)	06/20/27	1.000%(Q)	1,500	13,267	1,243	12,024	Goldman Sachs International
Republic of Peru (D02)	06/20/27	1.000%(Q)	2,250	10,676	1,864	8,812	Goldman Sachs International
Republic of Philippines (D02)	06/20/27	1.000%(Q)	1,500	5,216	1,243	3,973	Goldman Sachs International
Republic of South Africa (D02)	06/20/27	1.000%(Q)	9,000	602,225	7,456	594,769	Goldman Sachs International
Republic of Turkey (D02)	06/20/27	1.000%(Q)	9,000	1,838,094	7,456	1,830,638	Goldman Sachs International
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	1,500	1,032,713	1,243	1,031,470	Goldman Sachs International
State of Qatar (D02)	06/20/27	1.000%(Q)	1,500	(29,653)	1,243	(30,896)	Goldman Sachs International
United Mexican States (D02)	06/20/27	1.000%(Q)	9,000	156,051	7,456	148,595	Goldman Sachs International
Arab Republic of Egypt (D03)	06/20/27	1.000%(Q)	2,000	507,445	1,266	506,179	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D03)	06/20/27	1.000%(Q)	2,000	(41,253)	1,266	(42,519)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D03)	06/20/27	1.000%(Q)	3,000	(16,869)	1,898	(18,767)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D03)	06/20/27	1.000%(Q)	12,000	665,891	7,594	658,297	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D03)	06/20/27	1.000%(Q)	2,000	(39,729)	1,266	(40,995)	Morgan Stanley & Co. International PLC
People’s Republic of China (D03)	06/20/27	1.000%(Q)	12,000	(153,385)	7,594	(160,979)	Morgan Stanley & Co. International PLC
Republic of Argentina (D03)	06/20/27	1.000%(Q)	2,000	1,295,183	1,266	1,293,917	Morgan Stanley & Co. International PLC
Republic of Chile (D03)	06/20/27	1.000%(Q)	3,000	2,823	1,898	925	Morgan Stanley & Co. International PLC
Republic of Colombia (D03)	06/20/27	1.000%(Q)	6,000	366,137	3,797	362,340	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Global Total Return Fund    79

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D03)	06/20/27	1.000%(Q)	9,000	$61,668	$5,695	$55,973	Morgan Stanley & Co. International PLC
Republic of Panama (D03)	06/20/27	1.000%(Q)	2,000	17,690	1,266	16,424	Morgan Stanley & Co. International PLC
Republic of Peru (D03)	06/20/27	1.000%(Q)	3,000	14,235	1,898	12,337	Morgan Stanley & Co. International PLC
Republic of Philippines (D03)	06/20/27	1.000%(Q)	2,000	6,955	1,266	5,689	Morgan Stanley & Co. International PLC
Republic of South Africa (D03)	06/20/27	1.000%(Q)	12,000	802,967	7,594	795,373	Morgan Stanley & Co. International PLC
Republic of Turkey (D03)	06/20/27	1.000%(Q)	12,000	2,450,793	7,594	2,443,199	Morgan Stanley & Co. International PLC
Republic of Ukraine (D03)	06/20/27	1.000%(Q)	2,000	1,376,951	1,266	1,375,685	Morgan Stanley & Co. International PLC
State of Qatar (D03)	06/20/27	1.000%(Q)	2,000	(39,537)	1,266	(40,803)	Morgan Stanley & Co. International PLC
United Mexican States (D03)	06/20/27	1.000%(Q)	12,000	208,069	7,594	200,475	Morgan Stanley & Co. International PLC

				$17,592,178	$175,127	$17,417,051

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D04)	12/20/26	1.000%(Q)	1,000	0.553%	$ 20,619	$ (2,128)	$22,747	Bank of America, N.A.
Federation of Malaysia (D04)	12/20/26	1.000%(Q)	2,000	0.827%	17,214	(4,256)	21,470	Bank of America, N.A.
Federative Republic of Brazil (D04)	12/20/26	1.000%(Q)	6,000	2.067%	(262,929)	(12,767)	(250,162)	Bank of America, N.A.
Kingdom of Saudi Arabia (D04)	12/20/26	1.000%(Q)	1,000	0.572%	19,776	(2,128)	21,904	Bank of America, N.A.
People’s Republic of China (D04)	12/20/26	1.000%(Q)	6,000	0.700%	84,839	(12,767)	97,606	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D04)	12/20/26	1.000%(Q)	1,000	27.857%	$(628,854)	$(2,128)	$(626,726)	Bank of America, N.A.
Republic of Chile (D04)	12/20/26	1.000%(Q)	1,000	0.963%	2,723	(2,128)	4,851	Bank of America, N.A.
Republic of Colombia (D04)	12/20/26	1.000%(Q)	2,500	2.198%	(122,787)	(5,320)	(117,467)	Bank of America, N.A.
Republic of Indonesia (D04)	12/20/26	1.000%(Q)	4,500	1.068%	(7,976)	(9,575)	1,599	Bank of America, N.A.
Republic of Panama (D04)	12/20/26	1.000%(Q)	1,000	1.128%	(4,354)	(2,128)	(2,226)	Bank of America, N.A.
Republic of Peru (D04)	12/20/26	1.000%(Q)	1,000	1.040%	(586)	(2,128)	1,542	Bank of America, N.A.
Republic of Philippines (D04)	12/20/26	1.000%(Q)	1,000	0.997%	1,269	(2,128)	3,397	Bank of America, N.A.
Republic of South Africa (D04)	12/20/26	1.000%(Q)	5,500	2.374%	(308,870)	(11,703)	(297,167)	Bank of America, N.A.
Republic of Turkey (D04)	12/20/26	1.000%(Q)	6,000	6.109%	(1,128,280)	(12,767)	(1,115,513)	Bank of America, N.A.
Republic of Ukraine (D04)	12/20/26	1.000%(Q)	1,000	79.727%	(681,897)	(2,128)	(679,769)	Bank of America, N.A.
Russian Federation (D04)	12/20/26	1.000%(Q)	3,000	57.543%	(1,900,807)	(6,384)	(1,894,423)	Bank of America, N.A.
State of Qatar (D04)	12/20/26	1.000%(Q)	1,000	0.571%	19,821	(2,128)	21,949	Bank of America, N.A.
United Mexican States (D04)	12/20/26	1.000%(Q)	5,500	1.292%	(62,579)	(11,703)	(50,876)	Bank of America, N.A.
Federation of Malaysia (D05)	06/20/22	1.000%(Q)	849	0.201%	1,944	(884)	2,828	Bank of America, N.A.
Federative Republic of Brazil (D05)	06/20/22	1.000%(Q)	4,244	0.489%	7,956	(4,421)	12,377	Bank of America, N.A.
People’s Republic of China (D05)	06/20/22	1.000%(Q)	2,829	0.181%	6,559	(2,947)	9,506	Bank of America, N.A.
Republic of Chile (D05)	06/20/22	1.000%(Q)	849	0.320%	1,799	(884)	2,683	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund    81

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D05)	06/20/22	1.000%(Q)	1,132	0.540%	$2,038	$(1,179)	$3,217	Bank of America, N.A.
Republic of Indonesia (D05)	06/20/22	1.000%(Q)	1,132	0.287%	2,450	(1,179)	3,629	Bank of America, N.A.
Republic of Panama (D05)	06/20/22	1.000%(Q)	849	0.379%	1,726	(884)	2,610	Bank of America, N.A.
Republic of Peru (D05)	06/20/22	1.000%(Q)	849	0.237%	1,900	(884)	2,784	Bank of America, N.A.
Republic of Philippines (D05)	06/20/22	1.000%(Q)	849	0.260%	1,872	(884)	2,756	Bank of America, N.A.
Republic of South Africa (D05)	06/20/22	1.000%(Q)	2,546	0.801%	3,631	(2,652)	6,283	Bank of America, N.A.
Republic of Turkey (D05)	06/20/22	1.000%(Q)	4,244	4.303%	(15,286)	(4,421)	(10,865)	Bank of America, N.A.
Russian Federation (D05)	06/20/22	1.000%(Q)	2,546	223.110%	(662,194)	(2,652)	(659,542)	Bank of America, N.A.
United Mexican States (D05)	06/20/22	1.000%(Q)	3,678	0.348%	7,645	(3,831)	11,476	Bank of America, N.A.

					$(5,581,618)	$(134,096)	$(5,447,522)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.36.V1 (D04)	12/20/26	1.000%(Q)	50,000	$5,289,160	$57,910	$5,231,250	Bank of America, N.A.
CDX.EM.27.V3 (D05)	06/20/22	1.000%(Q)	26,594	1,464,155	21,309	1,442,846	Bank of America, N.A.

				$6,753,315	$79,219	$6,674,096

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	60,000	2.813%	$(4,737,250)	$(115,324)	$(4,621,926)	Goldman Sachs International
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	75,000	2.813%	(5,921,562)	(173,980)	(5,747,582)	Goldman Sachs International
CDX.EM.37.V1 (D03)	06/20/27	1.000%(Q)	100,000	2.813%	(7,895,415)	(122,711)	(7,772,704)	Morgan Stanley & Co. International PLC

					$(18,554,227)	$(412,015)	$(18,142,212)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D05).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	05/14/22	0.500%(M)	28,619	0.500%	$18,678	$(1,104)	$19,782	Goldman Sachs International
GS_21-PJA††	05/14/22	0.250%(M)	55,160	*	18,000	(1,064)	19,064	Goldman Sachs International

					$36,678	$(2,168)	$38,846

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Ryder System, Inc.	06/20/25	1.000%(Q)	9,540	$118,153	$(37,059)	$(155,212)

See Notes to Financial Statements.

PGIM Global Total Return Fund    83

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	$52,806	$9,197	$43,609	Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	102,540	191,341	(88,801)	Deutsche Bank AG
Gazprom PAO	09/20/22	1.000%(Q)		8,000	2,690,284	2,099,879	590,405	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)		11,080	5,463,047	5,457,469	5,578	Barclays Bank PLC
Gazprom PAO	12/20/23	1.000%(Q)		1,410	749,553	449,867	299,686	Citibank, N.A.
Gazprom PAO	06/20/24	1.000%(Q)		723	392,445	309,876	82,569	HSBC Bank PLC
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	1,209,459	14,859	1,194,600	Barclays Bank PLC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	1,151,328	977,925	173,403	Goldman Sachs International
Gazprom PAO	06/20/26	1.000%(Q)		4,400	2,581,231	2,550,537	30,694	HSBC Bank PLC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	5,243,327	5,047,403	195,924	HSBC Bank PLC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	606,165	407,404	198,761	HSBC Bank PLC
Gazprom PAO	12/20/27	1.000%(Q)		3,300	2,016,039	1,821,461	194,578	JPMorgan Chase Bank, N.A.
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		5,000	(38,160)	38,289	(76,449)	Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)		875	(11,867)	25,531	(37,398)	Morgan Stanley & Co. International PLC
Republic of South Africa	06/20/26	1.000%(Q)		1,000	44,883	32,879	12,004	Goldman Sachs International
Russian Federation	12/20/23	1.000%(Q)		5,000	2,817,563	1,917,252	900,311	Morgan Stanley & Co. International PLC
Russian Federation	09/20/24	1.000%(Q)		686	406,967	388,462	18,505	HSBC Bank PLC
Russian Federation	06/20/25	1.000%(Q)		79	48,227	45,342	2,885	HSBC Bank PLC
Russian Federation	12/20/25	1.000%(Q)		20,621	12,737,259	12,880,164	(142,905)	HSBC Bank PLC
Russian Federation	12/20/25	1.000%(Q)		2,000	1,235,380	689,892	545,488	Goldman Sachs International
Russian Federation	12/20/26	1.000%(Q)		1,200	760,322	446,705	313,617	Barclays Bank PLC
Russian Federation	12/20/26	1.000%(Q)		451	285,981	284,319	1,662	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)		5,000	3,208,982	3,682,334	(473,352)	Barclays Bank PLC
Russian Federation	06/20/27	1.000%(Q)		3,600	2,310,467	2,651,281	(340,814)	Citibank, N.A.
Russian Federation	06/20/27	1.000%(Q)		1,000	641,797	731,491	(89,694)	Barclays Bank PLC
Russian Federation	06/20/27	1.000%(Q)		400	256,719	237,817	18,902	Barclays Bank PLC
Russian Federation	12/20/28	1.000%(Q)		15,000	9,696,798	8,950,686	746,112	Morgan Stanley & Co. International PLC
Russian Federation	06/20/29	1.000%(Q)		1,000	647,870	601,236	46,634	Morgan Stanley & Co. International PLC
Russian Federation	06/20/30	1.000%(Q)		4,500	2,923,558	3,049,590	(126,032)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)		24,500	15,978,114	16,649,580	(671,466)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)		4,315	2,814,104	1,952,724	861,380	HSBC Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Safeway Inc.	03/20/23	5.000%(Q)	5,000	$(220,267)	$(191,394)	$(28,873)	BNP Paribas S.A.
Sasol Ltd.	12/20/22	1.000%(Q)	800	(276)	21,208	(21,484)	Barclays Bank PLC

				$78,802,645	$74,422,606	$4,380,039

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)		3,260	0.672%	$45,480	$40,629	$4,851	Bank of America, N.A.
Banco Santander, S.A.	06/20/22	1.000%(Q)	EUR	23,000	0.683%	38,770	25,436	13,334	Barclays Bank PLC
Bank of Nova Scotia	06/20/22	1.000%(Q)		10,000	0.497%	18,908	9,013	9,895	Credit Suisse International
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	0.873%	21,793	29,018	(7,225)	Citibank, N.A.
BNP Paribas S.A.	06/20/23	1.000%(Q)	EUR	5,000	0.255%	51,606	61,016	(9,410)	Barclays Bank PLC
Calpine Corp.	06/20/22	5.000%(Q)		24,500	1.063%	281,755	141,148	140,607	Credit Suisse International
Calpine Corp.	06/20/22	5.000%(Q)		14,700	1.063%	169,052	83,700	85,352	Credit Suisse International
Comision Federal de Electricidad	12/20/22	1.000%(Q)		3,925	1.163%	349	12,653	(12,304)	Citibank, N.A.
Credit Suisse Group AG	06/20/22	1.000%(Q)	EUR	5,000	0.507%	9,916	8,622	1,294	Barclays Bank PLC
Devon Energy Corp.	06/20/22	1.000%(Q)		25,180	0.511%	46,426	19,557	26,869	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)		2,000	0.773%	13,874	4,963	8,911	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	8,470	0.487%	40,297	51,244	(10,947)	Goldman Sachs International
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.664%	9,762	1,995	7,767	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund    85

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
EQT Corp.	06/20/22	5.000%(Q)		3,590	0.941%	$41,917	$17,855	$24,062	Credit Suisse International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	3.360%	(108,220)	(190,029)	81,809	Deutsche Bank AG
Federation of Malaysia	12/20/24	1.000%(Q)		1,000	0.489%	14,283	9,098	5,185	Citibank, N.A.
Gazprom PAO	12/20/26	1.000%(Q)		8,600	45.632%	(5,133,741)	(5,024,305)	(109,436)	HSBC Bank PLC
General Electric Co.	06/20/22	1.000%(Q)		12,360	0.266%	27,494	11,997	15,497	Morgan Stanley & Co. International PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)		2,960	*	14,505	(73,934)	88,439	Citibank, N.A.
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	*	50,296	(34,059)	84,355	Deutsche Bank AG
Halliburton Co.	12/20/26	1.000%(Q)		4,240	0.871%	28,521	37,729	(9,208)	Goldman Sachs International
Hellenic Republic	06/20/22	1.000%(Q)		410	0.317%	870	(2,929)	3,799	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)		200	0.317%	425	(1,469)	1,894	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)		500	0.344%	2,691	(8,305)	10,996	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		300	0.456%	2,198	(7,742)	9,940	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		1,000	0.720%	6,990	(87,102)	94,092	Barclays Bank PLC
Hellenic Republic	12/20/28	1.000%(Q)		16,550	1.771%	(714,926)	(149,873)	(565,053)	JPMorgan Chase Bank, N.A.
Hellenic Republic	06/20/29	1.000%(Q)		5,400	1.837%	(269,130)	(52,228)	(216,902)	Barclays Bank PLC
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	1.523%	(185,448)	16,055	(201,503)	Citibank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)		10,590	2.034%	(822,202)	(311,628)	(510,574)	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	12/20/31	1.000%(Q)	6,000	2.034%	$(465,837)	$(172,164)	$(293,673)	Citibank, N.A.
Hess Corp.	06/20/22	1.000%(Q)	34,020	0.407%	67,808	30,824	36,984	Goldman Sachs International
Israel Electric Corp Ltd.	12/20/24	1.000%(Q)	1,000	0.449%	15,344	6,789	8,555	Barclays Bank PLC
Japan Govt.	06/20/28	1.000%(Q)	15,000	0.233%	671,108	642,931	28,177	Citibank, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	3,000	0.242%	6,692	2,060	4,632	HSBC Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.129%	472,645	119,772	352,873	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.150%	13,342	(10,230)	23,572	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	0.291%	225,363	(60,065)	285,428	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.291%	170,042	(58,307)	228,349	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.291%	170,043	(56,107)	226,150	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	3,000	0.291%	68,017	21,900	46,117	Citibank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.291%	37,296	13,541	23,755	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	5,000	0.339%	120,962	71,368	49,594	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	1,100	0.660%	28,076	(3,357)	31,433	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)	2,000	0.679%	50,556	39,864	10,692	Barclays Bank PLC
Newell Brands, Inc.	06/20/22	1.000%(Q)	22,410	0.322%	47,409	22,158	25,251	Barclays Bank PLC
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.443%	15,469	11,169	4,300	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund    87

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.941%	$9,033	$(2,889)	$11,922	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q)	1,000	2.198%	(49,114)	(54,163)	5,049	Citibank, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	3,150	0.657%	50,555	27,697	22,858	JPMorgan Chase Bank, N.A.
Republic of Finland	06/20/27	0.250%(Q)	2,000	0.175%	7,803	8,679	(876)	Bank of America, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.434%	6,939	(923)	7,862	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.318%	123,709	(22,752)	146,461	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	6,800	0.715%	66,332	(197,089)	263,421	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	6,100	0.715%	59,504	(112,154)	171,658	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	2,365	0.715%	23,070	(68,453)	91,523	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	2,155	0.715%	21,022	(60,584)	81,606	BNP Paribas S.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.154%	76,661	3,027	73,634	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.169%	115,575	43,796	71,779	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	18,300	0.338%	158,796	(272,868)	431,664	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.338%	34,709	—	34,709	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.557%	$62,535	$(133,395)	$195,930	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	0.337%	13,562	(20,486)	34,048	Deutsche Bank AG
Republic of Italy	06/20/25	1.000%(Q)	7,000	0.761%	58,548	(164,618)	223,166	Credit Suisse International
Republic of Italy	06/20/26	1.000%(Q)	5,000	0.963%	12,913	(210,088)	223,001	BNP Paribas S.A.
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.963%	10,847	(135,934)	146,781	Bank of America, N.A.
Republic of Italy	12/20/26	1.000%(Q)	400	1.073%	(790)	(21,913)	21,123	HSBC Bank PLC
Republic of Italy	12/20/28	1.000%(Q)	16,355	1.378%	(340,400)	(59,552)	(280,848)	Barclays Bank PLC
Republic of Italy	12/20/28	1.000%(Q)	9,655	1.378%	(200,951)	(37,989)	(162,962)	Citibank, N.A.
Republic of Italy	12/20/28	1.000%(Q)	4,170	1.378%	(86,907)	(18,196)	(68,711)	BNP Paribas S.A.
Republic of Italy	12/20/30	1.000%(Q)	7,000	1.563%	(274,036)	(149,897)	(124,139)	Barclays Bank PLC
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.965%	11,810	—	11,810	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.379%	10,167	1,793	8,374	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	4,200	1.128%	(18,170)	11,225	(29,395)	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.170%	60,539	(651)	61,190	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q)	400	0.151%	7,615	(16,027)	23,642	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	21,000	0.279%	484,081	(95,224)	579,305	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	10,000	0.279%	230,514	(54,022)	284,536	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund    89

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Portugal	12/20/31	1.000%(Q)	1,000	0.687%	$26,960	$41,081	$(14,121)	Barclays Bank PLC
Republic of Serbia	12/20/25	5.000%(Q)	4,500	1.196%	614,917	643,863	(28,946)	Citibank, N.A.
Republic of Serbia	12/20/25	1.000%(Q)	1,000	1.196%	(5,558)	(1,061)	(4,497)	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.254%	15,168	(28,089)	43,257	HSBC Bank PLC
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.095%	309	(32,464)	32,773	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.350%	(13,524)	(56,221)	42,697	Bank of America, N.A.
Republic of South Africa	06/20/31	1.000%(Q)	3,000	3.119%	(443,874)	(348,550)	(95,324)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/23	5.000%(Q)	1,400	126.719%	(838,665)	32,845	(871,510)	Deutsche Bank AG
Republic of Ukraine	12/20/23	5.000%(Q)	1,000	126.719%	(599,047)	12,771	(611,818)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	2,100	101.137%	(1,300,511)	87,953	(1,388,464)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	7,205	93.392%	(4,505,666)	(50,570)	(4,455,096)	Barclays Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	1,000	93.392%	(625,353)	(26,101)	(599,252)	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	7,390	87.604%	(4,666,172)	(112,283)	(4,553,889)	Barclays Bank PLC
Republic of Ukraine	12/20/25	1.000%(Q)	5,000	87.604%	(3,334,707)	(467,708)	(2,866,999)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q)	2,000	87.604%	(1,333,882)	(190,035)	(1,143,847)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q)	2,000	87.604%	(1,333,882)	(192,850)	(1,141,032)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/24	1.000%(Q)	686	78.884%	$(402,500)	$(386,710)	$(15,790)	HSBC Bank PLC
Russian Federation	12/20/24	1.000%(Q)	79	72.080%	(47,347)	(45,068)	(2,279)	HSBC Bank PLC
Russian Federation	03/20/25	1.000%(Q)	20,621	69.464%	(12,475,546)	(12,799,312)	323,766	HSBC Bank PLC
Russian Federation	06/20/26	1.000%(Q)	451	59.840%	(281,766)	(284,348)	2,582	HSBC Bank PLC
Russian Federation	12/20/26	1.000%(Q)	2,000	57.543%	(1,267,204)	(734,840)	(532,364)	Goldman Sachs International
Russian Federation	06/20/27	1.000%(Q)	5,000	55.719%	(3,208,982)	(3,707,215)	498,233	Morgan Stanley & Co. International PLC
Russian Federation	06/20/27	1.000%(Q)	3,600	55.719%	(2,310,467)	(2,669,195)	358,728	Morgan Stanley & Co. International PLC
Russian Federation	12/20/29	1.000%(Q)	4,500	47.503%	(2,919,570)	(3,057,081)	137,511	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	24,500	45.176%	(15,938,229)	(16,680,748)	742,519	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	4,315	45.176%	(2,807,080)	(1,959,662)	(847,418)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	15,000	43.218%	(9,782,519)	(9,159,485)	(623,034)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/31	1.000%(Q)	1,000	43.218%	(652,168)	(613,378)	(38,790)	Morgan Stanley & Co. International PLC
State of Illinois	12/20/22	1.000%(Q)	2,725	0.455%	12,680	(18,531)	31,211	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	2,800	0.682%	25,609	(88,885)	114,494	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)	1,000	1.210%	(9,734)	(76,319)	66,585	Citibank, N.A.
State of Qatar	12/20/26	1.000%(Q)	4,000	0.571%	79,397	102,535	(23,138)	Citibank, N.A.
Teck Resources Ltd.	06/20/26	5.000%(Q)	14,000	1.219%	2,115,517	2,176,608	(61,091)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Global Total Return Fund    91

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.885%	$38,143	$89,552	$(51,409)	Bank of America, N.A.
United Mexican States	12/20/26	1.000%(Q)		4,000	1.292%	(45,512)	4,389	(49,901)	Goldman Sachs International
Verizon Communications, Inc.	06/20/26	1.000%(Q)		9,960	0.886%	55,641	172,999	(117,358)	Goldman Sachs International

						$(71,999,807)	$(56,975,492)	$(15,024,315)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY. BB.36.V1	06/20/26	5.000%(Q)	15,300	2.547%	$1,471,172	$1,949,793	$(478,621)	Citibank, N.A.
CDX.Tokyo 30% - 100%^	06/20/22	0.000%	50,000	*	(1,713)	(5,237)	3,524	Citibank, N.A.

					$1,469,459	$1,944,556	$(475,097)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2022:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreements:

CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)	Standard Chartered Bank	01/10/27	$(108,722)	$—	$(108,722)
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	224,802	—	224,802
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)	Morgan Stanley & Co. International PLC	08/12/24	266,419	—	266,419

							$382,499	$—	$382,499

See Notes to Financial Statements.

PGIM Global Total Return Fund    93

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Inflation swap agreements outstanding at April 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR 14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$657,688	$657,688
EUR 14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,295,544)	(1,295,544)

				$—	$(637,856)	$(637,856)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	$(11,533)	$46,861	$58,394
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	62,476	62,476
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	122,150	(357,760)	(479,910)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)	—	(1,203,354)	(1,203,354)
BRL	20,469	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(511,368)	(511,368)
BRL	81,380	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(2,034,775)	(2,034,775)
BRL	63,124	01/02/25	5.641%(T)	1 Day BROIS(2)(T)	—	(1,926,397)	(1,926,397)
BRL	27,355	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(517,302)	(517,302)
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	686,015	686,015
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	703,766	703,766
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	1,190,947	1,190,947
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	294,577	294,577
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	1,548,958	1,548,958
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	409,011	409,011
BRL	12,879	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(498,673)	(498,673)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	36,574	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	$—	$(1,408,710)	$(1,408,710)
BRL	73,942	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(2,825,522)	(2,825,522)
BRL	56,887	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	(2,139,349)	(2,139,349)
BRL	77,541	01/04/27	6.695%(T)	1 Day BROIS(2)(T)	—	(3,296,305)	(3,296,305)
BRL	94,482	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(3,600,833)	(3,600,833)
BRL	31,992	01/04/27	6.910%(T)	1 Day BROIS(2)(T)	—	(1,037,227)	(1,037,227)
BRL	31,229	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(1,012,036)	(1,012,036)
BRL	78,637	01/04/27	7.760%(T)	1 Day BROIS(2)(T)	—	(1,827,364)	(1,827,364)
BRL	28,290	01/02/29	7.150%(T)	1 Day BROIS(2)(T)	960	(1,361,498)	(1,362,458)
BRL	21,378	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(998,502)	(998,502)
BRL	33,888	01/02/29	7.570%(T)	1 Day BROIS(2)(T)	—	(1,592,000)	(1,592,000)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	101,329	(2,438,958)	(2,540,287)
CAD	25,000	05/01/25	0.758%(S)	3 Month CDOR(2)(S)	(73)	(1,320,553)	(1,320,480)
CAD	5,000	12/03/48	2.800%(S)	3 Month CDOR(2)(S)	591,432	(305,799)	(897,231)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)	(65,649)	(802,954)	(737,305)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)	(765)	(96,929)	(96,164)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)	—	(410,203)	(410,203)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(4,213)	(54,591)	(50,378)
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)	—	(156,539)	(156,539)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)	—	(273,151)	(273,151)
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(222)	109,161	109,383

See Notes to Financial Statements.

PGIM Global Total Return Fund    95

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$20	$107,233	$107,213
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	13	70,175	70,162
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	18	88,274	88,256
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	9	49,962	49,953
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	60	264,458	264,398
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(22)	60,648	60,670
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(52)	169,015	169,067
CNH	24,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(12)	58,145	58,157
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(20)	160,091	160,111
CNH	9,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	20,098	20,103
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(174)	328,438	328,612
CNH	100,500	11/28/24	2.933%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2,245)	253,539	255,784
CNH	80,000	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(75)	206,222	206,297
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	120,264	120,264

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(67)	$426,976	$427,043
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(13)	(812)	(799)
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	8,577	8,581
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(356)	(320,969)	(320,613)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	34	(135,357)	(135,391)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(55)	(13,030)	(12,975)
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(138)	221,662	221,800
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(56)	47,378	47,434
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(113)	238,204	238,317
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	454	248,929	248,475
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	484,166	484,166
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(385)	261,866	262,251
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(90)	95,324	95,414
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	127,365	127,365

See Notes to Financial Statements.

PGIM Global Total Return Fund    97

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(977)	$739,289	$740,266
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(439)	(439)
COP	43,903,000	06/10/25	4.370%(Q)	1 Day COOIS(2)(Q)	—	(1,330,951)	(1,330,951)
COP	57,000,000	11/05/25	3.170%(Q)	1 Day COOIS(2)(Q)	—	(2,481,635)	(2,481,635)
COP	23,700,000	12/14/25	3.265%(Q)	1 Day COOIS(2)(Q)	—	(1,035,837)	(1,035,837)
COP	15,800,000	02/08/26	3.135%(Q)	1 Day COOIS(2)(Q)	—	(735,101)	(735,101)
COP	27,120,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(1,053,571)	(1,053,571)
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	(772,376)	(772,376)
COP	27,041,260	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	436,769	(795,668)	(1,232,437)
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	(364,713)	(364,713)
COP	20,710,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	(914,480)	(914,480)
COP	21,300,000	02/13/30	5.100%(Q)	1 Day COOIS(2)(Q)	—	(1,071,369)	(1,071,369)
COP	7,740,000	07/13/30	4.205%(Q)	1 Day COOIS(2)(Q)	—	(511,864)	(511,864)
COP	19,006,000	09/17/30	4.321%(Q)	1 Day COOIS(2)(Q)	—	(1,239,369)	(1,239,369)
COP	113,100,000	03/26/31	5.221%(Q)	1 Day COOIS(2)(Q)	—	(6,021,264)	(6,021,264)
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(102,334)	(102,334)
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	(334,618)	(334,618)
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	(2,600,968)	(2,600,968)
CZK	364,670	01/28/30	1.588%(A)	6 Month PRIBOR(1)(S)	—	3,204,962	3,204,962
CZK	106,030	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(1,204,633)	(1,204,633)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	$17	$(20,775)	$(20,792)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	16	(28,296)	(28,312)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	13	(7,128)	(7,141)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	(43,905)	(43,905)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	(6,774)	(6,774)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(8,560,548)	(8,560,548)
EUR	229,995	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(8,548,935)	(8,548,935)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(12,201)	(3,333,947)	(3,321,746)
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	135	(147,337)	(147,472)
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	127	(65,671)	(65,798)
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	414	(82,570)	(82,984)
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(10,704)	(102,426)	(91,722)
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	9,627	(137,767)	(147,394)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	160	(303,247)	(303,407)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,450	(239,043)	(240,493)
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	(75,893)	(75,893)
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	(117,277)	(117,277)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(80,252)	(196,463)	(116,211)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(52,541)	(593,952)	(541,411)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	(108,093)	(108,093)
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(325,387)	(985,164)	(659,777)

See Notes to Financial Statements.

PGIM Global Total Return Fund    99

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	11,478	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	$—	$(604,638)	$(604,638)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)	(3,063)	(23,956)	(20,893)
EUR	23,435	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	1,038,736	1,038,736
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	1,359,801	1,359,801
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(1,441,004)	(1,441,004)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	3,135,104	3,135,104
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(3,335,633)	(3,335,633)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(1,858,290)	(1,858,290)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	828,294	828,294
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(916,873)	(916,873)
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(162,653)	(190,528)	(27,875)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(124,404)	(158,781)	(34,377)
EUR	24,475	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)	—	(6,279,333)	(6,279,333)
EUR	2,500	11/08/46	0.275%(A)	1 Day EuroSTR(2)(A)	—	(667,594)	(667,594)
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	613,095	(82,129)	(695,224)
EUR	11,820	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(271,580)	(271,580)
GBP	18,500	05/08/42	1.250%(A)	1 Day SONIA(2)(A)	108,102	(1,951,787)	(2,059,889)
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	2,507,185	(1,475,731)	(3,982,916)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	697,605	(387,051)	(1,084,656)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(34)	(1,353,192)	(1,353,158)
HUF	4,000,000	11/10/23	3.490%(A)	6 Month BUBOR(2)(S)	—	(645,748)	(645,748)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	4,636,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	$(16,472)	$(2,174,880)	$(2,158,408)
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,731	(188,052)	(197,783)
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	27	(644,334)	(644,361)
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(2,116,289)	(2,116,289)
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(1,375,672)	(1,375,672)
HUF	5,500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)	—	(4,499,833)	(4,499,833)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(474)	(861,044)	(860,570)
ILS	10,250	05/13/31	1.498%(A)	3 Month TELBOR(2)(Q)	—	(172,363)	(172,363)
JPY	150,000	05/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(3)	368	371
JPY	300,000	05/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(7)	735	742
JPY	150,000	05/02/22	0.000%(A)	1 Day TONAR(1)(A)	278	(203)	(481)
JPY	300,000	05/02/22	0.000%(A)	1 Day TONAR(1)(A)	555	(407)	(962)
JPY	180,000	05/05/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(5)	439	444
JPY	180,000	05/05/22	0.000%(A)	1 Day TONAR(1)(A)	275	(315)	(590)
JPY	215,000	05/06/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(7)	523	530
JPY	2,100,000	05/06/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(68)	5,105	5,173
JPY	215,000	05/06/22	0.000%(A)	1 Day TONAR(1)(A)	56	(132)	(188)
JPY	2,100,000	05/06/22	0.000%(T)	1 Day TONAR(1)(T)	550	(1,285)	(1,835)
JPY	350,000	05/07/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(12)	860	872
JPY	350,000	05/07/22	0.000%(A)	1 Day TONAR(1)(A)	89	(205)	(294)
JPY	94,310	05/08/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(3)	238	241

See Notes to Financial Statements.

PGIM Global Total Return Fund    101

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	94,310	05/08/22	0.000%(A)	1 Day TONAR(1)(A)	$27	$(61)	$(88)
JPY	166,000	05/09/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(6)	417	423
JPY	166,000	05/09/22	0.000%(A)	1 Day TONAR(1)(A)	47	(105)	(152)
JPY	1,800,000	05/12/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(60)	3,702	3,762
JPY	1,800,000	05/12/22	0.000%(A)	1 Day TONAR(1)(A)	2,698	(3,016)	(5,714)
JPY	1,000,000	05/14/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(34)	2,080	2,114
JPY	1,000,000	05/14/22	0.000%(T)	1 Day TONAR(1)(T)	194	(506)	(700)
JPY	200,000	05/15/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(7)	412	419
JPY	200,000	05/15/22	0.000%(A)	1 Day TONAR(1)(A)	43	(105)	(148)
JPY	65,000	05/16/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(3)	136	139
JPY	65,000	05/16/22	0.000%(A)	1 Day TONAR(1)(A)	14	(33)	(47)
JPY	1,200,000	05/19/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(41)	2,530	2,571
JPY	1,200,000	05/19/22	0.000%(A)	1 Day TONAR(1)(A)	220	(563)	(783)
JPY	560,000	05/24/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(16)	1,166	1,182
JPY	560,000	05/24/22	0.000%(A)	1 Day TONAR(1)(A)	818	(865)	(1,683)
JPY	110,000	05/27/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(2)	219	221
JPY	480,000	05/27/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(11)	954	965
JPY	480,000	05/27/22	0.000%(A)	1 Day TONAR(1)(A)	695	(727)	(1,422)
JPY	110,000	05/27/22	0.000%(A)	1 Day TONAR(1)(A)	9	(41)	(50)
JPY	1,300,000	05/29/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(25)	2,626	2,651
JPY	1,300,000	05/29/22	0.000%(A)	1 Day TONAR(1)(A)	113	(392)	(505)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	150,000	06/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	$(2)	$298	$300
JPY	5,000,000	06/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(64)	9,915	9,979
JPY	150,000	06/02/22	0.000%(A)	1 Day TONAR(1)(A)	8	(37)	(45)
JPY	5,000,000	06/02/22	0.000%(T)	1 Day TONAR(1)(T)	258	(1,229)	(1,487)
JPY	70,000	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	138	138
JPY	3,399,385	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(35)	6,688	6,723
JPY	70,000	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	98	(99)	(197)
JPY	3,399,385	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	4,759	(4,817)	(9,576)
JPY	350,000	06/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(3)	689	692
JPY	350,000	06/04/22	0.000%(A)	1 Day TONAR(1)(A)	486	(486)	(972)
JPY	140,000	06/07/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	281	281
JPY	140,000	06/07/22	0.000%(A)	1 Day TONAR(1)(A)	191	(190)	(381)
JPY	400,000	06/14/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(283)	804	1,087
JPY	400,000	06/14/22	0.000%(A)	1 Day TONAR(1)(A)	530	(509)	(1,039)
JPY	1,000,000	06/16/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(695)	2,103	2,798
JPY	1,000,000	06/16/22	0.000%(A)	1 Day TONAR(1)(A)	1,319	(1,254)	(2,573)
JPY	80,000	06/19/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(55)	174	229
JPY	80,000	06/19/22	0.000%(A)	1 Day TONAR(1)(A)	116	(64)	(180)
JPY	3,276,010	06/20/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(2,268)	6,217	8,485
JPY	3,276,010	06/20/22	0.000%(A)	1 Day TONAR(1)(A)	4,707	(2,616)	(7,323)
JPY	82,000	06/21/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(58)	159	217

See Notes to Financial Statements.

PGIM Global Total Return Fund    103

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	82,000	06/21/22	0.000%(A)	1 Day TONAR(1)(A)	$105	$(98)	$(203)
JPY	150,000	06/22/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(104)	267	371
JPY	150,000	06/22/22	0.000%(A)	1 Day TONAR(1)(A)	192	(176)	(368)
JPY	125,000	06/30/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(100)	219	319
JPY	125,000	06/30/22	0.000%(A)	1 Day TONAR(1)(A)	153	(134)	(287)
JPY	300,000	07/02/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(241)	511	752
JPY	300,000	07/02/22	0.000%(A)	1 Day TONAR(1)(A)	362	(305)	(667)
JPY	105,000	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(85)	12	97
JPY	900,000	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(727)	108	835
JPY	2,000,000	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(1,615)	241	1,856
JPY	105,000	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	138	(68)	(206)
JPY	900,000	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	1,187	(580)	(1,767)
JPY	2,000,000	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	2,637	(1,290)	(3,927)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)	(12,001)	487	12,488
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)	799	(28,717)	(29,516)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)	19	(399,851)	(399,870)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)	40	(287,033)	(287,073)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)	3,929	(179,040)	(182,969)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)	57	(167,594)	(167,651)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	73	(256,799)	(256,872)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)	(4,144)	69,659	73,803

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)	$(1,804)	$(320,241)	$(318,437)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)	(954)	26,282	27,236
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)	(2,654)	43,019	45,673
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)	(2,280)	41,289	43,569
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)	(4,221)	84,559	88,780
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)	(10,780)	276,028	286,808
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)	(215)	(60,151)	(59,936)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)	(911)	(10,661)	(9,750)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)	(509)	(4,867)	(4,358)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)	(234)	(35,592)	(35,358)
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)	49	(192,119)	(192,168)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)	(1,350)	(34,193)	(32,843)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)	(556)	(18,170)	(17,614)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)	(721)	(8,336)	(7,615)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)	(1,022)	(12,060)	(11,038)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)	(1,092)	(38,068)	(36,976)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)	(1,327)	6,906	8,233
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)	(1,058)	6,364	7,422
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)	(28)	(389,866)	(389,838)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)	(3)	(265,684)	(265,681)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)	—	2,091	2,091

See Notes to Financial Statements.

PGIM Global Total Return Fund    105

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)	$(555)	$448	$1,003
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)	—	231,201	231,201
JPY	180,000	11/05/34	1.293%(S)	1 Day TONAR(2)(S)	(1,721)	137,832	139,553
JPY	70,000	12/03/34	1.265%(S)	1 Day TONAR(2)(S)	(81)	51,303	51,384
JPY	260,000	01/07/35	1.108%(S)	1 Day TONAR(2)(S)	(10,074)	148,433	158,507
JPY	50,000	01/22/35	0.950%(S)	1 Day TONAR(2)(S)	(1,492)	20,652	22,144
JPY	120,000	02/12/35	1.161%(S)	1 Day TONAR(2)(S)	(3,729)	73,971	77,700
JPY	320,000	02/24/35	1.200%(S)	1 Day TONAR(2)(S)	(9,230)	208,684	217,914
JPY	160,000	03/03/35	1.153%(S)	1 Day TONAR(2)(S)	(4,004)	96,645	100,649
JPY	350,000	05/07/35	0.073%(S)	1 Day TONAR(2)(S)	(119)	(163,875)	(163,756)
JPY	90,000	02/04/36	0.816%(S)	1 Day TONAR(2)(S)	(2,082)	23,795	25,877
JPY	65,000	05/16/36	0.446%(S)	1 Day TONAR(2)(S)	(137)	(8,518)	(8,381)
JPY	110,000	05/27/36	0.460%(S)	1 Day TONAR(2)(S)	(112)	(13,014)	(12,902)
JPY	60,000	07/22/36	0.240%(S)	1 Day TONAR(2)(S)	(413)	(22,193)	(21,780)
JPY	300,000	10/04/36	0.363%(S)	1 Day TONAR(2)(S)	(1,527)	(75,445)	(73,918)
JPY	150,000	11/02/36	0.423%(S)	1 Day TONAR(2)(S)	(499)	(26,485)	(25,986)
JPY	400,000	12/14/36	0.723%(S)	1 Day TONAR(2)(S)	(11,511)	60,928	72,439
JPY	150,000	12/22/36	0.641%(S)	1 Day TONAR(2)(S)	(3,639)	8,821	12,460
JPY	250,000	01/06/37	0.675%(S)	1 Day TONAR(2)(S)	(5,871)	23,522	29,393
JPY	275,500	02/15/37	0.729%(S)	1 Day TONAR(2)(S)	(5,211)	40,254	45,465
JPY	130,000	02/23/37	0.748%(S)	1 Day TONAR(2)(S)	(2,334)	21,587	23,921

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	100,000	03/02/37	0.686%(S)	1 Day TONAR(2)(S)	$(1,485)	$9,504	$10,989
JPY	273,000	03/09/37	0.701%(S)	1 Day TONAR(2)(S)	(3,850)	30,156	34,006
JPY	200,000	03/29/37	0.684%(S)	1 Day TONAR(2)(S)	(2,141)	17,357	19,498
JPY	94,310	05/08/37	0.623%(S)	1 Day TONAR(2)(S)	(390)	2,974	3,364
JPY	200,000	05/15/37	0.688%(S)	1 Day TONAR(2)(S)	(694)	21,243	21,937
JPY	150,000	06/02/37	0.640%(S)	1 Day TONAR(2)(S)	(110)	6,994	7,104
JPY	80,000	06/19/37	0.625%(S)	1 Day TONAR(2)(S)	(1,937)	2,052	3,989
JPY	82,000	06/21/37	0.628%(S)	1 Day TONAR(2)(S)	(1,959)	2,292	4,251
JPY	125,000	06/30/37	0.629%(S)	1 Day TONAR(2)(S)	(2,834)	3,432	6,266
JPY	105,000	07/04/37	0.659%(S)	1 Day TONAR(2)(S)	(2,450)	6,479	8,929
JPY	285,000	07/26/37	0.676%(S)	1 Day TONAR(2)(S)	(5,831)	21,877	27,708
JPY	117,300	08/02/37	0.683%(S)	1 Day TONAR(2)(S)	(2,297)	9,782	12,079
JPY	160,000	08/09/37	0.679%(S)	1 Day TONAR(2)(S)	(2,941)	12,313	15,254
JPY	500,000	09/04/37	0.663%(S)	1 Day TONAR(2)(S)	(7,072)	26,581	33,653
JPY	175,000	09/27/37	0.670%(S)	1 Day TONAR(2)(S)	(1,887)	9,932	11,819
JPY	300,000	11/02/37	0.734%(S)	1 Day TONAR(2)(S)	(1,770)	44,909	46,679
JPY	350,000	12/04/37	0.730%(S)	1 Day TONAR(2)(S)	(175)	48,362	48,537
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)	(24,247)	146,857	171,104
JPY	224,000	01/11/38	0.831%(S)	1 Day TONAR(2)(S)	(6,350)	56,198	62,548
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)	(8,332)	19,903	28,235
JPY	1,000,000	04/04/38	0.681%(S)	1 Day TONAR(2)(S)	(9,910)	52,538	62,448

See Notes to Financial Statements.

PGIM Global Total Return Fund    107

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)	$(6,229)	$14,531	$20,760
JPY	1,815,000	04/18/38	0.675%(S)	1 Day TONAR(2)(S)	(13,980)	77,609	91,589
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)	(13,366)	133,790	147,156
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)	(1,336)	(131,733)	(130,397)
JPY	480,000	11/27/39	0.258%(S)	1 Day TONAR(2)(S)	(265)	(264,056)	(263,791)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)	(579)	(25,417)	(24,838)
JPY	1,200,000	01/08/40	0.230%(S)	1 Day TONAR(2)(S)	(8,744)	(715,433)	(706,689)
JPY	1,500,000	01/08/40	0.250%(S)	1 Day TONAR(2)(S)	(12,007)	(854,159)	(842,152)
JPY	745,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)	(4,198)	(456,229)	(452,031)
JPY	800,000	03/25/40	0.171%(S)	1 Day TONAR(2)(S)	(2,026)	(553,791)	(551,765)
JPY	1,000,000	05/14/41	0.383%(S)	1 Day TONAR(2)(S)	(1,956)	(461,037)	(459,081)
JPY	8,165,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)	4,853,237	4,514,342	(338,895)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)	(885)	19,671	20,556
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)	(6,599)	(1,610,765)	(1,604,166)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)	(4,896)	(425,326)	(420,430)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)	(734)	(48,334)	(47,600)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)	(364)	5,176	5,540
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)	(1,511)	66,935	68,446
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)	(164)	(678,555)	(678,391)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)	(3,746)	(538,652)	(534,906)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)	(12,888)	(1,081,187)	(1,068,299)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)	$(15,324)	$(995,218)	$(979,894)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)	(13,239)	(1,206,543)	(1,193,304)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)	(18)	(1,070,348)	(1,070,330)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	529,643	(905,149)	(1,434,792)
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	9	(283,765)	(283,774)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)	18	(1,030,421)	(1,030,439)
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	2	(271,277)	(271,279)
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(41)	(1,171,788)	(1,171,747)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)	—	(532,349)	(532,349)
KRW	21,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(1,842,378)	(1,842,378)
MXN	391,310	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(715)	(1,988,379)	(1,987,664)
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(121,316)	(121,316)
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	67,054	(565,993)	(633,047)
MXN	271,000	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(124)	(2,555,491)	(2,555,367)
MXN	110,000	11/29/30	5.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(1,131,743)	(1,131,743)

See Notes to Financial Statements.

PGIM Global Total Return Fund    109

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	15,290	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	$(22)	$(168,287)	$(168,265)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	(190,576)	(190,576)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	(395,946)	(395,946)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	1,975	1,975
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(18,782)	(9,546)	9,236
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	11,403	32,380	20,977
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	978	(7,869)	(8,847)
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	(6,312)	(6,312)
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	45,676	(27,973)	(73,649)
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	(123,591)	(123,591)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	(192,575)	(192,575)
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	(786,113)	(786,113)
NZD	9,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	(1,049,331)	(1,049,331)
NZD	51,390	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	698,655	(4,477,053)	(5,175,708)
PLN	104,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)	—	(6,807,623)	(6,807,623)
SEK	100,000	04/13/31	0.763%(A)	3 Month STIBOR(2)(Q)	—	(1,278,563)	(1,278,563)
SGD	17,215	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	111,409	(1,529,319)	(1,640,728)
THB	173,600	04/28/30	1.020%(S)	6 Month THBFIX(2)(S)	—	(597,121)	(597,121)
THB	72,900	06/25/30	0.990%(S)	6 Month THBFIX(2)(S)	—	(256,480)	(256,480)
THB	200,200	07/03/30	1.028%(S)	6 Month THBFIX(2)(S)	—	(692,139)	(692,139)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	115,500	08/17/31	1.320%(S)	6 Month THBFIX(2)(S)	$—	$(387,712)	$(387,712)
	187,500	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	154,832	299,580	144,748
	219,110	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	1,862,589	1,862,589
	135,215	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	5,156,219	5,156,219
	199,767	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	7,711,108	7,711,108
	48,592	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	3,999,368	3,999,368
	4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	98,645	98,645
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(1,115,709)	(1,115,709)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	8	67,292	67,284
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(106)	44,460	44,566
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	35	190,352	190,317
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	26,389	26,389
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(895)	(4,180)	(3,285)
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	497	231,449	230,952
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	149,677	149,677
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(173)	(41,269)	(41,096)
ZAR	140,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	(226,112)	(226,112)
ZAR	30,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(171)	(11,885)	(11,714)
ZAR	344,070	03/26/30	9.200%(Q)	3 Month JIBAR(2)(Q)	(5,915)	1,441,582	1,447,497
ZAR	56,000	05/06/30	7.650%(Q)	3 Month JIBAR(2)(Q)	(385)	(85,940)	(85,555)
ZAR	112,000	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(1,101)	(549,833)	(548,732)

See Notes to Financial Statements.

PGIM Global Total Return Fund    111

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	300,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	$(98,103)	$(1,581,967)	$(1,483,864)
ZAR	126,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(4,163)	(310,755)	(306,592)
ZAR	208,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(5,261)	(575,616)	(570,355)
ZAR	213,000	04/09/31	7.470%(Q)	3 Month JIBAR(2)(Q)	(5,452)	(729,581)	(724,129)
ZAR	185,220	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(1,284)	(551,306)	(550,022)

					$10,352,543	$(117,830,220)	$(128,182,763)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$38,832	$3	$38,829	Citibank, N.A.
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,242	—	1,242	Standard Chartered Bank
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	20,850	—	20,850	Standard Chartered Bank
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	(81,485)	—	(81,485)	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	(173,595)	—	(173,595)	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	(390,132)	—	(390,132)	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(162,233)	—	(162,233)	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(198,909)	. —	(198,909)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	$(162,605)	$—	$(162,605)	Morgan Stanley & Co. International PLC
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	(280,921)	—	(280,921)	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	21,034	—	21,034	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	24,015	—	24,015	Citibank, N.A.
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	72,888	—	72,888	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	(14,002)	—	(14,002)	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	(5,211)	—	(5,211)	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	(14,196)	—	(14,196)	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	(3,061)	—	(3,061)	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	1,946	—	1,946	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	561	—	561	Citibank, N.A.
ILS	37,240	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(930,779)	—	(930,779)	Goldman Sachs International
ILS	22,800	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	(556,148)	—	(556,148)	Morgan Stanley & Co. International PLC
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	(27,440)	—	(27,440)	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	64,518	—	64,518	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	(58,733)	—	(58,733)	HSBC Bank PLC
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	(168,967)	(2,438)	(166,529)	Citibank, N.A.
ILS	5,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	(135,977)	—	(135,977)	Goldman Sachs International
ILS	19,790	12/09/29	0.813%(A)	3 Month TELBOR(2)(Q)	(594,763)	—	(594,763)	Goldman Sachs International
ILS	31,310	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(1,094,951)	(233)	(1,094,718)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund    113

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
ILS	25,300	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	$(776,103)	$—	$(776,103)	Goldman Sachs International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	33,178	—	33,178	HSBC Bank PLC
KRW	655,000	10/07/22	1.765%(Q)	3 Month KWCDC(2)(Q)	(40)	—	(40)	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	(6,156)	(53)	(6,103)	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)	(8,460)	—	(8,460)	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)	(77,193)	(7)	(77,186)	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)	(88,319)	—	(88,319)	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)	(94,982)	—	(94,982)	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)	(35,496)	—	(35,496)	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	44,198	—	44,198	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	6,296	—	6,296	Citibank, N.A.
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	(209,804)	(339)	(209,465)	Morgan Stanley & Co. International PLC
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(465,551)	(677)	(464,874)	HSBC Bank PLC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	(24,213)	(6)	(24,207)	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	(144,112)	18	(144,130)	Morgan Stanley & Co. International PLC
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	(279,375)	9	(279,384)	Morgan Stanley & Co. International PLC
THB	120,000	08/23/23	1.920%(S)	6 Month THBFIX(2)(S)	45,092	—	45,092	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
THB	60,000	07/04/24	1.590%(S)	6 Month THBFIX(2)(S)	$3,887	$—	$3,887	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month THBFIX(2)(S)	24,941	—	24,941	Citibank, N.A.
THB	173,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(151,183)	16	(151,199)	HSBC Bank PLC
THB	23,000	05/29/30	1.000%(S)	6 Month THBFIX(2)(S)	(79,072)	—	(79,072)	Goldman Sachs International
	3,000	01/26/32	—(3)	—(3)	5,910	—	5,910	Citibank, N.A.
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(248,085)	—	(248,085)	Citibank, N.A.
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(424,974)	—	(424,974)	Citibank, N.A.
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	300,135	—	300,135	Citibank, N.A.
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	517,919	—	517,919	Citibank, N.A.

					$(6,939,784)	$(3,707)	$(6,936,077)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Week MUNIPSA quarterly and receives the floating rate of 1 Day SOFR quarterly.

Total return swap agreements outstanding at April 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bonds(T)	1 Day USOIS +5.00 bps(T)	Goldman Sachs International	5/03/22	27,846	$(4,125,229)	$—	$(4,125,229)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Global Total Return Fund    115

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$81,843,102	$(62,749,072)	$41,033,009	$(62,290,930)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$59,887,654
J.P. Morgan Securities LLC	—	14,101,416

Total	$—	$73,989,070

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$1,775,730	$—
Cayman Islands	—	112,948,467	—
Ireland	—	197,878,746	—
Spain	—	4,186,613	4,394
United Kingdom	—	15,987,977	—
United States	—	80,228,744	—
Bank Loans
Germany	—	3,421,809	—
United Kingdom	—	35,664,478	20,213,509
United States	—	2,286,859	—
Commercial Mortgage-Backed Securities
Canada	—	1,551,402	—
Ireland	—	26,423,339	—
United Kingdom	—	628,685	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Commercial Mortgage-Backed Securities (continued)
United States	$—	$337,391,976	$—
Corporate Bonds
Australia	—	3,485,165	—
Belgium	—	11,327,452	—
Brazil	—	36,692,418	—
Bulgaria	—	12,379,383	—
Canada	—	41,553,431	—
China	—	39,370,564	—
Denmark	—	14,436,125	—
France	—	129,052,560	—
Germany	—	29,590,586	—
Hong Kong	—	10,889,868	—
Hungary	—	4,414,093	—
Iceland	—	5,196,052	—
India	—	16,971,466	—
Indonesia	—	12,546,570	—
Israel	—	24,465,738	—
Italy	—	13,109,031	—
Jamaica	—	9,914,051	—
Japan	—	18,199,022	—
Kazakhstan	—	14,414,935	—
Luxembourg	—	10,444,885	400,197
Malaysia	—	854,023	—
Malta	—	3,602,759	—
Mexico	—	53,006,715	—
Netherlands	—	42,151,010	—
Norway	—	2,570,670	—
Peru	—	1,014,135	—
Philippines	—	4,223,784	—
Poland	—	6,077,041	—
Portugal	—	34,957,721	—
Qatar	—	1,767,671	—
Russia	—	20,450,905	—
Singapore	—	6,403,253	—
South Africa	—	13,959,722	—
South Korea	—	27,753,030	—
Spain	—	35,388,232	—
Supranational Bank	—	54,020,721	—
Switzerland	—	36,965,585	—
Ukraine	—	324,925	—
United Arab Emirates	—	47,664,229	—
United Kingdom	—	164,229,952	—
United States	—	935,705,005	25,072,599
Municipal Bond
Puerto Rico	—	5,822,041	—

See Notes to Financial Statements.

PGIM Global Total Return Fund    117

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Residential Mortgage-Backed Securities
Bermuda	$—	$58,788,328	$—
Ireland	—	6,942,019	—
United Kingdom	—	11,545,421	—
United States	—	174,028,328	8,515,160
Sovereign Bonds
Albania	—	2,069,352	—
Andorra	—	376,938	—
Argentina	—	2,659,113	—
Australia	—	1,160,641	—
Austria	—	1,992,500	—
Belgium	—	59,632	—
Brazil	—	45,170,582	—
Bulgaria	—	11,381,757	—
Canada	—	12,872,365	—
Chile	—	4,461,156	—
China	—	78,010,246	—
Colombia	—	63,149,412	—
Croatia	—	13,411,890	—
Cyprus	—	46,280,368	—
Denmark	—	3,670,131	—
Egypt	—	2,429,106	—
Estonia	—	93,177	—
Finland	—	1,436,715	—
France	—	23,678,597	—
Germany	—	21,911	—
Greece	—	101,429,336	—
Guernsey	—	8,031,520	—
Hong Kong	—	875,838	—
Hungary	—	13,046,121	—
Iceland	—	5,795,512	—
India	—	19,602,485	—
Indonesia	—	67,452,239	—
Ireland	—	83,581	—
Israel	—	7,227,099	—
Italy	—	184,548,994	—
Japan	—	25,662,679	—
Kazakhstan	—	18,785,410	—
Latvia	—	89,654	—
Lithuania	—	309,708	—
Luxembourg	—	89,437	—
Macedonia	—	1,081,262	—
Malaysia	—	3,923,738	—
Mexico	—	50,692,034	—
Montenegro	—	743,440	—
Netherlands	—	72,815	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
New Zealand	$—	$5,651,978	$—
Norway	—	997,353	—
Panama	—	20,005,555	—
Peru	—	56,415,876	—
Philippines	—	62,766,925	—
Poland	—	953,493	—
Portugal	—	63,324,620	—
Romania	—	17,910,106	—
Russia	—	11,397,849	—
San Marino	—	499,690	—
Saudi Arabia	—	13,078,993	—
Serbia	—	34,241,971	—
Singapore	—	353,151	—
Slovakia	—	83,003	—
Slovenia	—	90,019	—
South Africa	—	6,244,852	—
South Korea	—	4,496,835	—
Spain	—	125,672,342	—
Sweden	—	1,387,389	—
Thailand	—	1,404,226	—
Tunisia	—	364,654	—
Turkey	—	6,217,766	—
Ukraine	—	17,488,200	—
United Arab Emirates	—	16,940,457	—
United Kingdom	—	46,292,052	—
Uruguay	—	2,404,098	—
U.S. Government Agency Obligations	—	49,541,093	—
U.S. Treasury Obligations	—	9,419,395	—
Common Stocks	17,873,618	99,408	—
Preferred Stock	108,440	—	—
Short-Term Investments
Affiliated Mutual Fund	89,127,486	—	—
Options Purchased	—	3,028,948	—

Total	$107,109,544	$4,431,746,233	$54,205,859

Liabilities
Options Written	$—	$(3,529,883)	$(30,841)

Other Financial Instruments*
Assets
Futures Contracts	$46,841,192	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	36,821,971	—
OTC Cross Currency Exchange Contracts	—	4,296,220	—
OTC Packaged Credit Default Swap Agreements	—	25,234,590	—

See Notes to Financial Statements.

PGIM Global Total Return Fund    119

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreements	$—	$88,363,917	$36,678
OTC Currency Swap Agreements	—	491,221	—
Centrally Cleared Inflation Swap Agreement	—	657,688	—
Centrally Cleared Interest Rate Swap Agreements	—	43,510,266	—
OTC Interest Rate Swap Agreements	—	1,227,442	—

Total	$46,841,192	$200,603,315	$36,678

Liabilities
Futures Contracts	$(73,743,314)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(42,991,342)	—
OTC Cross Currency Exchange Contracts	—	(4,719,145)	—
OTC Packaged Credit Default Swap Agreements	—	(25,024,942)	—
Centrally Cleared Credit Default Swap Agreement	—	(155,212)	—
OTC Credit Default Swap Agreements	—	(80,089,907)	(1,713)
OTC Currency Swap Agreement	—	(108,722)	—
Centrally Cleared Inflation Swap Agreement	—	(1,295,544)	—
Centrally Cleared Interest Rate Swap Agreements	—	(171,693,029)	—
OTC Interest Rate Swap Agreements	—	(8,167,226)	—
OTC Total Return Swap Agreement	—	(4,125,229)	—

Total	$(73,743,314)	$(338,370,298)	$(1,713)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Security- Spain	Bank Loans	Commercial Mortgage-Backed Security	Corporate Bonds
Balance as of 10/31/21	$—	$21,999,441	$17,250,000	$6,000,000
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	4,393	(1,804,376)	—	(2,066,142)
Purchases/Exchanges/Issuances	1	—	—	586,312
Sales/Paydowns	—	—	—	(6,000,000)
Accrued discount/premium	—	18,444	—	(112,910)
Transfers into Level 3*	—	—	—	27,065,536
Transfers out of Level 3*	—	—	(17,250,000)	—

Balance as of 04/30/22	$4,394	$20,213,509	$—	$25,472,796

See Notes to Financial Statements.

	Asset-Backed Security- Spain	Bank Loans	Commercial Mortgage-Backed Security	Corporate Bonds
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$4,393	$(1,804,376)	$—	$(2,066,142)

	Residential Mortgage-Backed Securities	Common Stock	Options Written	OTC Credit Default Swap Agreements
Balance as of 10/31/21	$65,160,769	$—	$(45,343)	$6,880
Realized gain (loss)	—	—	—	6,765
Change in unrealized appreciation (depreciation)	—	—	14,502	44,996
Purchases/Exchanges/Issuances	—	—	—	—
Sales/Paydowns	(5,545,609)	—	—	(23,676)
Accrued discount/premium	—	—	—	—
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	(51,100,000)	—	—	—

Balance as of 04/30/22	$8,515,160	$—	$(30,841)	$34,965

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$14,502	$44,996

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs

Asset-Backed Security-Spain	$4,394	Market	Pro Rate Distribution	Estimated Distribution

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2022, the aggregate value of these securities and/or derivatives was $54,205,589. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Sovereign Bonds	29.6%
Banks	13.9
Commercial Mortgage-Backed Securities	8.1
Collateralized Loan Obligations	6.8

Residential Mortgage-Backed Securities	5.9%
Electric	3.7
Oil & Gas	3.2
Telecommunications	2.1

See Notes to Financial Statements.

PGIM Global Total Return Fund    121

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Industry Classification (continued):

Diversified Financial Services	2.0%
Affiliated Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	2.0
Real Estate Investment Trusts (REITs)	1.9
Foods	1.7
Retail	1.7
Media	1.6
Transportation	1.5
Commercial Services	1.3
Multi-National	1.2
U.S. Government Agency Obligations	1.1
Pipelines	0.9
Insurance	0.8
Entertainment	0.7
Auto Manufacturers	0.6
Student Loans	0.6
Home Builders	0.5
Pharmaceuticals	0.5
Chemicals	0.5
Automobiles	0.5
Healthcare-Services	0.4
Packaging & Containers	0.4
Internet	0.4
Oil, Gas & Consumable Fuels	0.4
Consumer Loans	0.4
Healthcare-Products	0.4
Credit Cards	0.3
Semiconductors	0.3
Other	0.3
Aerospace & Defense	0.3
Software	0.3
Beverages	0.2

Engineering & Construction	0.2%
Agriculture	0.2
U.S. Treasury Obligations	0.2
Lodging	0.2
Machinery-Diversified	0.2
Mining	0.2
Real Estate	0.2
Office/Business Equipment	0.2
Auto Parts & Equipment	0.2
Gas	0.2
Municipal Bond	0.1
Airlines	0.1
Building Materials	0.1
Options Purchased	0.1
Electronics	0.1
Home Equity Loans	0.0	*
Oil & Gas Services	0.0	*
Housewares	0.0	*
Household Products/Wares	0.0	*
Holding Companies-Diversified	0.0	*
Gas Utilities	0.0	*
Investment Companies	0.0	*
Forest Products & Paper	0.0	*

	101.5
Options Written	(0.1)
Liabilities in excess of other assets	(1.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$155,212	*
Credit contracts	Premiums paid for OTC swap agreements	81,843,056		Premiums received for OTC swap agreements	62,745,319
Credit contracts	—	—		Options written outstanding, at value	71,236
Credit contracts	Unrealized appreciation on OTC swap agreements	39,314,349		Unrealized depreciation on OTC swap agreements	49,893,463
Foreign exchange contracts	Due from/to broker-variation margin futures	1,951,776	*	Due from/to broker-variation margin futures	25,539,355	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	4,296,220		Unrealized depreciation on OTC cross currency exchange contracts	4,719,145
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	36,821,971		Unrealized depreciation on OTC forward foreign currency exchange contracts	42,991,342
Interest rate contracts	Due from/to broker-variation margin futures	44,889,416	*	Due from/to broker-variation margin futures	48,203,959	*
Interest rate contracts	Due from/to broker-variation margin swaps	44,167,954	*	Due from/to broker-variation margin swaps	172,988,573	*
Interest rate contracts	Premiums paid for OTC swap agreements	46		Premiums received for OTC swap agreements	3,753
Interest rate contracts	Unaffiliated investments	3,028,948		Options written outstanding, at value	3,489,488
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,718,660		Unrealized depreciation on OTC swap agreements	12,397,467

		$258,032,396			$423,198,312

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Global Total Return Fund    123

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(568,228)	$1,749,218	$—	$—	$(3,941,877)
Foreign exchange contracts	(33,166,815)	37,217,286	(6,368,636)	14,316,899	—
Interest rate contracts	—	—	(51,552,292)	—	(41,967,132)

Total	$(33,735,043)	$38,966,504	$(57,920,928)	$14,316,899	$(45,909,009)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$57,108	$(20,211)	$—	$—	$(19,898,204)
Foreign exchange contracts	32,980,640	(37,031,110)	(17,136,324)	(7,760,421)	—
Interest rate contracts	1,983,456	(2,168,607)	(8,133,175)	—	(86,533,803)

Total	$35,021,204	$(39,219,928)	$(25,269,499)	$(7,760,421)	$(106,432,007)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 18,591,145
Options Written (2)	981,046,167
Futures Contracts - Long Positions (2)	1,322,533,923
Futures Contracts - Short Positions (2)	2,571,841,156
Forward Foreign Currency Exchange Contracts - Purchased (3)	986,907,918
Forward Foreign Currency Exchange Contracts - Sold (3)	1,004,475,318
Cross Currency Exchange Contracts (4)	52,056,330
Interest Rate Swap Agreements (2)	4,996,933,646
Credit Default Swap Agreements - Buy Protection (2)	224,335,249
Credit Default Swap Agreements - Sell Protection (2)	951,897,006
Currency Swap Agreements (2)	12,496,875
Total Return Swap Agreements (2)	18,564,000

See Notes to Financial Statements.

Derivative Contract Type	Average Volume of Derivative Activities*

Inflation Swap Agreements (2)	$ 79,154,400

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$84,112,107	$(84,112,107)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$8,885,022	$(6,549,600)	$2,335,422	$(1,184,684)	$1,150,738
Barclays Bank PLC	18,067,112	(16,897,268)	1,169,844	(1,169,844)	—
BNP Paribas S.A.	2,313,971	(1,968,006)	345,965	(345,965)	—
Citibank, N.A.	14,359,016	(13,798,414)	560,602	(261,459)	299,143
Credit Suisse International	839,119	(167,975)	671,144	(620,000)	51,144
Deutsche Bank AG	13,311,455	(11,496,604)	1,814,851	(1,814,851)	—
Goldman Sachs International	15,563,010	(26,854,937)	(11,291,927)	11,291,927	—
HSBC Bank PLC	46,871,477	(52,488,218)	(5,616,741)	5,616,741	—
JPMorgan Chase Bank, N.A.	3,591,830	(4,363,080)	(771,250)	—	(771,250)
Morgan Stanley & Co. International PLC	29,086,155	(41,427,137)	(12,340,982)	12,340,982	—

See Notes to Financial Statements.

PGIM Global Total Return Fund    125

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Standard Chartered Bank	$2,886,797	$(110,475)	$2,776,322	$(2,776,322)	$—
The Toronto-Dominion Bank	11,248,286	(189,499)	11,058,787	(11,058,787)	—

	$167,023,250	$(176,311,213)	$(9,287,963)	$10,017,738	$729,775

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets

Investments at value, including securities on loan of $84,112,107:
Unaffiliated investments (cost $5,192,774,260)	$4,503,934,150
Affiliated investments (cost $89,110,671)	89,127,486
Foreign currency, at value (cost $7,569,307)	7,564,175
Cash segregated for counterparty - OTC	24,207,000
Premiums paid for OTC swap agreements	81,843,102
Dividends and interest receivable	47,831,753
Unrealized appreciation on OTC swap agreements	41,033,009
Unrealized appreciation on OTC forward foreign currency exchange contracts	36,821,971
Receivable for Fund shares sold	13,580,136
Receivable for investments sold	4,886,338
Unrealized appreciation on OTC cross currency exchange contracts	4,296,220
Due from broker—variation margin futures	3,086,504
Tax reclaim receivable	24,785
Prepaid expenses and other assets	1,161,644

Total Assets	4,859,398,273

Liabilities

Payable to broker for collateral for securities on loan	89,082,911
Premiums received for OTC swap agreements	62,749,072
Unrealized depreciation on OTC swap agreements	62,290,930
Unrealized depreciation on OTC forward foreign currency exchange contracts	42,991,342
Payable for Fund shares purchased	37,655,474
Payable for investments purchased	12,084,696
Payable to custodian	5,607,103
Loan payable	5,266,000
Unrealized depreciation on OTC cross currency exchange contracts	4,719,145
Due to broker—variation margin swaps	4,650,970
Options written outstanding, at value (premiums received $1,283,236)	3,560,724
Management fee payable	1,801,014
Accrued expenses and other liabilities	1,078,171
Dividends payable	732,847
Distribution fee payable	78,867
Affiliated transfer agent fee payable	41,847

Total Liabilities	334,391,113

Net Assets	$4,525,007,160

Net assets were comprised of:
Common stock, at par	$8,256,876
Paid-in capital in excess of par	5,772,272,060
Total distributable earnings (loss)	(1,255,521,776)

Net assets, April 30, 2022	$4,525,007,160

See Notes to Financial Statements.

PGIM Global Total Return Fund    127

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Class A
Net asset value and redemption price per share,
($246,627,899 ÷ 45,378,923 shares of common stock issued and outstanding)	$5.43
Maximum sales charge (3.25% of offering price)	0.18

Maximum offering price to public	$5.61

Class C
Net asset value, offering price and redemption price per share,
($27,438,724 ÷ 5,058,589 shares of common stock issued and outstanding)	$5.42

Class Z
Net asset value, offering price and redemption price per share,
($1,953,747,305 ÷ 357,532,663 shares of common stock issued and outstanding)	$5.46

Class R2
Net asset value, offering price and redemption price per share,
($6,106,238 ÷ 1,109,898 shares of common stock issued and outstanding)	$5.50

Class R4
Net asset value, offering price and redemption price per share,
($13,717,631 ÷ 2,491,192 shares of common stock issued and outstanding)	$5.51

Class R6
Net asset value, offering price and redemption price per share,
($2,277,369,363 ÷ 414,116,286 shares of common stock issued and outstanding)	$5.50

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income (net of $48,494 foreign withholding tax)	$75,924,408
Unaffiliated dividend income	469,925
Income from securities lending, net (including affiliated income of $37,605)	92,630
Affiliated dividend income	4,656

Total income	76,491,619

Expenses
Management fee	13,481,665
Distribution fee(a)	561,870
Shareholder servicing fees (including affiliated expense of $39)(a)	10,984
Transfer agent’s fees and expenses (including affiliated expense of $109,128)(a)	2,164,195
Custodian and accounting fees	314,958
Registration fees(a)	180,117
Shareholders’ reports	151,306
Directors’ fees	33,476
Audit fee	33,373
SEC registration fees	31,283
Legal fees and expenses	22,835
Miscellaneous	56,410

Total expenses	17,042,472
Less: Fee waiver and/or expense reimbursement(a)	(574,562)

Net expenses	16,467,910

Net investment income (loss)	60,023,709

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(17,314))	(35,969,878)
Futures transactions	(57,920,928)
Forward and cross currency contract transactions	14,316,899
Options written transactions	38,966,504
Swap agreement transactions	(45,909,009)
Foreign currency transactions	(13,006,734)

(99,523,146)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $415)	(746,490,535)
Futures	(25,269,499)
Forward and cross currency contracts	(7,760,421)
Options written	(39,219,928)
Swap agreements	(106,432,007)
Foreign currencies	(1,005,775)

(926,178,165)

Net gain (loss) on investment and foreign currency transactions	(1,025,701,311)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(965,677,602)

See Notes to Financial Statements.

PGIM Global Total Return Fund    129

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	374,105	178,641	—	9,124	—	—
Shareholder servicing fees	—	—	—	3,650	7,334	—
Transfer agent’s fees and expenses	222,792	21,357	1,862,157	8,865	11,558	37,466
Registration fees	18,216	9,607	82,556	6,361	5,645	57,732
Fee waiver and/or expense reimbursement	(66,874)	(10,232)	(488,847)	(7,314)	(1,295)	—

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$60,023,709	$103,726,528
Net realized gain (loss) on investment and foreign currency transactions	(99,523,146)	(14,167,296)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(926,178,165)	(168,329,447)

Net increase (decrease) in net assets resulting from operations	(965,677,602)	(78,770,215)

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,926,071)	(11,214,566)
Class C	(575,926)	(1,176,988)
Class Z	(52,792,152)	(97,362,939)
Class R2	(136,646)	(480,802)
Class R4	(290,695)	(409,228)
Class R6	(56,502,521)	(84,383,978)

	(116,224,011)	(195,028,501)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	957,141,998	3,532,268,017
Net asset value of shares issued in reinvestment of dividends and distributions	111,524,327	185,117,955
Cost of shares purchased	(1,539,709,515)	(1,818,213,350)

Net increase (decrease) in net assets from Fund share transactions	(471,043,190)	1,899,172,622

Total increase (decrease)	(1,552,944,803)	1,625,373,906

Net Assets:

Beginning of period	6,077,951,963	4,452,578,057

End of period	$4,525,007,160	$6,077,951,963

See Notes to Financial Statements.

PGIM Global Total Return Fund    131

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.67		$6.96	$7.07	$6.36	$6.75	$6.64
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11	0.13	0.16	0.14	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.18)		(0.17)	0.16	0.78	(0.31)	0.19
Total from investment operations	(1.12)		(0.06)	0.29	0.94	(0.17)	0.33
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)		(0.23)	(0.23)	(0.23)	(0.22)	(0.13)
Tax return of capital distributions	-		-	-	-	-	(0.05)
Distributions from net realized gains	-		-	(0.17)	-	-	(0.04)
Total dividends and distributions	(0.12)		(0.23)	(0.40)	(0.23)	(0.22)	(0.22)
Net asset value, end of period	$5.43		$6.67	$6.96	$7.07	$6.36	$6.75
Total Return(b):	(16.97)%		(0.97)%	4.35%	15.05%	(2.65)%	5.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$246,628		$337,257	$326,416	$216,708	$184,064	$174,732
Average net assets (000)	$301,764		$344,592	$285,380	$188,633	$187,975	$175,014
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.88%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.92	%(e)	0.91%	0.96%	1.02%	1.02%	0.99%
Net investment income (loss)	1.90	%(e)	1.58%	1.94%	2.40%	2.11%	2.12%
Portfolio turnover rate(f)	10%		23%	20%	37%	40%	75%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.66		$6.95	$7.06	$6.35	$6.73	$6.63
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.06	0.08	0.11	0.09	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.18)		(0.17)	0.16	0.78	(0.30)	0.18
Total from investment operations	(1.14)		(0.11)	0.24	0.89	(0.21)	0.27
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.18)	(0.18)	(0.18)	(0.17)	(0.10)
Tax return of capital distributions	-		-	-	-	-	(0.03)
Distributions from net realized gains	-		-	(0.17)	-	-	(0.04)
Total dividends and distributions	(0.10)		(0.18)	(0.35)	(0.18)	(0.17)	(0.17)
Net asset value, end of period	$5.42		$6.66	$6.95	$7.06	$6.35	$6.73
Total Return(b):	(17.31)%		(1.72)%	3.57%	14.21%	(3.24)%	4.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,439		$42,012	$46,157	$37,486	$34,889	$31,509
Average net assets (000)	$36,024		$45,988	$42,925	$34,321	$36,335	$31,191
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.63	%(e)	1.63%	1.63%	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.69	%(e)	1.66%	1.68%	1.69%	1.73%	1.74%
Net investment income (loss)	1.15	%(e)	0.83%	1.20%	1.65%	1.37%	1.39%
Portfolio turnover rate(f)	10%		23%	20%	37%	40%	75%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund    133

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.71		$7.00	$7.11	$6.40	$6.78	$6.67
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.13	0.15	0.18	0.16	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.19)		(0.17)	0.16	0.78	(0.31)	0.20
Total from investment operations	(1.12)		(0.04)	0.31	0.96	(0.15)	0.35
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.25)	(0.25)	(0.25)	(0.23)	(0.15)
Tax return of capital distributions	-		-	-	-	-	(0.05)
Distributions from net realized gains	-		-	(0.17)	-	-	(0.04)
Total dividends and distributions	(0.13)		(0.25)	(0.42)	(0.25)	(0.23)	(0.24)
Net asset value, end of period	$5.46		$6.71	$7.00	$7.11	$6.40	$6.78
Total Return(b):	(16.91)%		(0.70)%	4.61%	15.25%	(2.25)%	5.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,953,747		$2,907,890	$2,264,938	$1,254,507	$765,708	$390,194
Average net assets (000)	$2,527,918		$2,809,784	$1,726,788	$888,961	$648,173	$340,627
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.67	%(e)	0.65%	0.68%	0.68%	0.71%	0.74%
Net investment income (loss)	2.15	%(e)	1.82%	2.18%	2.61%	2.39%	2.35%
Portfolio turnover rate(f)	10%		23%	20%	37%	40%	75%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 27, 2017(a) through October 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.76		$7.05	$7.16	$6.44	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.11	0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.19)		(0.17)	0.17	0.79	(0.38)
Total from investment operations	(1.14)		(0.07)	0.28	0.94	(0.29)
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)		(0.22)	(0.22)	(0.22)	(0.17)
Distributions from net realized gains	-		-	(0.17)	-	-
Total dividends and distributions	(0.12)		(0.22)	(0.39)	(0.22)	(0.17)
Net asset value, end of period	$5.50		$6.76	$7.05	$7.16	$6.44
Total Return(c):	(17.11)%		(1.12)%	4.13%	14.81%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,106		$9,324	$18,443	$185	$10
Average net assets (000)	$7,360		$14,831	$9,990	$78	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.08%	1.08	%(e)
Expenses before waivers and/or expense reimbursement	1.28	%(e)	1.13%	1.25%	19.82%	236.32	%(e)
Net investment income (loss)	1.70	%(e)	1.38%	1.62%	2.11%	1.67	%(e)
Portfolio turnover rate(f)	10%		23%	20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund    135

Financial Highlights   (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 27, 2017(a) through October 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.76		$7.05	$7.16	$6.45	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11	0.13	0.16	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.18)		(0.17)	0.17	0.79	(0.38)
Total from investment operations	(1.12)		(0.06)	0.30	0.95	(0.26)
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.23)	(0.24)	(0.24)	(0.19)
Distributions from net realized gains	-		-	(0.17)	-	-
Total dividends and distributions	(0.13)		(0.23)	(0.41)	(0.24)	(0.19)
Net asset value, end of period	$5.51		$6.76	$7.05	$7.16	$6.45
Total Return(c):	(16.86)%		(0.87)%	4.39%	14.92%	(3.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,718		$14,654	$8,932	$1,453	$127
Average net assets (000)	$14,790		$12,787	$5,178	$804	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.83%	0.83%	0.83%	0.83	%(e)
Expenses before waivers and/or expense reimbursement	0.85	%(e)	0.87%	1.13%	2.63%	70.94	%(e)
Net investment income (loss)	1.96	%(e)	1.63%	1.91%	2.34%	2.23	%(e)
Portfolio turnover rate(f)	10%		23%	20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.75		$7.04	$7.16	$6.44	$6.82	$6.72
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14	0.16	0.18	0.16	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.18)		(0.17)	0.15	0.80	(0.30)	0.18
Total from investment operations	(1.11)		(0.03)	0.31	0.98	(0.14)	0.34
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		(0.26)	(0.26)	(0.26)	(0.24)	(0.15)
Tax return of capital distributions	-		-	-	-	-	(0.05)
Distributions from net realized gains	-		-	(0.17)	-	-	(0.04)
Total dividends and distributions	(0.14)		(0.26)	(0.43)	(0.26)	(0.24)	(0.24)
Net asset value, end of period	$5.50		$6.75	$7.04	$7.16	$6.44	$6.82
Total Return(b):	(16.75)%		(0.58)%	4.69%	15.25%	(2.19)%	5.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,277,369		$2,766,815	$1,787,693	$1,139,781	$761,927	$460,700
Average net assets (000)	$2,655,811		$2,396,559	$1,513,154	$925,868	$636,670	$271,620
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.52	%(e)	0.52%	0.55%	0.56%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.52	%(e)	0.52%	0.55%	0.56%	0.58%	0.59%
Net investment income (loss)	2.27	%(e)	1.93%	2.27%	2.67%	2.39%	2.33%
Portfolio turnover rate(f)	10%		23%	20%	37%	40%	75%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Global Total Return Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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Notes to Financial Statements   (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Notes to Financial Statements   (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

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Notes to Financial Statements   (unaudited) (continued)

rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations,

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Notes to Financial Statements   (unaudited) (continued)

collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the

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Notes to Financial Statements   (unaudited) (continued)

borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% on average daily net assets up to $2 billion;	0.49%
0.485% of average daily net assets over $ 2 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other

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Notes to Financial Statements   (unaudited) (continued)

share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.88%
C	1.63
Z	0.63
R2	1.08
R4	0.83
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rate and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
R6	N/A%	N/A%	N/A%

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$97,269	$6,071
C	—	4,743

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

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Notes to Financial Statements   (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$493,286,821	$1,127,104,920

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 53,862,194	$250,582,437	$304,444,631	$ —	$ —	$ —	—	$ 4,656

PGIM Institutional Money Market Fund(1)(b)(wa)
48,791,102	233,246,629	192,893,346	415	(17,314)	89,127,486	89,198,846	37,605	(2)
$102,653,296	$483,829,066	$497,337,977	$415	$(17,314)	$89,127,486		$42,261

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$5,359,703,818	$198,259,627	$(1,133,096,674)	$(934,837,047)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $133,660,000 which can be carried forward for an unlimited period.

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share, 16,575,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	900,000,000
B	50,000,000
C	300,000,000
Z	8,000,000,000
T	125,000,000
R2	100,000,000
R4	100,000,000
R6	7,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

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Notes to Financial Statements   (unaudited) (continued)

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	8,299	0.1%
R6	15,728,913	3.8

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	55.4

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	3,815,757	$24,166,671
Shares issued in reinvestment of dividends and distributions	886,986	5,534,603
Shares purchased	(9,927,291)	(62,062,877)
Net increase (decrease) in shares outstanding before conversion	(5,224,548)	(32,361,603)
Shares issued upon conversion from other share class(es)	499,628	3,112,926
Shares purchased upon conversion into other share class(es)	(429,034)	(2,727,830)
Net increase (decrease) in shares outstanding	(5,153,954)	$(31,976,507)

Year ended October 31, 2021:
Shares sold	18,348,202	$128,362,352
Shares issued in reinvestment of dividends and distributions	1,493,697	10,390,284
Shares purchased	(14,043,253)	(97,092,549)
Net increase (decrease) in shares outstanding before conversion	5,798,646	41,660,087
Shares issued upon conversion from other share class(es)	1,646,606	11,495,490
Shares purchased upon conversion into other share class(es)	(3,810,132)	(27,015,786)
Net increase (decrease) in shares outstanding	3,635,120	$26,139,791

Share Class	Shares	Amount

Class C
Six months ended April 30, 2022:
Shares sold	217,253	$1,396,089
Shares issued in reinvestment of dividends and distributions	86,121	538,705
Shares purchased	(1,378,217)	(8,546,889)
Net increase (decrease) in shares outstanding before conversion	(1,074,843)	(6,612,095)
Shares purchased upon conversion into other share class(es)	(173,848)	(1,104,223)
Net increase (decrease) in shares outstanding	(1,248,691)	$(7,716,318)

Year ended October 31, 2021:
Shares sold	1,589,551	$11,113,858
Shares issued in reinvestment of dividends and distributions	156,935	1,093,504
Shares purchased	(1,202,768)	(8,301,314)
Net increase (decrease) in shares outstanding before conversion	543,718	3,906,048
Shares purchased upon conversion into other share class(es)	(881,386)	(6,170,193)
Net increase (decrease) in shares outstanding	(337,668)	$(2,264,145)

Class Z
Six months ended April 30, 2022:
Shares sold	75,836,213	$480,114,983
Shares issued in reinvestment of dividends and distributions	7,869,467	49,429,139
Shares purchased	(158,230,384)	(991,739,793)
Net increase (decrease) in shares outstanding before conversion	(74,524,704)	(462,195,671)
Shares issued upon conversion from other share class(es)	917,706	5,932,935
Shares purchased upon conversion into other share class(es)	(2,209,577)	(14,139,372)
Net increase (decrease) in shares outstanding	(75,816,575)	$(470,402,108)

Year ended October 31, 2021:
Shares sold	274,722,315	$1,920,897,826
Shares issued in reinvestment of dividends and distributions	12,758,800	89,077,520
Shares purchased	(170,730,518)	(1,178,669,188)
Net increase (decrease) in shares outstanding before conversion	116,750,597	831,306,158
Shares issued upon conversion from other share class(es)	4,117,080	29,321,864
Shares purchased upon conversion into other share class(es)	(11,193,087)	(77,267,060)
Net increase (decrease) in shares outstanding	109,674,590	$783,360,962

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Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Class R2
Six months ended April 30, 2022:
Shares sold	135,566	$856,471
Shares issued in reinvestment of dividends and distributions	21,594	136,392
Shares purchased	(428,441)	(2,768,618)
Net increase (decrease) in shares outstanding before conversion	(271,281)	(1,775,755)
Shares issued upon conversion from other share class(es)	1,024	6,890
Net increase (decrease) in shares outstanding	(270,257)	$(1,768,865)

Year ended October 31, 2021:
Shares sold	813,293	$5,764,396
Shares issued in reinvestment of dividends and distributions	66,530	471,369
Shares purchased	(2,110,439)	(14,687,722)
Net increase (decrease) in shares outstanding before conversion	(1,230,616)	(8,451,957)
Shares purchased upon conversion into other share class(es)	(7,014)	(49,590)
Net increase (decrease) in shares outstanding	(1,237,630)	$(8,501,547)

Class R4
Six months ended April 30, 2022:
Shares sold	543,931	$3,472,389
Shares issued in reinvestment of dividends and distributions	30,895	194,329
Shares purchased	(250,845)	(1,588,153)
Net increase (decrease) in shares outstanding	323,981	$2,078,565

Year ended October 31, 2021:
Shares sold	1,386,795	$9,797,267
Shares issued in reinvestment of dividends and distributions	37,826	265,285
Shares purchased	(524,177)	(3,680,598)
Net increase (decrease) in shares outstanding	900,444	$6,381,954

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares sold	70,196,552	$447,135,395
Shares issued in reinvestment of dividends and distributions	8,842,024	55,691,159
Shares purchased	(76,030,304)	(473,003,185)
Net increase (decrease) in shares outstanding before conversion	3,008,272	29,823,369
Shares issued upon conversion from other share class(es)	1,863,860	12,056,693
Shares purchased upon conversion into other share class(es)	(478,989)	(3,138,019)
Net increase (decrease) in shares outstanding	4,393,143	$38,742,043

Year ended October 31, 2021:
Shares sold	207,642,697	$1,456,332,318
Shares issued in reinvestment of dividends and distributions	11,954,625	83,819,993
Shares purchased	(73,789,243)	(515,781,979)
Net increase (decrease) in shares outstanding before conversion	145,808,079	1,024,370,332
Shares issued upon conversion from other share class(es)	10,307,320	71,496,475
Shares purchased upon conversion into other share class(es)	(253,081)	(1,811,200)
Net increase (decrease) in shares outstanding	155,862,318	$1,094,055,607

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

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Notes to Financial Statements   (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 29 days that the Fund had loans outstanding during the period was approximately $7,788,931, borrowed at a weighted average interest rate of 1.49%. The maximum loan outstanding amount during the period was $23,835,000. At April 30, 2022, the Fund had an outstanding loan balance of $5,266,000.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

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Notes to Financial Statements   (unaudited) (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, floating rate and other loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

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Notes to Financial Statements   (unaudited) (continued)

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U. S. Government securities may be affected by changes in the credit rating of the U. S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Global Total Return Fund    163

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ●

Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ●

Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ●

Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ●

Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	C	Z	R2	R4	R6

NASDAQ	GTRAX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX

CUSIP	74439A103	74439A301	74439A400	74439A863	74439A855	74439A509

MF169E2

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Total Return (USD Hedged) Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return (USD Hedged) Fund

June 15, 2022

PGIM Global Total Return (USD Hedged) Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges)	Average Annual Total Returns as of 4/30/22 (with sales charges)

	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	-12.08	-14.28	0.04 (12/12/2017)

Class C	-12.51	-13.03	0.03 (12/12/2017)

Class Z	-11.97	-11.18	1.05 (12/12/2017)

Class R6	-12.04	-11.14	1.11 (12/12/2017)

Bloomberg Global Aggregate (USD Hedged) Index

	-7.25	-6.75	1.38

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Global Aggregate (USD Hedged) Index—The Bloomberg Global Aggregate (USD Hedged) Index is an unmanaged index which tracks the performance of global investment-grade fixed income markets, including Treasury, government-related, corporate, and securitized fixed rate bonds from both developed and emerging market issuers. The index includes hedge financial instruments to reduce any gains or losses that could be attributed to non-U.S. dollar exposure.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Global Total Return (USD Hedged) Fund    5

Your Fund’s Performance  (continued)

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.18	3.76	1.39

Class C	0.15	3.13	–3.39

Class Z	0.20	4.13	3.61

Class R6	0.20	4.21	4.04

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	20.7

AA	9.1

A	14.4

BBB	27.8

BB	13.0

B	4.7

CCC	0.4

Not Rated	0.9

Cash/Cash Equivalents	9.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Total Return (USD Hedged) Fund    7

Fees and Expenses  (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return (USD Hedged) Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 879.20	0.88%	$4.10

	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Class C	Actual	$1,000.00	$ 874.90	1.63%	$7.58

	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

Class Z	Actual	$1,000.00	$ 880.30	0.63%	$2.94

	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Class R6	Actual	$1,000.00	$ 879.60	0.58%	$2.70

	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 91.2%

ASSET-BACKED SECURITIES 12.6%

Cayman Islands 8.7%

AIG CLO Ltd.,
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.284%(c)	10/25/33	500	$495,479
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	1.717(c)	01/15/37	200	198,368
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.144(c)	04/23/31	250	247,508
Broad River Bsl Funding CLO Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.233(c)	07/20/34	750	738,728
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.316(c)	04/30/31	250	247,861
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.014(c)	04/17/31	249	246,426
Greywolf CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.244(c)	04/26/31	750	743,031
Jamestown CLO Ltd.,
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	10/20/34	250	247,174
Madison Park Funding Ltd.,
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)	2.136(c)	10/15/32	750	743,493
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.130(c)	02/20/31	250	245,205
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	2.794(c)	04/17/31	250	245,421
Palmer Square CLO Ltd.,
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.610(c)	05/21/34	750	741,186
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.419(c)	10/29/34	250	246,985
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	2.223(c)	04/20/34	750	739,043

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

Telos CLO Ltd.,
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.284%(c)	01/17/30		245		$244,411
Trimaran Cavu Ltd.,
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	2.394(c)	04/23/32		500		497,303
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.154(c)	04/25/31		250		247,112
Wind River CLO Ltd.,
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	2.254(c)	10/15/34		250		247,372

						7,362,106

Ireland 1.9%

Ares European CLO DAC,
Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500		510,278
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250		262,797
Carlyle Euro CLO DAC,
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	10/15/35	EUR	300		313,269
Carlyle Global Market Strategies Euro CLO Ltd.,
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	11/15/31	EUR	500		522,053

						1,608,397

Spain 0.1%

TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	74
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	67		70,363

						70,437

United States 1.9%

Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.539(c)	05/17/31		250		247,797
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D	1.550	06/15/27		100		93,267

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.054%(c)	04/15/31		250	$247,799
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		100	99,384
Series 2019-02A, Class A, 144A	2.780	04/20/28		200	197,937
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		100	96,143
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100	98,651
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	99,950
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A	1.760	03/08/28		100	98,038
Series 2021-A, Class C, 144A	3.440	03/08/28		100	96,890
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		100	95,959
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.468(c)	06/25/24		120	117,734

					1,589,549

TOTAL ASSET-BACKED SECURITIES (cost $10,972,993)					10,630,489

BANK LOANS 0.0%

United States

Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	3.656(c)	08/24/26		50	16,230
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26		5	5,471

TOTAL BANK LOANS (cost $42,345)					21,701

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.3%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	23	16,682

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Ireland 1.2%

Deco DAC,
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.500%)	3.728%(c)	08/07/30	GBP	459	$508,487
Last Mile Logistics Pan Euro Finance DAC,
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.900(c)	08/17/33	EUR	99	102,356
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	2.108(c)	08/17/31	GBP	97	121,759
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	2.358(c)	08/17/31	GBP	97	120,941
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	2.708(c)	08/17/31	GBP	97	121,037

					974,580

United States 6.1%

BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		250	240,875
Series 2020-BN26, Class A3	2.155	03/15/63		200	176,483
BBCMS Mortgage Trust,
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		380	347,875
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51		175	174,859
Series 2018-B02, Class A3	3.544	02/15/51		200	199,399
Series 2020-B17, Class A4	2.042	03/15/53		75	65,284
Series 2020-B20, Class A3	1.945	10/15/53		100	88,729
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.554(c)	10/15/36		85	83,295
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.854(c)	10/15/36		85	83,081
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.204(c)	10/15/36		517	504,462
Series 2022-AHP, Class E, 144A, 1 Month Term SOFR + 3.040% (Cap N/A, Floor 3.040%)	3.549(c)	01/17/39		400	399,395
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)	3.209(c)	01/15/39		350	341,995
Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744	03/10/51		150	146,775

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	3.320%(c)	11/15/37	98	$97,227
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.704(c)	05/15/36	200	196,105
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.777(cc)	11/25/25	4,368	84,148
Series K111, Class X1, IO	1.681(cc)	05/25/30	319	32,420
Series K113, Class X1, IO	1.490(cc)	06/25/30	920	82,841
Series KG03, Class X1, IO	1.483(cc)	06/25/30	1,055	93,792
GS Mortgage Securities Trust,
Series 2018-GS09, Class A3	3.727	03/10/51	125	122,888
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)	3.194(c)	06/15/38	150	143,613
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	3.944(c)	06/15/38	100	95,735
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40	100	72,496
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.754(c)	01/15/36	100	98,367
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.304(c)	01/15/36	100	98,303
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	250	246,817
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	233	222,239
Series 2021-C59, Class A3	1.958	04/15/54	600	534,702
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.954(c)	05/15/31	100	98,222

				5,172,422

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,511,311)				6,163,684

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS 37.4%

Belgium 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	4.900%	02/01/46		140	$138,069

Brazil 0.3%

Petrobras Global Finance BV,
Gtd. Notes	6.625	01/16/34	GBP	200	250,617

Bulgaria 0.2%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	169,813

Canada 1.1%

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	23,162
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		19	18,968
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		21	20,434
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	74,545
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		35	29,202
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,795
Sr. Unsec’d. Notes	3.750	02/15/52		10	8,011
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	210,122
Local Gov’t. Gtd. Notes, Series JN	5.000	02/15/50	CAD	50	47,098
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	106,670
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	297,203
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		60	59,697

					907,907

China 2.4%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	932,806
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		84	81,134

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China (cont’d.)

China Development Bank,
Sr. Unsec’d. Notes	4.300%	08/02/32	CNH	5,000	$814,100
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	158,050

					1,986,090

Denmark 0.5%

Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		300	295,741
Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	157,644

					453,385

France 2.6%

Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A	1.604	10/04/26		200	179,735
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28		200	182,217
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		400	339,537
BPCE SA,
Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27		250	223,657
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	107,319
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	102,109
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	99,096
Regie Autonome des Transports Parisiens,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	100	100,326
SNCF Reseau,
Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	82,628
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	177,344
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28		200	180,498
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		255	243,545
Verallia SA,
Gtd. Notes	1.625	05/14/28	EUR	200	190,066

					2,208,077

Germany 1.4%

Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	3.800	09/27/27	AUD	100	69,484

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)

Deutsche Bank AG,
Sr. Unsec’d. Notes	0.898%	05/28/24		265	$250,152
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	198,413
Sr. Unsec’d. Notes	2.552(ff)	01/07/28		150	133,523
Sub. Notes, EMTN	3.662	04/10/25	CNH	1,000	145,761
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	153	149,558
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	105,516
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	105,764

					1,158,171

Hong Kong 0.4%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	200	198,899
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	142,731

					341,630

Hungary 0.1%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	97,080

India 0.4%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	200	205,462
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	95,450

					300,912

Indonesia 0.1%

Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	88,570

Israel 0.1%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	97,591

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy 0.9%

Assicurazioni Generali SpA,
Sub. Notes, EMTN	5.500%(ff)	10/27/47	EUR	100	$111,727
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	200,035
Nexi SpA,
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	414	372,926
Rossini Sarl,
Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	107,078

					791,766

Jamaica 0.1%

Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		100	89,486

Japan 0.4%

Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes	1.640(ff)	10/13/27		210	187,419
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.999	01/22/32		200	172,559

					359,978

Kazakhstan 0.2%

Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	150	127,973
Gtd. Notes	3.638	06/20/22	CHF	50	49,629

					177,602

Luxembourg 0.2%

ARD Finance SA,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	87,278
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	97,772

					185,050

Malta 0.1%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		100	120,092

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico 0.9%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000%	09/29/36		158	$154,116
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	200,207
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	98,018
Gtd. Notes, EMTN	4.875	02/21/28	EUR	300	288,882

					741,223

Netherlands 0.9%

Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	90	60,373
ING Groep NV,
Sr. Unsec’d. Notes	4.017(ff)	03/28/28		200	194,229
JDE Peet’s NV,
Gtd. Notes, 144A	1.375	01/15/27		150	130,776
OCI NV,
Sr. Sec’d. Notes	3.625	10/15/25	EUR	225	242,578
United Group BV,
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	150	138,568

					766,524

Peru 0.1%

Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.962(s)	06/02/25		97	91,456

Portugal 0.2%

CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	129,954

Russia 0.6%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	600	185,043
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	29,011
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	200	75,447
Sr. Unsec’d. Notes	4.950	07/19/22		300	172,500
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25(d)	CHF	50	2,570
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	100	6,287

					470,858

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa 0.2%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350%	08/10/28		200	$197,182

Spain 0.8%

Banco Santander SA,
Sr. Unsec’d. Notes	1.849	03/25/26		200	181,913
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	248,566
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	86,655
Iberdrola International BV,
Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	190,451

					707,585

Supranational Bank 0.1%

European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	18,484
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	47,792

					66,276

Sweden 0.3%

Svenska Handelsbanken AB,
Sr. Unsec’d. Notes, 144A	1.418(ff)	06/11/27		275	247,986

Switzerland 0.7%

Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	238,414
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	179,578
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	177,721

					595,713

United Arab Emirates 0.6%

DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	105,141
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	128,507

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Arab Emirates (cont’d.)

Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750%	02/09/28	AUD	380	$269,397

					503,045

United Kingdom 3.7%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	152,636
Barclays PLC,
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	199,384
BAT Capital Corp.,
Gtd. Notes	2.259	03/25/28		80	68,503
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	220,544
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	104,763
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		150	147,040
Co-operative Group Holdings 2011 Ltd.,
Gtd. Notes	7.500	07/08/26	GBP	100	122,917
DS Smith PLC,
Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	99,012
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	200	206,264
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	103,132
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.251(ff)	11/22/27		200	180,779
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		200	168,026
Kane Bidco Ltd.,
Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	150	174,930
Market Bidco Finco PLC,
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	111,913
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	311,170
Sherwood Financing PLC,
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	203,096
TalkTalk Telecom Group Ltd.,
Gtd. Notes	3.875	02/20/25	GBP	200	227,766
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	327,983

					3,129,858

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States 16.6%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39		50	$45,886
Sr. Unsec’d. Notes	4.250	11/21/49		50	45,838
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		50	42,089
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		175	169,139
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27		50	46,775
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	103,547
American Medical Systems Europe BV,
Gtd. Notes	1.625	03/08/31	EUR	100	98,328
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26		75	74,104
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26		150	156,859
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26		15	16,173
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		100	91,465
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	250	235,846
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	25,184
Gtd. Notes, 144A	9.000	11/01/27		25	34,786
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	21,038
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	20,443
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	30,980
Sr. Unsec’d. Notes	3.650	09/15/59		69	53,073
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	70,415
Avantor Funding, Inc.,
Sr. Sec’d. Notes	2.625	11/01/25	EUR	250	257,427
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		50	47,602

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300%(ff)	01/28/25(oo)	190	$174,114
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	150	133,217
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	270	242,344
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	130	109,821
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	195	167,713
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	300	261,184
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	85	77,697
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	135	127,812
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	5	3,694
Gtd. Notes, 144A	5.250	01/30/30	25	17,348
Gtd. Notes, 144A	6.250	02/15/29	10	7,290
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25	50	49,929
Gtd. Notes	7.250	10/15/29	20	19,065
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	2.350	11/13/40	10	7,569
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	10	8,251
Sr. Unsec’d. Notes	4.125	05/15/29	65	62,998
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	30	23,380
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	102	81,764
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	65	55,904
Sr. Unsec’d. Notes, 144A	4.150	04/15/32	200	185,616
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34	93	86,125
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	63,386
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	60	52,445
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	10	8,531
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	45,420
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	235	228,823
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	50	42,203
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	75	71,452
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	100	91,956

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

CF Industries, Inc.,
Gtd. Notes	4.950%	06/01/43	40	$38,660
Gtd. Notes	5.375	03/15/44	40	40,418
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	40	31,244
Sr. Sec’d. Notes	3.900	06/01/52	135	98,171
Sr. Sec’d. Notes	4.800	03/01/50	35	29,036
Sr. Sec’d. Notes	6.384	10/23/35	100	104,705
Cigna Corp.,
Sr. Unsec’d. Notes	2.400	03/15/30	25	21,920
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	150	136,470
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	300	266,949
Sr. Unsec’d. Notes	2.520(ff)	11/03/32	35	29,217
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	100	84,508
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	300	290,742
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	100	96,342
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.900	04/05/32	230	216,052
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	152,952
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	3	3,013
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	50	41,377
Sr. Unsec’d. Notes	5.375	11/15/27	25	23,655
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	50	40,738
Gtd. Notes, 144A	4.625	06/01/30	100	87,179
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	45	9,416
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31	15	13,387
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	60	56,244
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26	100	95,476
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	75	78,596

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750%	01/30/28		75	$75,193
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	94,404
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	47,609
Sr. Unsec’d. Notes	5.000	05/15/50		45	40,076
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	12,129
Gtd. Notes	3.950	01/31/60		15	12,167
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	102,459
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46		125	107,459
General Motors Co.,
Sr. Unsec’d. Notes	5.150	04/01/38		50	46,937
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.700	06/10/31		75	61,801
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	112,979
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		300	264,956
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	16,167
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	165,105
HCA, Inc.,
Sr. Sec’d. Notes	5.250	04/15/25		100	103,172
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	24,657
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	24,387
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	46,239
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.750	02/15/28		75	77,937
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		25	25,863
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31		150	123,390
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	185,523
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		250	219,011
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	84,703
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		110	93,341

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.580%(ff)	04/22/32		125	$107,574
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	61,720
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		53	46,324
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		93	88,865
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		50	44,890
Magallanes, Inc.,
Gtd. Notes, 144A	3.755	03/15/27		100	96,549
Gtd. Notes, 144A	5.050	03/15/42		65	59,250
Gtd. Notes, 144A	5.141	03/15/52		95	84,988
Gtd. Notes, 144A	5.391	03/15/62		35	31,163
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	6.500	03/01/41		50	56,403
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	64,335
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30		50	42,388
MEDNAX, Inc.,
Gtd. Notes, 144A	5.375	02/15/30		25	23,433
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	194,112
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	99,235
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	42,339
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		150	124,191
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		75	60,551
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		55	46,320
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		50	43,715
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	21,747
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		25	24,256
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.375	04/24/30	GBP	250	280,277
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	13,701
Gtd. Notes, 144A	6.000	01/15/27		35	33,983
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.450	04/01/26		100	98,895

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A	5.000%	04/15/25		75	$74,961
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		53	51,751
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		25	20,460
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49		120	102,462
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		50	43,559
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	71,849
Phillips 66,
Gtd. Notes	3.700	04/06/23		15	15,107
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	41,700
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,471
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,447
Sealed Air Corp.,
Gtd. Notes, 144A	5.000	04/15/29		50	49,614
Silgan Holdings, Inc.,
Gtd. Notes	2.250	06/01/28	EUR	200	183,787
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes	3.000	06/01/31		75	62,460
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		180	186,113
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	57,624
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	20,892
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	107,366
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		50	49,906
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN	2.714(ff)	06/04/52	EUR	100	95,333
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		50	46,674

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	7.500%	10/01/25		50	$50,991
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		40	37,877
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	24,820
Gtd. Notes, 144A	6.625	07/15/27		25	25,135
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,150
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		50	47,970
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	4.375	04/15/40		30	27,619
Sr. Sec’d. Notes	4.500	04/15/50		40	36,449
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28		75	72,023
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	172,512
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	150	129,177
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33		23	20,711
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	57,816
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	9,188
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		60	58,898
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		100	102,123
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	110,019
Ventas Realty LP,
Gtd. Notes	2.500	09/01/31		130	110,533
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,566
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,561
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		45	39,058
Sr. Unsec’d. Notes	2.650	11/20/40		45	34,065
Sr. Unsec’d. Notes	3.400	03/22/41		20	16,837
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	85,750

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Viatris, Inc., (cont’d.)
Gtd. Notes	4.000%	06/22/50		15	$11,082
VICI Properties LP,
Sr. Unsec’d. Notes	4.950	02/15/30		160	158,953
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	24,333
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		125	125,771
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	43,183
Gtd. Notes, 144A	5.625	02/15/27		75	73,978
Warner Media LLC,
Gtd. Notes	4.050	12/15/23		150	150,146
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		85	80,627
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		130	116,662
Welltower, Inc.,
Sr. Unsec’d. Notes	2.050	01/15/29		50	43,468
Sr. Unsec’d. Notes	3.100	01/15/30		70	64,376
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	10/15/51		30	23,062
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27		55	53,655
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	100	87,314
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A	7.750	04/15/25		50	51,550

					14,025,927

TOTAL CORPORATE BONDS (cost $36,318,809)					31,595,473

MUNICIPAL BOND 0.2%

Puerto Rico
Commonwealth of Puerto Rico,
Revenue Bonds, Series C (cost $161,665)	0.000(cc)	11/01/43		299	155,912

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.9%

Bermuda 0.7%

Bellemeade Re Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	2.039%(c)	03/25/31		121	$121,035
Home Re Ltd.,
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.218(c)	07/25/33		150	149,068
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.889(c)	04/25/34		300	297,602

					567,705

Ireland 0.1%

Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555(c)	07/30/75	EUR	62	65,584

United Kingdom 0.1%

Jupiter Mortgage PLC,
Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.861(c)	07/20/60	GBP	100	125,339

United States 2.0%

BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.251(c)	09/12/26		50	50,386
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.439(c)	12/25/41		110	102,302
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	6.539(c)	03/25/42		25	25,875
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	5.539(c)	03/25/42		20	19,887
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.289(c)	11/25/50		35	34,000
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.889(c)	11/25/50		125	124,869
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	4.268(c)	07/25/50		3	3,016
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.939(c)	01/25/51		10	9,000

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	2.089%(c)	01/25/51	80	$78,339
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.789(c)	10/25/33	45	42,483
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.339(c)	01/25/34	30	28,348
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.939(c)	01/25/34	20	19,841
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.689(c)	10/25/41	100	93,802
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.639(c)	09/25/41	30	27,124
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.389(c)	09/25/41	70	66,661
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	3.151(c)	04/25/42	140	140,253
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	179	171,667
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59	13	13,175
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	70	69,593
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	75	74,598
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	192	180,652
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.513(c)	12/25/22	108	107,555
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518(c)	02/25/23	100	99,606
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318(c)	08/25/25	100	99,070

				1,682,102

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $2,514,192)				2,440,730

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 24.5%

Andorra 0.2%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250%	05/06/31	EUR	200	$188,469

Austria 0.2%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	180	160,285

Brazil 0.7%

Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		47	47,650
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		510	517,321

					564,971

Bulgaria 0.2%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	69,680
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	105,128

					174,808

Canada 0.5%

City of Montreal Canada,
Unsec’d. Notes	3.000	09/01/27	CAD	200	152,920
Municipal Finance Authority of British Columbia,
Unsec’d. Notes	2.500	04/19/26	CAD	200	151,659
Province of Nova Scotia,
Unsec’d. Notes	3.450	06/01/45	CAD	50	36,253
Province of Saskatchewan,
Unsec’d. Notes	3.300	06/02/48	CAD	100	71,042

					411,874

Chile 0.1%

Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	113,763

China 1.1%

China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	309,361
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	241,939

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China (cont’d.)

China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.000%	11/30/35	CNH	500	$81,834
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	85,940
China Government International Bond,
Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	91,253
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	154,667

					964,994

Colombia 0.9%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	160,020
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	50,738
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	531,227

					741,985

Croatia 0.3%

Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	187,304
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	100	85,685

					272,989

Cyprus 0.8%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	93,061
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	16,741
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	108,131
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	109,979
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	212,025
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	30,605
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	58,042

					628,584

Denmark 0.0%

Denmark Government Bond,
Bonds, Series 30 YR	0.250	11/15/52	DKK	300	31,065

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic 0.1%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950%	01/25/27		100	$100,399

France 0.1%

Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	100	82,274

Germany 0.1%

Bundesrepublik Deutschland Bundesanleihe,
Bonds	0.000	08/15/31	EUR	100	97,089

Greece 2.3%

Hellenic Republic Government Bond,
Bonds	4.300	02/24/24	EUR	21	23,275
Bonds	4.300	02/24/25	EUR	13	14,907
Bonds	4.300	02/24/26	EUR	34	40,037
Bonds	4.300	02/24/27	EUR	65	75,020
Bonds	4.300	02/24/28	EUR	42	48,882
Bonds	4.300	02/24/29	EUR	25	28,550
Bonds	4.300	02/24/30	EUR	10	11,561
Bonds	4.300	02/24/31	EUR	23	26,316
Bonds	4.300	02/24/32	EUR	24	27,307
Bonds	4.300	02/24/33	EUR	46	54,624
Bonds	4.300	02/24/34	EUR	22	26,053
Bonds	4.300	02/24/35	EUR	33	38,701
Bonds	4.300	02/24/36	EUR	24	28,048
Bonds	4.300	02/24/37	EUR	16	20,053
Bonds	4.300	02/24/38	EUR	15	17,219
Bonds	4.300	02/24/39	EUR	23	25,517
Bonds	4.300	02/24/40	EUR	23	25,443
Bonds	4.300	02/24/41	EUR	23	29,623
Bonds	4.300	02/24/42	EUR	37	47,765
Bonds, 144A	0.750	06/18/31	EUR	300	256,127
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	909,595
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	135	94,408
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	59,288

					1,928,319

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hong Kong 0.4%

Airport Authority,
Sr. Unsec’d. Notes, 144A	2.500%	01/12/32		245	$217,829
Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	83,674

					301,503

Hungary 0.4%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	100,718
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	86,275
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	160,418

					347,411

Indonesia 1.2%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	97,827
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	85,768
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	101,526
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	209,466
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	109,441
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	221,692
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	202,378

					1,028,098

Israel 0.8%

Israel Government Bond - Fixed,
Bonds, Series 0537	1.500	05/31/37	ILS	1,100	280,331
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	104,988
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	280,631

					665,950

Italy 2.9%

Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	105	98,400
Sr. Unsec’d. Notes, 144A	0.950	12/01/31	EUR	100	89,877
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	120	106,272
Sr. Unsec’d. Notes, 144A	1.700	09/01/51	EUR	150	115,293
Sr. Unsec’d. Notes, 144A	1.800	03/01/41	EUR	415	359,644

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Italy Buoni Poliennali Del Tesoro, (cont’d.)
Sr. Unsec’d. Notes, 144A	3.350%	03/01/35	EUR	335	$372,239
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	88	90,337
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	67,769
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	182,426
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	384,273
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	69,158
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	145,063
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	400,947

					2,481,698

Japan 0.8%

Japan Government Ten Year Bond,
Bonds, Series 366	0.200	03/20/32	JPY	30,000	230,659
Japan Government Thirty Year Bond,
Bonds, Series 70	0.700	03/20/51	JPY	15,000	108,177
Bonds, Series 72	0.700	09/20/51	JPY	15,000	107,910
Bonds, Series 73	0.700	12/20/51	JPY	20,000	143,731
Japan Government Twenty Year Bond,
Bonds, Series 176	0.500	03/20/41	JPY	15,000	111,372

					701,849

Kazakhstan 0.4%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	200	187,819
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	111,614

					299,433

Lithuania 0.3%

Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	217,633

Mexico 1.2%

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	171,157

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)

Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.750%	04/17/28	EUR	100	$96,640
Sr. Unsec’d. Notes, Series 19	1.440	07/24/24	JPY	100,000	782,450

					1,050,247

New Zealand 0.1%

New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	59,136

Panama 0.5%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	181,853
Sr. Unsec’d. Notes	3.875	03/17/28		200	193,868

					375,721

Peru 0.6%

Peru Government Bond,
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	30	6,858
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	88,893
Sr. Unsec’d. Notes	2.392	01/23/26		85	79,563
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	320,972
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	23,181

					519,467

Philippines 0.6%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	468,663

Portugal 1.2%

Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	90,385
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.300	10/17/31	EUR	200	182,155
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	71,956
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	255,287
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	145	200,107

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal (cont’d.)

Portugal Obrigacoes do Tesouro OT, (cont’d.)
Sr. Unsec’d. Notes, 144A, Series 15 YR	2.250%	04/18/34	EUR	50	$53,923
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	185,396

					1,039,209

Qatar 0.2%

Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	200,578

Romania 0.4%

Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	171,740
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	43,648
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	89,199
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	41,747

					346,334

Russia 0.2%

Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.125	11/20/27	EUR	100	21,099
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	100	21,099
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	52,747
Sr. Unsec’d. Notes	4.375	03/21/29		200	40,000

					134,945

Saudi Arabia 0.4%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	200	182,044
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	113,777

					295,821

Serbia 0.5%

Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	72,443
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	236,952
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	149,313

					458,708

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Singapore 0.0%

Singapore Government Bond,
Bonds	2.750%	03/01/46	SGD	40	$29,061

Slovenia 0.3%

Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	300	270,057

South Africa 0.4%

Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	7,100	306,488

Spain 1.5%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	119,852
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	101,901
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	33,836
Sr. Unsec’d. Notes, 144A	0.500	10/31/31	EUR	250	232,710
Sr. Unsec’d. Notes, 144A	0.850	07/30/37	EUR	110	94,638
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	140,065
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	285	290,436
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	72,858
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	145,657

					1,231,953

Ukraine 0.2%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	230	75,218
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	67,517
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	32,703

					175,438

United Arab Emirates 0.2%

UAE International Government Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.000	10/19/31		205	181,644

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Kingdom 1.1%

Isle of Man Government International Bond,
Unsec’d. Notes	5.375%	08/14/34	GBP	100	$160,320
Unsec’d. Notes	5.625	03/29/30	GBP	100	153,602
United Kingdom Gilt,
Bonds	4.250	12/07/46(k)	GBP	330	586,359

					900,281

Uruguay 0.1%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	40,238
Sr. Unsec’d. Notes	4.375	01/23/31		62	64,106

					104,344

TOTAL SOVEREIGN BONDS
(cost $25,245,837)					20,653,538

U.S. GOVERNMENT AGENCY OBLIGATION 0.2%
Tennessee Valley Authority
Sr. Unsec’d. Notes
(cost $191,259)	5.625	06/07/32	GBP	100	159,488

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds	2.375	02/15/42		865	764,444
U.S. Treasury Bonds	2.750	08/15/47(k)		675	630,387
U.S. Treasury Notes	0.625	08/15/30		300	249,703
U.S. Treasury Notes	1.000	07/31/28		2,400	2,130,562
U.S. Treasury Notes	1.125	02/15/31(k)		1,600	1,380,750

TOTAL U.S. TREASURY OBLIGATIONS
(cost $5,728,171)					5,155,846

TOTAL LONG-TERM INVESTMENTS
(cost $87,686,582)					76,976,861

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

SHORT-TERM INVESTMENTS 7.4%

UNAFFILIATED FUND 7.4%
Dreyfus Government Cash Management (Institutional Shares)
(cost $6,260,807)	6,260,807	$6,260,807

OPTIONS PURCHASED*~ 0.0%
(cost $10,078)		29,878

TOTAL SHORT-TERM INVESTMENTS
(cost $6,270,885)		6,290,685

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.6%
(cost $93,957,467)		83,267,546

OPTIONS WRITTEN*~ (0.0)%
(premiums received $12,000)		(34,421)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.6%
(cost $93,945,467)		83,233,125
Other assets in excess of liabilities(z) 1.4%		1,196,458

NET ASSETS 100.0%		$84,429,583

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

See Notes to Financial Statements.

40

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BTP—Buoni del Tesoro Poliennali

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

HICP—Harmonised Index of Consumer Prices

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SARON—Swiss Average Rate Overnight

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

THBFIX—Thai Baht Interest Rate Fixing

TONAR—Tokyo Overnight Average Rate

USOIS—United States Overnight Index Swap

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

WIBOR—Warsaw Interbank Offered Rate
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $50,460 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

2- Year Interest Rate Swaptions, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	3,000	$167
2- Year Interest Rate Swaptions, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	3,000	29,711

Total Options Purchased (cost $10,078)									$29,878

See Notes to Financial Statements.

42

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swaptions, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	800	$(776)
2- Year Interest Rate Swaptions, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	800	(33,645)

Total Options Written (premiums received $12,000)								$(34,421)

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
8	2 Year U.S. Treasury Notes	Jun. 2022	$1,686,500	$(4,512)
6	10 Year Canadian Government Bonds	Jun. 2022	590,168	(45,219)
16	20 Year U.S. Treasury Bonds	Jun. 2022	2,251,000	(156,077)
16	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	2,567,000	(271,043)
4	Euro-BTP Italian Government Bond	Jun. 2022	550,009	(59,772)
6	Euro-OAT	Jun. 2022	923,123	(60,010)

				(596,633)

Short Positions:
3	3 Month CME SOFR	Jun. 2022	746,081	4,063
16	5 Year Euro-Bobl	Jun. 2022	2,146,697	97,996
11	5 Year U.S. Treasury Notes	Jun. 2022	1,239,391	(5,260)
35	10 Year Euro-Bund	Jun. 2022	5,671,042	179,467
1	10 Year U.K. Gilt	Jun. 2022	148,932	(730)
7	10 Year U.S. Treasury Notes	Jun. 2022	834,094	3,709
19	10 Year U.S. Ultra Treasury Notes	Jun. 2022	2,451,000	210,608
113	Euro Currency	Jun. 2022	14,956,962	466,280
44	Euro Schatz Index	Jun. 2022	5,112,689	65,921

				1,022,054

				$425,421

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	AUD	393	$281,053	$277,874	$—	$(3,179)
Brazilian Real,
Expiring 05/03/22	Morgan Stanley & Co. International PLC	BRL	662	136,196	133,797	—	(2,399)
Expiring 06/02/22	Citibank, N.A.	BRL	662	139,633	132,472	—	(7,161)
British Pound,
Expiring 05/06/22	HSBC Bank PLC	GBP	3,574	4,547,875	4,494,393	—	(53,482)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	365	474,463	458,685	—	(15,778)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	111	139,394	139,581	187	—
Canadian Dollar,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	CAD	95	74,294	73,826	—	(468)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	63	49,601	49,341	—	(260)
Chilean Peso,
Expiring 06/15/22	Barclays Bank PLC	CLP	30,315	37,835	35,208	—	(2,627)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	55,081	67,730	63,971	—	(3,759)
Chinese Renminbi,
Expiring 05/23/22	Citibank, N.A.	CNH	282	42,410	42,354	—	(56)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	586	87,857	88,083	226	—
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	208,080	54,089	52,153	—	(1,936)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	331,660	86,417	83,127	—	(3,290)
Danish Krone,
Expiring 05/06/22	Bank of America, N.A.	DKK	240	34,641	34,108	—	(533)
Euro,
Expiring 05/06/22	BNP Paribas S.A.	EUR	6,848	7,352,016	7,226,353	—	(125,663)
Expiring 06/02/22	Citibank, N.A.	EUR	219	230,856	231,587	731	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	572	605,973	606,110	137	—
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	48,942	138,664	134,990	—	(3,674)
Israeli Shekel,
Expiring 06/15/22	HSBC Bank PLC	ILS	177	55,657	53,221	—	(2,436)
Japanese Yen,
Expiring 05/06/22	Bank of America, N.A.	JPY	13,758	106,897	106,039	—	(858)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	189,079	1,475,365	1,457,299	—	(18,066)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	1,133	55,307	54,985	—	(322)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	553	$62,771	$58,981	$—	$(3,790)
Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	384	89,054	85,738	—	(3,316)
Expiring 07/19/22	HSBC Bank PLC	PLN	325	74,844	72,450	—	(2,394)
South African Rand,
Expiring 06/15/22	HSBC Bank PLC	ZAR	440	29,528	27,724	—	(1,804)
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	50,588	41,173	40,051	—	(1,122)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	76,639	60,795	60,676	—	(119)
Swiss Franc,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	CHF	285	298,261	293,473	—	(4,788)
Expiring 07/19/22	Goldman Sachs International	CHF	124	133,279	128,054	—	(5,225)

				$17,063,928	$16,796,704	1,281	(268,505)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	AUD	393	$295,873	$277,874	$17,999	$—
Expiring 06/02/22	Morgan Stanley & Co. International PLC	AUD	393	281,190	278,021	3,169	—
Expiring 07/19/22	BNP Paribas S.A.	AUD	113	84,298	80,089	4,209	—
Brazilian Real,
Expiring 05/03/22	Citibank, N.A.	BRL	662	140,949	133,797	7,152	—
British Pound,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	3,939	5,196,435	4,953,077	243,358	—
Expiring 06/06/22	HSBC Bank PLC	GBP	3,574	4,547,739	4,494,569	53,170	—
Expiring 06/06/22	Standard Chartered Bank	GBP	69	86,571	86,604	—	(33)
Canadian Dollar,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	CAD	95	75,744	73,826	1,918	—
Expiring 06/02/22	Morgan Stanley & Co. International PLC	CAD	95	74,295	73,825	470	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/19/22	Barclays Bank PLC	CAD	890	$704,880	$692,401	$12,479	$—
Chilean Peso,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	67,021	85,038	77,837	7,201	—
Chinese Renminbi,
Expiring 05/23/22	BNP Paribas S.A.	CNH	5,169	813,763	776,575	37,188	—
Expiring 05/23/22	Citibank, N.A.	CNH	1,686	263,514	253,326	10,188	—
Expiring 05/23/22	HSBC Bank PLC	CNH	978	152,965	146,919	6,046	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	14,359	2,248,258	2,157,343	90,915	—
Danish Krone,
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	DKK	240	35,294	34,107	1,187	—
Expiring 06/02/22	Bank of America, N.A.	DKK	240	34,681	34,150	531	—
Euro,
Expiring 05/06/22	BNP Paribas S.A.	EUR	712	785,475	751,659	33,816	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	5,743	6,201,969	6,060,118	141,851	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	165	184,093	173,821	10,272	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	145	160,252	153,048	7,204	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	83	90,838	87,708	3,130	—
Expiring 06/02/22	BNP Paribas S.A.	EUR	6,848	7,360,630	7,235,479	125,151	—
Indonesian Rupiah,
Expiring 06/15/22	Goldman Sachs International	IDR	1,526,380	106,487	104,436	2,051	—
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	942	291,977	282,753	9,224	—
Expiring 06/15/22	Barclays Bank PLC	ILS	94	29,201	28,316	885	—
Japanese Yen,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	JPY	172,994	1,420,654	1,333,324	87,330	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	JPY	29,843	240,933	230,012	10,921	—
Expiring 06/02/22	JPMorgan Chase Bank, N.A.	JPY	189,079	1,476,588	1,458,672	17,916	—
Mexican Peso,
Expiring 06/15/22	Bank of America, N.A.	MXN	3,502	172,468	170,035	2,433	—
Expiring 06/15/22	Barclays Bank PLC	MXN	1,474	69,798	71,577	—	(1,779)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PEN	131	$33,904	$33,836	$68	$—
Singapore Dollar,
Expiring 06/15/22	HSBC Bank PLC	SGD	41	29,800	29,293	507	—
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	433	28,574	27,304	1,270	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	364	23,515	22,908	607	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	242	15,635	15,231	404	—
Expiring 06/15/22	Citibank, N.A.	ZAR	433	28,490	27,303	1,187	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	ZAR	4,987	335,761	314,120	21,641	—
Swedish Krona,
Expiring 07/19/22	Bank of America, N.A.	SEK	771	81,789	78,732	3,057	—
Swiss Franc,
Expiring 05/06/22	Bank of America, N.A.	CHF	40	42,988	40,955	2,033	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	CHF	246	266,779	252,517	14,262	—
Expiring 06/02/22	Morgan Stanley & Co. International PLC	CHF	285	298,645	293,883	4,762	—
Expiring 07/19/22	Barclays Bank PLC	CHF	182	195,607	187,687	7,920	—

				$35,094,337	$34,089,067	1,007,082	(1,812)

						$1,008,363	$(270,317)

Credit default swap agreements outstanding at April 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/27	1.000%(Q	)	200	$50,744	$222	$50,522	Barclays Bank PLC
Emirate of Abu Dhabi	06/20/27	1.000%(Q	)	200	(4,125)	222	(4,347)	Barclays Bank PLC
Federation of Malaysia	06/20/27	1.000%(Q	)	300	(1,687)	333	(2,020)	Barclays Bank PLC
Federative Republic of Brazil	06/20/27	1.000%(Q	)	1,200	66,589	1,333	65,256	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/27	1.000%(Q	)	200	(3,973)	222	(4,195)	Barclays Bank PLC
People’s Republic of China	06/20/27	1.000%(Q	)	1,200	(15,338)	1,333	(16,671)	Barclays Bank PLC
Republic of Argentina	06/20/27	1.000%(Q	)	200	129,518	222	129,296	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Chile	06/20/27	1.000%(Q	)	300	$282	$333	$(51)	Barclays Bank PLC
Republic of Colombia	06/20/27	1.000%(Q	)	600	36,613	666	35,947	Barclays Bank PLC
Republic of Indonesia	06/20/27	1.000%(Q	)	900	6,166	999	5,167	Barclays Bank PLC
Republic of Panama	06/20/27	1.000%(Q	)	200	1,769	222	1,547	Barclays Bank PLC
Republic of Peru	06/20/27	1.000%(Q	)	300	1,423	333	1,090	Barclays Bank PLC
Republic of Philippines	06/20/27	1.000%(Q	)	200	695	222	473	Barclays Bank PLC
Republic of South Africa	06/20/27	1.000%(Q	)	1,200	80,297	1,333	78,964	Barclays Bank PLC
Republic of Turkey	06/20/27	1.000%(Q	)	1,200	245,080	1,333	243,747	Barclays Bank PLC
Republic of Ukraine	06/20/27	1.000%(Q	)	200	137,695	222	137,473	Barclays Bank PLC
State of Qatar	06/20/27	1.000%(Q	)	200	(3,954)	222	(4,176)	Barclays Bank PLC
United Mexican States	06/20/27	1.000%(Q	)	1,200	20,807	1,333	19,474	Barclays Bank PLC

					$748,601	$11,105	$737,496

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.37.V1	06/20/27	1.000%(Q)	10,000	2.813%	$(789,542)	$(19,101)	$(770,441)	Barclays Bank PLC

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom Pao	09/20/22	1.000%(Q	)	300	$ 100,885	$78,745	$22,140	Barclays Bank PLC
Gazprom Pao	03/20/23	1.000%(Q	)	652	321,471	321,143	328	Barclays Bank PLC
Gazprom Pao	06/20/24	1.000%(Q	)	134	72,735	57,432	15,303	HSBC Bank PLC
Russian Federation	12/20/25	1.000%(Q	)	200	123,538	124,924	(1,386)	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q	)	100	64,180	73,647	(9,467)	Citibank, N.A.

See Notes to Financial Statements.

48

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Russian Federation	12/20/31	1.000%(Q	)	400	$260,867	$271,830	$(10,963)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q	)	200	130,434	90,509	39,925	HSBC Bank PLC

					$1,074,110	$1,018,230	$55,880

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Devon Energy Corp.	06/20/22	1.000%(Q	)		420	0.511%	$774	$326	$448	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q	)		100	0.773%	694	248	446	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q	)	EUR	100	0.487%	476	605	(129)	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q	)		40	0.941%	467	199	268	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q	)		130	0.266%	289	126	163	Morgan Stanley & Co. International PLC
Generalitat de Catalunya	12/20/25	1.000%(Q	)		100	*	1,027	(695)	1,722	Deutsche Bank AG
Halliburton Co.	12/20/26	1.000%(Q	)		50	0.871%	336	445	(109)	Goldman Sachs International
Hellenic Republic	12/20/31	1.000%(Q	)		140	2.034%	(10,870)	(4,120)	(6,750)	Barclays Bank PLC
Hess Corp.	06/20/22	1.000%(Q	)		440	0.407%	877	399	478	Goldman Sachs International
Kingdom of Spain	06/20/25	1.000%(Q	)		1,000	0.291%	22,672	(5,793)	28,465	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q	)		170	0.291%	3,855	(1,027)	4,882	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q	)		15	0.291%	340	123	217	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q	)		50	0.339%	1,210	714	496	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q	)		100	0.660%	2,553	(305)	2,858	Credit Suisse International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Newell Brands, Inc.	06/20/22	1.000%(Q	)	380	0.322%	$804	$376	$428	Barclays Bank PLC
Republic of Estonia	12/20/26	1.000%(Q	)	50	0.657%	803	440	363	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q	)	475	0.318%	4,232	(695)	4,927	Citibank, N.A.
Republic of Italy	12/20/28	1.000%(Q	)	200	1.378%	(4,162)	(728)	(3,434)	Barclays Bank PLC
Republic of Italy	12/20/28	1.000%(Q	)	110	1.378%	(2,290)	(433)	(1,857)	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q	)	85	0.965%	130	—	130	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q	)	45	1.128%	(195)	120	(315)	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q	)	50	0.170%	733	(9)	742	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q	)	300	1.350%	(1,353)	(5,293)	3,940	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q	)	100	126.719%	(59,905)	2,346	(62,251)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q	)	100	101.137%	(61,929)	4,188	(66,117)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q	)	90	93.392%	(56,282)	(632)	(55,650)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q	)	200	69.464%	(121,000)	(124,140)	3,140	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q	)	100	55.719%	(64,179)	(74,144)	9,965	Morgan Stanley & Co. International PLC
Russian Federation	12/20/30	1.000%(Q	)	400	45.176%	(260,216)	(272,339)	12,123	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q	)	200	45.176%	(130,108)	(90,830)	(39,278)	HSBC Bank PLC
Teck Resources Ltd.	06/20/26	5.000%(Q	)	150	1.219%	22,666	23,321	(655)	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q	)	170	0.886%	950	2,953	(2,003)	Goldman Sachs International

						$(706,601)	$(544,254)	$(162,347)

See Notes to Financial Statements.

50

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q	)	3,750	4.286%	$196,052	$124,904	$(71,148)
CDX.NA.IG.37.V1	12/20/26	1.000%(Q	)	8,000	0.781%	101,586	84,239	(17,347)

						$297,638	$209,143	$(88,495)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):

CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q	)	100	2.547%	$9,616	$12,744	$(3,128)	Citibank, N.A.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2022:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
IDR 1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$6,294	$—	$6,294

Inflation swap agreements outstanding at April 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR 200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$9,396	$9,396
EUR 200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(18,508)	(18,508)

				$—	$(9,112)	$(9,112)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	1,100	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	$(3,256)	$(127,029)	$(123,773)
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(5,431)	(5,431)
BRL	1,638	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(28,699)	(28,699)
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	2,526	2,526
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	21,232	21,232

See Notes to Financial Statements.

52

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	$—	$30,979	$30,979
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	6,391	6,391
BRL	1,220	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(46,601)	(46,601)
BRL	661	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(25,181)	(25,181)
BRL	1,909	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(89,152)	(89,152)
CAD	255	05/08/22	1.367%(S)	3 Month CDOR(2)(S)	127	732	605
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(3,391)	(57,908)	(54,517)
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	539	(1,704)	(2,243)
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	(3,205)	(3,204)
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)	16,951	(7,572)	(24,523)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,459)	(7,096)	(5,637)
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)	(276)	(2,513)	(2,237)
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)	(588)	(7,199)	(6,611)
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(241)	(3,119)	(2,878)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)	(21,302)	(26,457)	(5,155)
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(7,023)	(7,023)
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,456	1,457
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,476	1,477
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,860	2,860
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,467	3,467
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	4,694	4,697
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	3,250	3,251
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	3,140	3,141
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	5,593	5,598
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,557	1,557
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	1,350	1,354

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(2)	$1,715	$1,717
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	4,383	4,387
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	12	6,517	6,505
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	11,284	11,299
COP	498,340	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	10,429	(14,664)	(25,093)
COP	3,100,000	04/09/31	5.245%(Q)	1 Day COOIS(2)(Q)	—	(164,488)	(164,488)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(58,454)	(58,454)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(104,915)	(104,915)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(120,617)	(120,617)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)	692	3,955	3,263
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	(45,754)	(45,754)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(153)	(41,873)	(41,720)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)	683	3,999	3,316
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	4,734	(8,328)	(13,062)
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(8,387)	(29,780)	(21,393)
EUR	140	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(7,375)	(7,375)
EUR	285	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	12,632	12,632
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	16,337	16,337
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(17,313)	(17,313)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	37,697	37,697
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(40,109)	(40,109)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	27,707	27,707

See Notes to Financial Statements.

54

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	$—	$(30,670)	$(30,670)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	5,697	(1,079)	(6,776)
EUR	144	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(3,309)	(3,309)
GBP	150	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	7,165	(10,481)	(17,646)
GBP	305	04/07/41	0.952%(A)	1 Day SONIA(2)(A)	(10)	(51,479)	(51,469)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	49,365	(24,192)	(73,557)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	—	(13,379)	(13,379)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)	(3,780)	(7,314)	(3,534)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(30,830)	(30,830)
ILS	670	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(9)	(14,266)	(14,257)
JPY	163,000	05/12/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(5)	336	341
JPY	163,000	05/12/22	0.000%(A)	1 Day TONAR(1)(A)	244	(273)	(517)
JPY	11,780	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	23	23
JPY	21,500	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	42	42
JPY	11,780	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	16	(17)	(33)
JPY	21,500	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	29	(18)	(47)
JPY	112,000	06/18/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(76)	245	321
JPY	203,200	06/18/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(163)	460	623
JPY	112,000	06/18/22	0.000%(A)	1 Day TONAR(1)(A)	146	(135)	(281)
JPY	203,200	06/18/22	0.000%(A)	1 Day TONAR(1)(A)	265	(245)	(510)
JPY	5,000	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(4)	1	5
JPY	57,555	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(46)	7	53
JPY	5,000	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	7	(3)	(10)
JPY	57,555	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	76	(37)	(113)
JPY	126,000	04/08/23	(0.029)%(S)	1 Day TONAR(2)(S)	68	(734)	(802)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)	13	(8,957)	(8,970)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)	(602)	1,391	1,993
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	7	(23,254)	(23,261)
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)	(10,880)	(33,938)	(23,058)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)	(1,039)	2,771	3,810
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)	(3,108)	13,053	16,161

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)	$(1,551)	$9,391	$10,942
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)	(6)	(638)	(632)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)	(27)	(6,181)	(6,154)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)	(13)	(564)	(551)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)	(112)	(12,247)	(12,135)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)	(136)	73	209
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)	(3,340)	15,568	18,908
JPY	10,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(5,891)	(7,858)	(1,967)
KRW	979,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	(25,925)	(43,281)	(17,356)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	(7,086)	(7,086)
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	(2,138)	(2,138)
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	(10,693)	(51,935)	(41,242)
MXN	3,630	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(8)	(18,446)	(18,438)
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(3,022)	(3,022)
MXN	8,515	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	23,405	(15,761)	(39,166)
MXN	4,000	04/19/32	8.945%(A)	28 Day Mexican Interbank Rate(2)(M)	—	(434)	(434)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	3,836	(6,379)	(10,215)
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	(6,270)	(6,270)
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	(8,499)	(8,499)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(10,387)	(10,387)
NZD	1,120	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	(38,276)	(97,573)	(59,297)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	18,992	(29,573)	(48,565)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	—	(48,426)	(48,426)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	(3,746)	(28,033)	(24,287)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)	1,068	(14,658)	(15,726)
THB	3,000	07/03/30	1.028%(S)	6 Month THBFIX(2)(S)	—	(10,372)	(10,372)

See Notes to Financial Statements.

56

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	2,000	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	$—	$(40,998)	$(40,998)
	2,180	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	18,532	18,532
	1,770	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	67,496	67,496
	1,795	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	69,288	69,288
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	40,576	40,576
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	3	(13,481)	(13,484)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	2,553	10,327	7,774
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(35)	4,189	4,224
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	1,728	1,736
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(29)	(1,981)	(1,952)
ZAR	10,915	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(13,990)	(53,585)	(39,595)
ZAR	3,350	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(23)	(9,972)	(9,949)

					$(15,500)	$(1,431,521)	$(1,416,021)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$745	$—	$745	Standard Chartered Bank
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	(14,498)	—	(14,498)	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(21,080)	—	(21,080)	Morgan Stanley & Co. International PLC
ILS	410	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(10,248)	—	(10,248)	Goldman Sachs International
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	(2,695)	—	(2,695)	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	845	—	845	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	(3,752)	—	(3,752)	Citibank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(15,737)	(4)	(15,733)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	$(4,005)	$(8)	$(3,997)	Morgan Stanley & Co. International PLC
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(9,129)	(13)	(9,116)	HSBC Bank PLC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	(1,532)	—	(1,532)	Morgan Stanley & Co. International PLC
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)	(1,411)	(2)	(1,409)	Citibank, N.A.
THB	6,000	07/04/24	1.590%(S)	6 Month THBFIX(2)(S)	389	—	389	Morgan Stanley & Co. International PLC
THB	1,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(874)	—	(874)	HSBC Bank PLC

					$(82,982)	$(27)	$(82,955)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
U.S. Treasury Bonds(T)	1 Day USOIS + 5 bps(T)	Goldman Sachs International	5/03/22	595	$(88,146)	$—	$(88,146)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,079,008	$(600,311)	$931,126	$(1,238,473)

See Notes to Financial Statements.

58

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$—	$2,087,878

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$7,362,106	$—
Ireland	—	1,608,397	—
Spain	—	70,363	74
United States	—	1,589,549	—
Bank Loans
United States	—	21,701	—
Commercial Mortgage-Backed Securities
Canada	—	16,682	—
Ireland	—	974,580	—
United States	—	5,172,422	—
Corporate Bonds
Belgium	—	138,069	—
Brazil	—	250,617	—
Bulgaria	—	169,813	—
Canada	—	907,907	—
China	—	1,986,090	—
Denmark	—	453,385	—
France	—	2,208,077	—
Germany	—	1,158,171	—
Hong Kong	—	341,630	—
Hungary	—	97,080	—
India	—	300,912	—
Indonesia	—	88,570	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Israel	$—	$97,591	$—
Italy	—	791,766	—
Jamaica	—	89,486	—
Japan	—	359,978	—
Kazakhstan	—	177,602	—
Luxembourg	—	185,050	—
Malta	—	120,092	—
Mexico	—	741,223	—
Netherlands	—	766,524	—
Peru	—	91,456	—
Portugal	—	129,954	—
Russia	—	470,858	—
South Africa	—	197,182	—
Spain	—	707,585	—
Supranational Bank	—	66,276	—
Sweden	—	247,986	—
Switzerland	—	595,713	—
United Arab Emirates	—	503,045	—
United Kingdom	—	3,129,858	—
United States	—	14,025,927	—
Municipal Bond
Puerto Rico	—	155,912	—
Residential Mortgage-Backed Securities
Bermuda	—	567,705	—
Ireland	—	65,584	—
United Kingdom	—	125,339	—
United States	—	1,631,716	50,386
Sovereign Bonds
Andorra	—	188,469	—
Austria	—	160,285	—
Brazil	—	564,971	—
Bulgaria	—	174,808	—
Canada	—	411,874	—
Chile	—	113,763	—
China	—	964,994	—
Colombia	—	741,985	—
Croatia	—	272,989	—
Cyprus	—	628,584	—
Denmark	—	31,065	—
Dominican Republic	—	100,399	—
France	—	82,274	—
Germany	—	97,089	—
Greece	—	1,928,319	—
Hong Kong	—	301,503	—
Hungary	—	347,411	—

See Notes to Financial Statements.

60

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Indonesia	$—	$1,028,098	$—
Israel	—	665,950	—
Italy	—	2,481,698	—
Japan	—	701,849	—
Kazakhstan	—	299,433	—
Lithuania	—	217,633	—
Mexico	—	1,050,247	—
New Zealand	—	59,136	—
Panama	—	375,721	—
Peru	—	519,467	—
Philippines	—	468,663	—
Portugal	—	1,039,209	—
Qatar	—	200,578	—
Romania	—	346,334	—
Russia	—	134,945	—
Saudi Arabia	—	295,821	—
Serbia	—	458,708	—
Singapore	—	29,061	—
Slovenia	—	270,057	—
South Africa	—	306,488	—
Spain	—	1,231,953	—
Ukraine	—	175,438	—
United Arab Emirates	—	181,644	—
United Kingdom	—	900,281	—
Uruguay	—	104,344	—
U.S. Government Agency Obligation	—	159,488	—
U.S. Treasury Obligations	—	5,155,846	—
Short-Term Investments
Unaffiliated Fund	6,260,807	—	—
Options Purchased	—	29,878	—

Total	$6,260,807	$76,956,279	$50,460

Liabilities
Options Written	$—	$(34,421)	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,028,044	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,008,363	—
OTC Packaged Credit Default Swap Agreements	—	777,678	—
OTC Credit Default Swap Agreements	—	1,149,614	—
OTC Currency Swap Agreement	—	6,294	—
Centrally Cleared Inflation Swap Agreement	—	9,396	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$478,509	$—
OTC Interest Rate Swap Agreements	—	1,979	—

Total	$1,028,044	$3,431,833	$—

Liabilities
Futures Contracts	$(602,623)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(270,317)	—
OTC Packaged Credit Default Swap Agreements	—	(818,619)	—
Centrally Cleared Credit Default Swap Agreements	—	(88,495)	—
OTC Credit Default Swap Agreements	—	(772,489)	—
Centrally Cleared Inflation Swap Agreement	—	(18,508)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,894,530)	—
OTC Interest Rate Swap Agreements	—	(84,961)	—
OTC Total Return Swap Agreement	—	(88,146)	—

Total	$(602,623)	$(4,036,065)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Sovereign Bonds	24.5%

Banks	14.1

Collateralized Loan Obligations	11.0

Unaffiliated Fund	7.4

Commercial Mortgage-Backed Securities	7.3

U.S. Treasury Obligations	6.1

Residential Mortgage-Backed Securities	3.0

Oil & Gas	2.3

Electric	2.2

Diversified Financial Services	1.5

Media	1.4

Telecommunications	1.2

Real Estate Investment Trusts (REITs)	1.2

Commercial Services	1.1

Foods	1.1

Packaging & Containers	1.0

Insurance	0.9

Consumer Loans	0.8

Transportation	0.8

Pipelines	0.8%

Healthcare-Products	0.6

Real Estate	0.6

Pharmaceuticals	0.6

Auto Manufacturers	0.5

Semiconductors	0.5

Entertainment	0.5

Healthcare-Services	0.5

Home Builders	0.4

Retail	0.4

Engineering & Construction	0.4

Chemicals	0.4

Automobiles	0.4

Airlines	0.3

Beverages	0.3

Internet	0.2

Collateralized Debt Obligation	0.2

Agriculture	0.2

U.S. Government Agency Obligation	0.2

See Notes to Financial Statements.

62

Industry Classification (continued):

Software	0.2%

Municipal Bond	0.2

Machinery-Diversified	0.2

Aerospace & Defense	0.2

Building Materials	0.1

Other	0.1

Auto Parts & Equipment	0.1

Housewares	0.1

Office/Business Equipment	0.1

Gas	0.1

Multi-National	0.1

Lodging	0.1

Mining	0.1%

Apparel	0.0	*

Options Purchased	0.0	*

	98.6

Options Written	(0.0	)*

Other assets in excess of liabilities	1.4

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$88,495	*

Credit contracts	Premiums paid for OTC swap agreements	1,079,008		Premiums received for OTC swap agreements	600,284

Credit contracts	Unrealized appreciation on OTC swap agreements	922,853		Unrealized depreciation on OTC swap agreements	1,065,393

Foreign exchange contracts	Due from/to broker-variation margin futures	466,280	*	—	—

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,008,363		Unrealized depreciation on OTC forward foreign currency exchange contracts	270,317

Interest rate contracts	Due from/to broker-variation margin futures	561,764	*	Due from/to broker-variation margin futures	602,623	*

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin swaps	$487,905	*	Due from/to broker-variation margin swaps	$1,913,038	*

Interest rate contracts	—	—		Premiums received for OTC swap agreements	27

Interest rate contracts	Unaffiliated investments	29,878		Options written outstanding, at value	34,421

Interest rate contracts	Unrealized appreciation on OTC swap agreements	8,273		Unrealized depreciation on OTC swap agreements	173,080

		$4,564,324			$4,747,678

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(104,531)
Foreign exchange contracts	378,265	938,219	—
Interest rate contracts	277,682	—	(511,214)

Total	$655,947	$938,219	$(615,745)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(319,384)
Foreign exchange contracts	—	—	277,793	618,828	—
Interest rate contracts	19,566	(21,391)	(144,504)	—	(1,136,268)

Total	$19,566	$(21,391)	$133,289	$618,828	$(1,455,652)

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 10,079

See Notes to Financial Statements.

64

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$ 1,600,000

Futures Contracts - Long Positions (2)	12,414,778

Futures Contracts - Short Positions (2)	46,977,968

Forward Foreign Currency Exchange Contracts - Purchased (3)	13,970,532

Forward Foreign Currency Exchange Contracts - Sold (3)	33,027,394

Interest Rate Swap Agreements (2)	61,304,219

Credit Default Swap Agreements - Buy Protection (2)	4,130,687

Credit Default Swap Agreements - Sell Protection (2)	13,419,813

Currency Swap Agreements (2)	96,718

Total Return Swap Agreements (2)	396,667

Inflation Swap Agreements (2)	937,920

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$45,341	$(13,504)	$31,837	$—	$31,837
Barclays Bank PLC	1,261,139	(901,051)	360,088	(360,088)	—
BNP Paribas S.A.	200,364	(130,294)	70,070	(70,070)	—
Citibank, N.A.	117,120	(29,397)	87,723	—	87,723
Credit Suisse International	3,325	(305)	3,020	—	3,020
Deutsche Bank AG	33,946	(97,367)	(63,421)	—	(63,421)
Goldman Sachs International	6,931	(121,597)	(114,666)	—	(114,666)
HSBC Bank PLC	679,097	(678,488)	609	—	609
JPMorgan Chase Bank, N.A.	113,102	(36,436)	76,666	—	76,666

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Morgan Stanley & Co. International PLC	$587,265	$(135,050)	$452,215	$(340,000)	$112,215
Standard Chartered Bank	745	(33)	712	—	712

	$3,048,375	$(2,143,522)	$904,853	$(770,158)	$134,695

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

66

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets

Unaffiliated investments (cost $93,957,467)	$83,267,546
Foreign currency, at value (cost $93,784)	92,929
Premiums paid for OTC swap agreements	1,079,008
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,008,363
Unrealized appreciation on OTC swap agreements	931,126
Dividends and interest receivable	581,671
Receivable for Fund shares sold	265,491
Receivable for investments sold	8,029
Prepaid expenses and other assets	14,150

Total Assets	87,248,313

Liabilities

Unrealized depreciation on OTC swap agreements	1,238,473
Premiums received for OTC swap agreements	600,311
Unrealized depreciation on OTC forward foreign currency exchange contracts	270,317
Payable for investments purchased	227,272
Payable for Fund shares purchased	187,852
Due to broker—variation margin swaps	97,717
Due to broker—variation margin futures	80,640
Accrued expenses and other liabilities	58,242
Options written outstanding, at value (premiums received $12,000)	34,421
Management fee payable	19,867
Dividends payable	2,026
Affiliated transfer agent fee payable	987
Directors’ fees payable	337
Distribution fee payable	268

Total Liabilities	2,818,730

Net Assets	$84,429,583

Net assets were comprised of:
Common stock, at par	$97,640
Paid-in capital in excess of par	96,406,816
Total distributable earnings (loss)	(12,074,873)

Net assets, April 30, 2022	$84,429,583

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    67

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Class A

Net asset value, offering price and redemption price per share, ($ 527,368 ÷ 61,005 shares of common stock issued and outstanding)	$8.64
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.93

Class C

Net asset value, offering price and redemption price per share, ($ 186,888 ÷ 21,627 shares of common stock issued and outstanding)	$8.64

Class Z

Net asset value, offering price and redemption price per share, ($ 6,438,345 ÷ 744,829 shares of common stock issued and outstanding)	$8.64

Class R6

Net asset value, offering price and redemption price per share, ($ 77,276,982 ÷ 8,936,547 shares of common stock issued and outstanding)	$8.65

See Notes to Financial Statements.

68

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income	$1,025,875
Unaffiliated dividend income	1,830
Affiliated dividend income	458

Total income	1,028,163

Expenses
Management fee	196,253
Distribution fee(a)	1,730
Custodian and accounting fees	36,816
Registration fees(a)	29,583
Audit fee	20,580
Transfer agent’s fees and expenses (including affiliated expense of $2,281)(a)	13,127
Legal fees and expenses	9,777
Shareholders’ reports	8,128
Directors’ fees	5,050
SEC registration fees	1,008
Miscellaneous	9,338

Total expenses	331,390
Less: Fee waiver and/or expense reimbursement(a)	(99,810)

Net expenses	231,580

Net investment income (loss)	796,583

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	72,740
Futures transactions	655,947
Forward currency contract transactions	938,219
Swap agreement transactions	(615,745)
Foreign currency transactions	(65,479)

985,682

Net change in unrealized appreciation (depreciation) on:
Investments	(11,500,350)
Futures	133,289
Forward currency contracts	618,828
Options written	(21,391)
Swap agreements	(1,455,652)
Foreign currencies	(5,810)

(12,231,086)

Net gain (loss) on investment and foreign currency transactions	(11,245,404)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(10,448,821)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    69

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	795	935	—	—
Registration fees	6,299	5,874	10,274	7,136
Transfer agent’s fees and expenses	702	162	9,254	3,009
Fee waiver and/or expense reimbursement	(7,347)	(6,133)	(24,050)	(62,280)

See Notes to Financial Statements.

70

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$796,583	$947,085
Net realized gain (loss) on investment and foreign currency transactions	985,682	851,837
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,231,086)	(2,056,792)

Net increase (decrease) in net assets resulting from operations	(10,448,821)	(257,870)

Dividends and Distributions
Distributions from distributable earnings
Class A	(12,162)	(20,553)
Class C	(3,022)	(2,629)
Class Z	(165,563)	(459,071)
Class R6	(1,429,963)	(1,022,297)

	(1,610,710)	(1,504,550)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	30,417,018	48,297,048
Net asset value of shares issued in reinvestment of dividends and distributions	1,604,663	1,491,892
Cost of shares purchased	(9,682,656)	(13,945,205)

Net increase (decrease) in net assets from Fund share transactions	22,339,025	35,843,735

Total increase (decrease)	10,279,494	34,081,315

Net Assets:

Beginning of period	74,150,089	40,068,774

End of period	$84,429,583	$74,150,089

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    71

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			December 12, 2017(a) through October 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03		$10.41	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.15	0.21	0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.29)		(0.27)	0.30	1.33	(0.42)
Total from investment operations	(1.21)		(0.12)	0.51	1.51	(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.26)	(0.28)	(0.56)	(0.26)
Tax return of capital distributions	-		-	(0.14)	-	-
Distributions from net realized gains	-		-	(0.11)	-	-
Total dividends and distributions	(0.18)		(0.26)	(0.53)	(0.56)	(0.26)
Net asset value, end of period	$8.64		$10.03	$10.41	$10.43	$9.48
Total Return(c):	(12.08)%		(1.22)%	5.12%	16.40%	(2.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$527		$841	$729	$2,036	$49
Average net assets (000)	$641		$825	$1,716	$234	$46
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.88%	0.88%	0.88	%(e)
Expenses before waivers and/or expense reimbursement	3.19	%(e)	2.96%	2.30%	8.27%	80.88	%(e)
Net investment income (loss)	1.71	%(e)	1.48%	2.03%	1.69%	1.86	%(e)
Portfolio turnover rate(f)	9%		20%	33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

72

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			December 12, 2017(a) through October 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03		$10.41	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.08	0.12	0.17	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.29)		(0.28)	0.31	1.27	(0.43)
Total from investment operations	(1.24)		(0.20)	0.43	1.44	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.18)	(0.20)	(0.49)	(0.19)
Tax return of capital distributions	-		-	(0.14)	-	-
Distributions from net realized gains	-		-	(0.11)	-	-
Total dividends and distributions	(0.15)		(0.18)	(0.45)	(0.49)	(0.19)
Net asset value, end of period	$8.64		$10.03	$10.41	$10.43	$9.48
Total Return(c):	(12.51)%		(1.96)%	4.32%	15.59%	(3.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$187		$139	$162	$39	$17
Average net assets (000)	$189		$150	$85	$16	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.63	%(e)	1.63%	1.63%	1.63%	1.63	%(e)
Expenses before waivers and/or expense reimbursement	8.19	%(e)	10.05%	15.56%	97.66%	290.47	%(e)
Net investment income (loss)	0.99	%(e)	0.74%	1.15%	1.70%	1.13	%(e)
Portfolio turnover rate(f)	9%		20%	33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    73

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			December 12, 2017(a) through October 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03		$10.41	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.22	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.28)		(0.27)	0.32	1.36	(0.42)
Total from investment operations	(1.19)		(0.10)	0.54	1.54	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.28)	(0.31)	(0.59)	(0.28)
Tax return of capital distributions	-		-	(0.14)	-	-
Distributions from net realized gains	-		-	(0.11)	-	-
Total dividends and distributions	(0.20)		(0.28)	(0.56)	(0.59)	(0.28)
Net asset value, end of period	$8.64		$10.03	$10.41	$10.43	$9.48
Total Return(c):	(11.97)%		(0.98)%	5.37%	16.71%	(2.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,438		$10,982	$8,864	$3,854	$164
Average net assets (000)	$8,027		$17,287	$6,563	$1,214	$160
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.63%	0.63%	0.63%	0.63	%(e)
Expenses before waivers and/or expense reimbursement	1.23	%(e)	1.09%	1.56%	3.11%	24.70	%(e)
Net investment income (loss)	1.97	%(e)	1.65%	2.17%	1.72%	2.11	%(e)
Portfolio turnover rate(f)	9%		20%	33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 12, 2017(a) through October 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.04		$10.41	$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.23	0.26	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.29)		(0.26)	0.31	1.28	(0.42)
Total from investment operations	(1.19)		(0.08)	0.54	1.54	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.29)	(0.31)	(0.59)	(0.28)
Tax return of capital distributions	-		-	(0.14)	-	-
Distributions from net realized gains	-		-	(0.11)	-	-
Total dividends and distributions	(0.20)		(0.29)	(0.56)	(0.59)	(0.28)
Net asset value, end of period	$8.65		$10.04	$10.41	$10.43	$9.48
Total Return(c):	(12.04)%		(0.82)%	5.42%	16.79%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,277		$62,187	$30,314	$28,565	$24,421
Average net assets (000)	$70,294		$37,302	$29,230	$26,482	$24,571
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.58%	0.58%	0.58	%(e)
Expenses before waivers and/or expense reimbursement	0.76	%(e)	0.89%	1.19%	1.49%	1.67	%(e)
Net investment income (loss)	2.04	%(e)	1.74%	2.25%	2.66%	2.14	%(e)
Portfolio turnover rate(f)	9%		20%	33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    75

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Global Total Return (USD Hedged) Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

76

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Global Total Return (USD Hedged) Fund    77

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

78

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial

PGIM Global Total Return (USD Hedged) Fund    79

Notes to Financial Statements  (unaudited) (continued)

instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation

80

margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

PGIM Global Total Return (USD Hedged) Fund    81

Notes to Financial Statements  (unaudited) (continued)

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

82

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may

PGIM Global Total Return (USD Hedged) Fund    83

Notes to Financial Statements  (unaudited) (continued)

be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including

84

the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

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Notes to Financial Statements  (unaudited) (continued)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

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dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% on average daily net assets up to $2 billion;	0.50%
0.485% of average daily net assets over $ 2 billion

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

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Notes to Financial Statements  (unaudited) (continued)

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.88%
C	1.63
Z	0.63
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$2,119	$—
C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer

88

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$21,698,145	$5,531,952

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund(1)(wb):

PGIM Core Ultra Short Bond Fund

$2,567,718	$4,614,625	$7,182,343	$—	$—	$—	—	$458

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

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Notes to Financial Statements  (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$94,507,314	$3,580,289	$(15,033,289)	$(11,453,000)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $334,000 which can be carried forward for an unlimited period. The Fund utilized approximately $559,000 of it’s capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

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The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	200,000,000
C	300,000,000
Z	600,000,000
R6	400,000,000

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,159	5.4%
R6	2,600,153	29.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	26.6%
Unaffiliated	1	62.8

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	19,919	$195,726

Shares issued in reinvestment of dividends and distributions	1,256	12,039

Shares purchased	(44,015)	(430,666)

Net increase (decrease) in shares outstanding	(22,840)	$(222,901)

Year ended October 31, 2021:

Shares sold	58,111	$599,993

Shares issued in reinvestment of dividends and distributions	2,000	20,523

Shares purchased	(46,272)	(473,592)

Net increase (decrease) in shares outstanding	13,839	$146,924

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Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended April 30, 2022:
Shares sold	13,191	$129,922
Shares issued in reinvestment of dividends and distributions	312	2,993
Shares purchased	(5,771)	(54,968)
Net increase (decrease) in shares outstanding	7,732	$77,947

Year ended October 31, 2021:
Shares sold	8,646	$89,643
Shares issued in reinvestment of dividends and distributions	248	2,555
Shares purchased	(10,602)	(109,313)
Net increase (decrease) in shares outstanding	(1,708)	$(17,115)

Class Z

Six months ended April 30, 2022:
Shares sold	73,814	$711,418
Shares issued in reinvestment of dividends and distributions	16,789	161,131
Shares purchased	(440,359)	(4,322,296)
Net increase (decrease) in shares outstanding before conversion	(349,756)	(3,449,747)
Shares issued upon conversion from other share class(es)	103	932
Net increase (decrease) in shares outstanding	(349,653)	$(3,448,815)

Year ended October 31, 2021:
Shares sold	3,203,522	$32,545,219
Shares issued in reinvestment of dividends and distributions	43,654	446,555
Shares purchased	(489,336)	(5,030,975)
Net increase (decrease) in shares outstanding before conversion	2,757,840	27,960,799
Shares issued upon conversion from other share class(es)	1,809	18,669
Shares purchased upon conversion into other share class(es)	(2,516,935)	(25,848,919)
Net increase (decrease) in shares outstanding	242,714	$2,130,549

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Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares sold	3,108,749	$29,379,952
Shares issued in reinvestment of dividends and distributions	150,223	1,428,500
Shares purchased	(518,932)	(4,874,726)
Net increase (decrease) in shares outstanding before conversion	2,740,040	25,933,726
Shares purchased upon conversion into other share class(es)	(103)	(932)
Net increase (decrease) in shares outstanding	2,739,937	$25,932,794

Year ended October 31, 2021:
Shares sold	1,470,595	$15,062,193
Shares issued in reinvestment of dividends and distributions	99,750	1,022,259
Shares purchased	(801,450)	(8,331,325)
Net increase (decrease) in shares outstanding before conversion	768,895	7,753,127
Shares issued upon conversion from other share class(es)	2,516,935	25,848,919
Shares purchased upon conversion into other share class(es)	(1,809)	(18,669)
Net increase (decrease) in shares outstanding	3,284,021	$33,583,377

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

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Notes to Financial Statements  (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

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The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or

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Notes to Financial Statements  (unaudited) (continued)

restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

96

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, floating rate and other loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability

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Notes to Financial Statements  (unaudited) (continued)

to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

98

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U. S. Government securities may be affected by changes in the credit rating of the U. S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Global Total Return (USD Hedged) Fund    99

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

100

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street
New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED	PricewaterhouseCoopers LLP	300 Madison Avenue
PUBLIC ACCOUNTING FIRM		New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return (USD Hedged) Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PHEAX	PHECX	PHEZX	PHEQX

CUSIP	74439A707	74439A806	74439A871	74439A889

MF238E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022